As filed with the Securities and Exchange Commission on September 26, 1997


                                                 Registration No. 33- 83560
                                                                   811-8750
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                     SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C    20549

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                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No.___


                     Post-Effective Amendment No. 5                   X
                                                                     --

                                   and

                     REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940


                           Amendment No. 6                            X
                                                                     --

                 AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT
                 --------------------------------------
                        (Exact Name of Registrant)

                    AUSA LIFE INSURANCE COMPANY, INC.
                    ---------------------------------
                           (Name of Depositor)

                666 Fifth Avenue, New York, New York 10103
           (Address of Depositor's Principal Executive Offices)

             Depositor's Telephone Number, including Area Code

                             (212) 246-5234

                            Frank A. Camp, Esquire
                       AUSA Life Insurance Company, Inc.
                           4333 Edgewood Road, N.E.
                           Cedar Rapids, Iowa 52499
                    (Name and Address of Agent for Service)

                                 Copy to:

                        Frederick R. Bellamy, Esquire

                      Sutherland, Asbill & Brennan L.L.P.
                        1275 Pennsylvania Avenue, N.W.
                        Washington, D.C.  20004-2404
AUSAENDC

                      DECLARATION PURSUANT TO RULE 24f-2

  Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant declares that a notice pursuant to Rule 24f-2 for the year ended December 31, 1996 was filed on February 18, 1996.

                                ______________


  It is proposed that this filing will become effective:


                                ______________


_____   immediately upon filing pursuant to paragraph (b) of Rule
        485.


_____   on May 1, 1997 pursuant to paragraph (b) of Rule 485.

__X__   60 days after filing pursuant to paragraph (a)(i) of Rule
        485.


_____   on ______ pursuant to paragraph (a)(i) of Rule
        485.

_____   75 days after filing pursuant to paragraph (a)(i)

_____   on _____________ pursuant to paragraph (a)(ii) of Rule
        485.

If appropriate, check the following box:

     _____   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           CROSS REFERENCE SHEET
                            Pursuant to Rule 495

                 Showing Location in Part A (Prospectus) and
                 Part B (Statement of Additional Information)
        of Registration Statement of Information Required by Form N-4
        -------------------------------------------------------------

                                   PART A
                                   ------

Item of Form N-4                               Prospectus Caption
----------------                               ------------------
 1. Cover Page ......................   Cover Page

 2. Definitions .....................   Definitions

 3. Synopsis ........................   Summary; Historical Performance
                                        Data

 4. Condensed Financial Information     Financial Statements

 5. General
    (a) Depositor ...................   AUSA Life
        .............................   Insurance Company, Inc.
    (b) Registrant ..................   The Mutual Fund Account
    (c) Portfolio Company ...........   Underlying Funds
    (d) Fund Prospectus .............   Underlying Funds
    (e) Voting Rights ...............   Voting Rights

 6. Deductions and Expenses
    (a) General .....................   Charges and Deductions
    (b) Sales Load % ................   Contingent Deferred Sales Charge
    (c) Special Purchase Plan .......   N/A
    (d) Commissions .................   Distributor of the Policies
    (e) Expenses - Registrant .......   N/A
    (f) Fund Expenses ...............   Expenses Including Investment
                                        Advisory Fees
    (g) Organizational Expenses .....   N/A

 7. Policies
    (a) Persons with Rights .........   The Policy; Election of Annuity
                                        Option; Determination of Annuity
                                        Payments; Annuity Commencement
                                        Date; Ownership of the Policy
                                        Voting Rights
    (b) (i)   Allocation of Premium
              Payments ..............   Allocation of Premiums
        (ii)  Transfers .............   Transfers
        (iii) Exchanges .............   N/A
    (c) Changes .....................   Addition, Deletion or
                                        Substitution of Investments;
                                        Election of Annuity Option;
                                        Annuity Commencement Date;

                                        Beneficiary; Ownership of the
                                        Policy
    (d) Inquiries ...................   Summary
 8. Annuity Period ..................   Annuity Options

 9. Death Benefit ...................   Death of Annuitant Prior to
                                        Annuity Commencement Date

10. Purchase and Policy Values ......
    (a) Purchases ...................   Policy Application and Issuance
                                        of Policies; Premiums
    (b) Valuation ...................   Policy Value; The Mutual Fund
                                        Account Value
    (c) Daily Calculation ...........   The Mutual Fund Account Value
    (d) Underwriter .................   Distributor of the Policies

11. Redemptions
    (a) By Owners ...................   Surrenders
        By Annuitant ................   N/A
    (b) Texas ORP ...................   Restrictions Under the Texas
                                        Optional Retirement Program
    (c) Check Delay .................   Payment not Honored by Bank
    (d) Lapse .......................   N/A
    (e) Free Look ...................   Summary

12. Taxes ...........................   Certain Federal Income Tax
                                        Consequences

13. Legal Proceedings ...............   Legal Proceedings

14. Table of Contents for the
    Statement of                        Statement of Additional
    Additional Information ..........   Information
                                   PART B
                                   ------

Item of Form N-4                            Statement of Additional
----------------                              Information Caption
                                              -------------------
15. Cover Page ......................   Cover Page

16. Table of Contents ...............   Table of Contents

17. General Information
    and History .....................   (Prospectus) AUSA
                                        Life Insurance Company, Inc.
18. Services ........................
    (a)  Fees and Expenses
         of Registrant ..............   N/A
    (b)  Management Policies ........   N/A
    (c)  Custodian ..................   Custody of Assets
         Independent

         Auditors ...................   Independent Auditors
    (d)  Assets of Registrant .......   Custody of Assets
    (e)  Affiliated Person ..........   N/A
    (f)  Principal Underwriter ......   Distribution of the Policies
19. Purchase of Securities
    Being Offered ...................   Distribution of the Policies
    Offering Sales Load .............   N/A

20. Underwriters ....................   Distribution of the Policies;
                                        (Prospectus) Distributor of the
                                        Policies

21. Calculation of Performance
    Data ............................   Calculation of Yields and Total
                                        Returns; Other Performance Data

22. Annuity Payments ................   (Prospectus) Election of Annuity
                                        Option; (Prospectus)
                                        Determination of Annuity Payments

23. Financial Statements ............   Financial Statements

                     PART C -- OTHER INFORMATION
                     ---------------------------

Item of Form N-4                         Part C Caption
----------------                         --------------
24. Financial Statements
    and Exhibits ....................   Financial Statements and Exhibits
    (a)  Financial Statements .......   Financial Statements
    (b)  Exhibits ...................   Exhibits

25. Directors and Officers of .......   Directors and Officers of the
    the Depositor                       Depositor

26. Persons Controlled By or Under ..   Persons Controlled By or Under
    Common Control with the             Common Control with the
    Depositor or Registrant             Depositor or Registrant

27. Number of Policyowners ..........   Number of Policyowners

28. Indemnification .................   Indemnification

29. Principal Underwriters ..........   Principal Underwriters

30. Location of Accounts
    and Records .....................   Location of Accounts and Records

31. Management Services .............   Management Services

32. Undertakings ....................   Undertakings

    Signature Page ..................   Signatures

                                       5

PROSPECTUS                                                               , 1997

                         THE ENDEAVOR VARIABLE ANNUITY

                                Issued Through

                    AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT

                                      by

                       AUSA LIFE INSURANCE COMPANY, INC.

  The Endeavor Variable Annuity Policy is a Flexible Premium Variable Annuity that is offered by AUSA Life Insurance Company, Inc. ("AUSA Life"). You can use the Policy to accumulate funds for retirement or other long-term financial planning purposes. You are generally not taxed on any earnings on amounts you invest until you withdraw them or begin to receive annuity payments. The Policy is a "variable" annuity because the value of your investments can go up or down based on the performance of mutual fund portfolios that you select. It is a flexible premium policy because after you purchase it you can generally make additional investments of any amount of $50 or more, until the Annuity Commencement Date when AUSA Life begins making annuity payments to you.

  You have thirteen investment options to choose from. They include these twelve mutual fund portfolios:

 TCW Managed Asset Allocation             Dreyfus Small Cap Value Portfolio
   Portfolio                              Dreyfus U.S. Government Securities
 TCW Money Market Portfolio                 Portfolio
 T. Rowe Price International Stock        Value Equity Portfolio
   Portfolio                              Opportunity Value Portfolio
 T. Rowe Price Equity Income              Enhanced Index Portfolio
   Portfolio
 T. Rowe Price Growth Stock Portfolio     Montgomery Select 50 Portfolio
                                          WRL Growth Portfolio, managed by
                                            Janus Capital Corporation

  YOU AS THE OWNER OF THE POLICY, BEAR THE ENTIRE INVESTMENT RISK FOR ALL AMOUNTS THAT YOU ALLOCATE TO ANY OF THE MUTUAL FUNDS. THIS MEANS THAT YOU COULD LOSE THE AMOUNT THAT YOU INVEST. BUT IF THE MUTUAL FUND SHARES INCREASE IN VALUE, THEN THE VALUE OF YOUR POLICY WILL ALSO INCREASE.

  The thirteenth investment option is the Fixed Account. If you invest in one of the alternatives offered in the Fixed Account, then AUSA Life guarantees to return your investment with interest at rates that AUSA Life will declare from time to time.

  Of course, you can choose any combination of these investment options. You can also transfer amounts among these options (subject to some restrictions).

  LIKE ALL SECURITIES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  You should only purchase a Policy as a long-term investment. However, you do have access to all or some of the current cash value of your investments at any time before the Annuity Commencement Date. But, if you do withdraw cash from your Policy, there may be a surrender charge. You may also have to pay income taxes on some or all of the amount you withdraw, and if you are under the age 59 1/2 there may also be a tax penalty. AUSA Life has the right to postpone withdrawals from the Fixed Account.

  Prospectuses for the mutual fund portfolios are attached to the back of this Prospectus. This Prospectus and the mutual fund prospectuses give you vital information about the Policies and the mutual funds. Please read them carefully before you invest. Keep them for future reference.

  PLEASE NOTE THAT THE POLICIES AND THE MUTUAL FUNDS: ARE NOT BANK DEPOSITS, ARE NOT FEDERALLY INSURED, ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY AND ARE NOT GUARANTEED TO ACHIEVE THEIR GOAL.

  This Prospectus sets forth the information that a prospective purchaser should consider before purchasing a Policy. A Statement of Additional Information about the Policy and the Mutual Fund Account which has the same date as this Prospectus has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available at no cost to any person requesting a copy by writing AUSA Life at the Service Office or by calling 1-800-525-6205. The table of contents of the Statement of Additional Information is included at the end of this Prospectus.

  This Prospectus and the Statement of Additional Information generally describe only the Policies and the Mutual Fund Account, except when the Fixed Account is specifically mentioned.

                                Service Office:
            Financial Markets Division--Variable Annuity Department
                       AUSA Life Insurance Company, Inc.
                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001

                            Administrative Office:
                              AUSA Life Insurance
                                 Company, Inc.
                         666 Fifth Avenue, 25th Floor
                              New York, NY 10103

                               Home Office:

                          4 Manhattanville Road

                         Purchase, New York 10577

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
DEFINITIONS................................................................   5
SUMMARY....................................................................   8
CONDENSED FINANCIAL INFORMATION............................................  20
FINANCIAL STATEMENTS.......................................................  22
HISTORICAL PERFORMANCE DATA................................................  22
  Standardized Performance Data............................................  22
  TCW Money Market Subaccount..............................................  22
  Other Subaccounts........................................................  22
  Other Performance Data...................................................  25
  Subadviser Performance...................................................  29
PUBLISHED RATINGS..........................................................  29
AUSA LIFE INSURANCE COMPANY................................................  30
THE ENDEAVOR ACCOUNTS......................................................  30
  The Mutual Fund Account..................................................  30
  The Fixed Account........................................................  35
    Guaranteed Period......................................................  35
    Dollar Cost Averaging Fixed Account Option.............................  36
    Current Guaranteed Interest Rates......................................  36
  Transfers................................................................  37
  Reinstatements...........................................................  38
  Dollar Cost Averaging....................................................  38
  Asset Rebalancing........................................................  39
THE POLICY.................................................................  40
  Policy Application and Issuance of Policies--Premium Payments............  40
  Annuity Purchase Value...................................................  41
  Adjusted Annuity Purchase Value (AAPV)...................................
  Amendments...............................................................  42
  Non-participating Policy.................................................  42
DISTRIBUTIONS UNDER THE POLICY.............................................  42
  Surrenders...............................................................  42
  Systematic Payout Option.................................................  43
  Annuity Payments.........................................................  44
    Annuity Commencement Date..............................................  44
    Election of Payment Option.............................................  44
    Premium Tax............................................................  45
    Supplementary Policy...................................................  45
  Annuity Payment Options..................................................  45
  Death Benefit............................................................  49
    Death of Annuitant Prior to Annuity Commencement Date..................  49
    Death On or After Annuity Commencement Date............................  51
    Beneficiary............................................................  51
  Death of Owner...........................................................  51
  Restrictions Under Section 403(b) Plans..................................  52
  Restrictions Under Qualified Policies....................................  52

                                                                            PAGE
                                                                            ----
CHARGES AND DEDUCTIONS.....................................................  52
  Surrender Charge.........................................................  52
  Mortality and Expense Risk Fee...........................................  53
  Administrative Charges...................................................  54
  Premium Taxes............................................................  55
  Federal, State and Local Taxes...........................................  55
  Transfer Charge..........................................................  55
  Other Expenses Including Investment Advisory Fees........................  55
  Employee and Agent Purchases.............................................  55
CERTAIN FEDERAL INCOME TAX CONSEQUENCES....................................  56
  Tax Status of the Policy.................................................  57
  Taxation of Annuities....................................................  57
DISTRIBUTOR OF THE POLICIES................................................  62
VOTING RIGHTS..............................................................  63
LEGAL PROCEEDINGS..........................................................  63
STATEMENT OF ADDITIONAL INFORMATION........................................  64

                                  DEFINITIONS

  Accumulation Unit--An accounting unit of measure used in calculating the Annuity Purchase Value in the Mutual Fund Account before the Annuity Commencement Date.

  Administrative Office--AUSA Life Insurance Company, Inc., 666 Fifth Avenue, 25th Floor, New York, NY, 10103.

  Annuitant--The person entitled to receive Annuity Payments after the Annuity Commencement Date and during whose life any Annuity Payments involving life contingencies will continue.

  Annuity Commencement Date--The date upon which Annuity Payments are to commence. This date may not be later than the last day of the policy month starting after the Annuitant attains age 90.

  Annuity Payment Option or Payment Option--A method of receiving a stream of Annuity Payments selected by the Owner.

  Annuity Purchase Value--The value in the policy that may be used to purchase a stream of annuity payments. On or before the Annuity Commencement Date, this is an amount equal to (a) the Premiums Paid; minus (b) partial withdrawals taken; plus (c) interest credited in the Fixed Account; plus (d) accumulated gains or losses in the Mutual Fund Account; minus (e) any applicable service charges, premium taxes, and transfer fees.

  Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity Payment.

  Beneficiary--The person who has the right to the Death Benefit set forth in the Policy.

  Business Day--A day when the New York Stock Exchange is open for business.

  Cash Value--The Annuity Purchase Value less the Surrender Charge, if any.

  Code--The Internal Revenue Code of 1986, as amended.

  Contingent Deferred Sales Charge--The applicable Surrender Charge, assessed on certain full or partial withdrawals of Premium Payments to cover expenses relating to the sale of the Policies.


  Current Interest Rate--The interest rate currently guaranteed to be credited on amounts under a Policy allocated to the Fixed Account. This interest rate will always equal or exceed a minimum of 3%.

  Date of Issue--The date the Policy is issued, as shown on the Policy data page.

  Due Proof of Death--A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to AUSA Life will constitute Due Proof of Death.

  Excess Premium Withdrawals--The amount of a Premium Payment withdrawal which is in excess of the amount that is free from Surrender Charge (that is, the "10% Withdrawal").

  Fixed Account--A part of the general account of AUSA Life. General account assets consist of all of the assets of AUSA Life that are not in separate accounts.

  Fixed Annuity Payments--Payments made pursuant to an Annuity Payment Option which do not fluctuate in amount.

  Guaranteed Period Option--The one year guaranteed interest rate period which will be offered by AUSA Life into which premiums may be paid or amounts transferred.

  Investment Options--The One Year Guaranteed Period Option of the Fixed Account, and the Dollar Cost Averaging Fixed Account Option, and any of the Subaccounts of the Mutual Fund Account.

  Mutual Fund Account--The AUSA Endeavor Variable Annuity Account, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940 to which Premium Payments under the Policies may be allocated and which invests in the Growth Portfolio of the WRL Series Fund, Inc. and the portfolios of the Endeavor Series Trust.

  Nonqualified Policy--A Policy other than a Qualified Policy.

  Policy--One of the variable annuity policies offered by this Prospectus.

  Policy Anniversary--Each anniversary of the Date of Issue.

  Policy Owner or Owner--The person who may exercise all rights and privileges under the Policy. The Policy Owner during the lifetime of the Annuitant and prior to the Annuity Commencement Date is the person designated as the Policy Owner or a Successor Owner in the application. (See "DISTRIBUTIONS UNDER THE POLICY--Death Benefit," p. 49)

  Policy Year--A Policy Year begins on the Date of Issue and on each Policy Anniversary.

  Premium Payment--An amount paid to AUSA Life by the Policy Owner or on the Policy Owner's behalf as consideration for the benefits provided by the Policy.

  Qualified Policy--A Policy issued in connection with retirement plans that qualify for special Federal income tax treatment.

  Service Charge--An annual charge on each Policy Anniversary for Policy maintenance and related administrative expenses. This annual charge is the lesser of 2% of the Policy Value or $35.

  Service Office--Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

  Subaccount--A subdivision within the Mutual Fund Account the assets of which are invested in a specified Portfolio of the Underlying Funds.

  Successor Policy Owner--A person appointed by the Policy Owner to succeed to ownership of the Policy in the event of the death of the Policy Owner who is not the Annuitant before the Annuity Commencement Date.

  Surrender Charge--A percentage of each Excess Premium Withdrawal, which is deducted by AUSA Life upon surrender or partial withdrawal from the Policy. The Surrender Charge Percentage ranges from 7% to 0% depending upon the length of time from the date of each Premium Payment to the date of withdrawal. A Surrender Charge may also be referred to as a "Contingent Deferred Sales Charge."

  Underlying Funds--The Growth Portfolio of the WRL Series Fund, Inc. and the portfolios of the Endeavor Series Trust.

  Valuation Period--The period of time from one determination of Accumulation Unit and Annuity Unit values to the next subsequent determination of values. Such determination shall be made on each Business Day.

  Variable Annuity Payments--Payments made pursuant to an Annuity Payment Option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified Subaccounts within the Mutual Fund Account.

  Written Notice or Written Request--Written notice, signed by the Policy Owner, that gives AUSA Life the information it requires and is received at the Service Office. For some transactions, AUSA Life may accept an electronic notice. Such electronic notice must meet the requirements AUSA Life establishes for such notices. Telephone instructions are not permitted.

                         THE ENDEAVOR VARIABLE ANNUITY

                                    SUMMARY

  The following Summary is intended to provide a brief overview of the Policy. More detailed information can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

THE POLICY

  The Endeavor Variable Annuity is a Flexible Premium Variable Annuity which can be purchased as a Nonqualified Policy or as a Qualified Policy. The Owner allocates the Premium Payments among the two Endeavor Accounts of AUSA Life: the AUSA Endeavor Variable Annuity Account (the "Mutual Fund Account") and the Fixed Account (together, the "Accounts").

THE ACCOUNTS

  The Mutual Fund Account. The Mutual Fund Account is a separate account of AUSA Life, which invests exclusively in shares of the portfolios of the Endeavor Series Trust, and the Growth Portfolio of the WRL Series Fund, Inc. (collectively, the "Underlying Funds").

  The Underlying Funds currently have twelve Portfolios: the WRL Growth Portfolio, managed by Janus Capital Corporation; the TCW Managed Asset Allocation Portfolio; the TCW Money Market Portfolio; the T. Rowe Price International Stock Portfolio; the Value Equity Portfolio; the Dreyfus Small Cap Value Portfolio; the Dreyfus U.S. Government Securities Portfolio; the T. Rowe Price Equity Income Portfolio; the T. Rowe Price Growth Stock Portfolio; the Opportunity Value Portfolio; the Enhanced Index Portfolio; and the Montgomery Select 50 Portfolio. Each of the twelve Subaccounts of the Mutual Fund Account invests solely in a corresponding Portfolio of the Underlying Funds. BECAUSE THE POLICY VALUE MAY DEPEND ON THE INVESTMENT EXPERIENCE OF THE SELECTED SUBACCOUNTS, THE OWNER BEARS THE ENTIRE INVESTMENT RISK WITH RESPECT TO PREMIUM PAYMENTS ALLOCATED TO, AND AMOUNTS TRANSFERRED TO, THE MUTUAL FUND ACCOUNT. (See "THE ENDEAVOR ACCOUNTS--The Mutual Fund Account," p. 30.)

  The Fixed Account. The Fixed Account offers two Investment Options, a one-year Guaranteed Period Option and a Dollar Cost Averaging Fixed Account Option. AUSA Life guarantees a minimum annual effective interest rate of 3% on Premium Payments and transfers to, less partial withdrawals and transfers from, the Fixed Account. AUSA Life may, in its sole discretion, declare a higher Current Interest Rate. A Current Interest Rate is guaranteed for at least one year. Upon surrender, AUSA Life guarantees return of at least the Premium Payments made to, less prior Partial Withdrawals and transfers from, the Fixed Account. (See "THE ENDEAVOR ACCOUNTS--The Fixed Account," p. 35.)

  AUSA Life reserves the right to offer additional Investment Options, or to delete Investment Options in the future.

PREMIUM PAYMENTS

  A Nonqualified Policy may be purchased with a minimum initial Premium Payment of $5,000, and a Qualified Policy generally may be purchased with a minimum initial Premium Payment of $1,000. A Policy purchased and used in connection with a tax deferred 403(b) annuity may be purchased with a minimum initial Premium Payment of $50. An Owner may make additional Premium Payments of at least $50 each, including payments through preauthorized check, at any time before the Annuity Commencement Date. The maximum total premium payments allowed is $1,000,000 without prior approval of AUSA Life. There is nothing deducted from Premium Payments at the time of purchase, so all funds are invested immediately.

  On the Date of Issue, the initial Premium Payment is allocated among the Investment Options in accordance with the allocation percentages specified by the Owner in the Policy application. Any allocation must be in whole percents, and the total allocation must equal 100%. Additional Premium Payments are allocated among the Investment Options the same as initial Premium Payments unless the allocation is changed by the Owner. Allocations may be changed by sending Written Notice to AUSA Life's Service Office. (See "THE POLICY--Policy Application and Issuance of Policies--Premium Payments," p. 40.)

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

  An Owner can transfer Annuity Purchase Values from one Subaccount to another within the Mutual Fund Account or to the Fixed Account, or from the One Year Guaranteed Period Option of the Fixed Account to the Mutual Fund Account. The minimum amount which may be transferred is $500 or the entire Annuity Purchase Value in the Subaccount or Guaranteed Period Option, whichever is less. However, following a transfer out of an Investment Option, at least $500 must remain in that Investment Option, otherwise AUSA Life reserves the right to include the remaining amounts in the transfer. Transfers currently may be made by sending the appropriate Written Notice or Request to the Service Office.

  An Owner can also transfer an amount equal to the interest credited in the One Year Guaranteed Period Option to any Subaccount of the Mutual Fund Account prior to the end of the Guaranteed Period. Such "interest transfers" may affect the interest crediting rate experienced on amounts remaining in the One-Year Guaranteed Period Options, because AUSA Life deems all withdrawals to be on a "first-in, first-out" basis for the purpose of crediting interest.

  Transfers from the Dollar Cost Averaging Fixed Account Option,except through automatic Dollar Cost Averaging transfers, are not allowed. (See "THE ENDEAVOR ACCOUNTS--Dollar Cost Averaging Fixed Account Option," p. 36.)

  The maximum amount of Annuity Purchase Value that can be transferred from the One Year Guaranteed Period Option prior to the end of the Guaranteed Period is 25% of the Annuity Purchase Value in that Option, less amounts previously transferred out of that Option during the current policy year. The entire Annuity Purchase Value may be transferred from the One Year Guaranteed Period Option at the end of the Guaranteed Period.

  A $10 charge may be imposed for each transfer in excess of 12 transfers per Policy Year. Currently AUSA Life does not charge for any transfers. (See "THE ENDEAVOR ACCOUNTS--Transfers," p. 37.)

SURRENDERS

  The Owner may elect to surrender all or a portion of the Cash Value ($500 minimum) in exchange for a cash withdrawal payment from AUSA Life at any time prior to the earlier of the Annuitant's death or the Annuity Commencement Date. A Surrender or partial withdrawal may be subject to deductions for Surrender Charges. (See "CHARGES AND DEDUCTIONS," p. 52.) The Cash Value equals the Annuity Purchase Value less any applicable Surrender Charge (described below). A surrender request must be made by Written Request, and a request for a partial withdrawal must specify the Guaranteed Period Option or Subaccounts from which the withdrawal is requested. There is currently no limit on the frequency or timing of withdrawals (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders," p. 42) although for Qualified Policies the retirement plan or applicable law may restrict and/or penalize withdrawals. In addition to the applicable charges and deductions under the Policy and any applicable premium taxes, surrenders and partial withdrawals may be subject to income taxes and a 10% Federal penalty tax.

CHARGES AND DEDUCTIONS

  Surrender Charge. In order to permit investment of the entire Premium Payment, AUSA Life does not deduct sales or other charges at the time of investment. However, a Surrender Charge of up to 7% of the amount withdrawn is imposed on certain surrenders or partial withdrawals of Premium Payments in order to cover expenses relating to the sale of the Policies. The applicable Surrender Charge is based on the period of time elapsed since payment of the Premium Payment(s) being withdrawn. There is no Surrender Charge imposed more than seven years after a Premium Payment was paid. For purposes of determining the applicable Surrender Charge, Premium Payments are considered to be withdrawn on a "first in-first out" basis. (See "CHARGES AND DEDUCTIONS-- Surrender Charge," p. 52.) After the first Policy Year, up to 10% of the Annuity Purchase Value may be withdrawn once per Policy Year without a Surrender Charge if it is the first withdrawal in the Policy Year.

  Account Charges. AUSA Life deducts a daily charge equal to a percentage of the net assets in the Mutual Fund Account for the mortality and expense risks assumed by AUSA Life. The amount of this charge depends on the Death Benefit Option selected by the Policy Owner and the number of Policy Anniversaries that have elapsed since the Date of Issue. For the Return of Premium Death Benefit, the effective annual rate of this charge is 1.25% of the Mutual Fund Account's daily net assets in the first seven Policy Years, and 1.10% thereafter. For the Annual Step-Up Death Benefit, the corresponding charge is 1.40% in the first seven Policy Years and 1.25% thereafter. (See "CHARGES AND DEDUCTIONS--Mortality and Expense Risk Fee," p. 53.)

  AUSA Life also deducts a daily Administrative Charge from the net assets of the Mutual Fund Account to partially cover expenses incurred by AUSA Life in connection with the administration of the Account and the Policies. The effective annual rate of this charge is currently .15% of the Mutual Fund Account's daily net assets in all Policy Years for both Death Benefit Options. (See "CHARGES AND DEDUCTIONS--Administrative Charges," p. 54.)

  The Administrative Charge may be increased in the future. The Mortality and Expense Risk Fee and Administrative Charge may be increased upon commencement of annuity payments. In no event will the total of the Mortality and Expense Risk Fee and the Administrative Charge exceed 1.40% on or after the Annuity Commencement Date.

  Service Charge. There is an annual Service Charge deducted each year for Policy maintenance and related administrative expenses. This charge is the lesser of 2% of the Annuity Purchase Value or $35 per year, and is deducted only from the Mutual Fund Account. The Service Charge is waived if the sum of the Premium Payments made, less the sum of all partial withdrawals, is at least $50,000 on the Policy Anniversary. The service charge will not be increased during the term of the Policy. (See "CHARGES AND DEDUCTIONS-- Administrative Charges," p. 54.)

  Taxes. AUSA Life may incur premium taxes relating to the Policies. When permitted by state law, AUSA Life will not deduct any premium taxes related to a particular Policy from the Annuity Purchase Value until withdrawal of all Annuity Purchase Value, payment of the death benefit, or the Annuity Commencement Date, whichever occurs first. (See "ANNUITY PAYMENTS--Premium Tax," p. 45.)

  No charges are currently made against the Fixed Account or the Mutual Fund Account for federal, state, or local income taxes. Should AUSA Life determine that any such taxes may be imposed with respect to the Accounts, AUSA Life may deduct such taxes from amounts held in the relevant Account. (See "CHARGES AND DEDUCTIONS--Federal, State and Local Taxes," p. 55.)

  Charges Against the Underlying Funds. The value of the net assets of the Subaccounts of the Mutual Fund Account will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Those fees and expenses are detailed in the prospectuses for the Underlying Funds that accompany this Prospectus.

  Expense Data. The charges and deductions are summarized in the following tables. These tables assume that the entire Annuity Purchase Value is in the Mutual Fund Account. These tables reflect charges and expenses of the Mutual Fund Account, as well as the Underlying Funds for the fiscal year ended December 31, 1996, except as otherwise noted. Expenses of the Underlying Funds may be higher or lower in the future. These tables also do not reflect any premium taxes that may be applicable.

                                    TCW        T. ROWE                      DREYFUS
                           TCW    MANAGED       PRICE             DREYFUS     U.S.
                          MONEY    ASSET    INTERNATIONAL VALUE  SMALL CAP GOVERNMENT
                          MARKET ALLOCATION     STOCK     EQUITY   VALUE   SECURITIES
                          ------ ---------- ------------- ------ --------- ----------
Policy Owner Transaction
 Expenses
 Sales Load(/1/) On
  Purchase Payments.....      0        0           0          0       0          0
 Maximum Surrender
  Charge (as a % of
  Excess Premium
  Withdrawal)(/2/)......      7        7           7          7       7          7
 Surrender Fees.........      0        0           0          0       0          0
 Annual Service                     $35 Per Policy, but not greater than 2%
  Charge(/1/)...........                 of the Annuity Purchase Value
                          -----------------------------------------------------
 Transfer Fee(/1/)......                       Currently no fee
                          -----------------------------------------------------
Mutual Fund Account
 Annual Expenses (as a
 percentage of account
 value)
 Mortality and Expense
  Risk Fees.............   1.40     1.40        1.40       1.40    1.40       1.40
 Administrative Charge..   0.15     0.15        0.15       0.15    0.15       0.15
 Total Mutual Fund
  Account Annual
  Expenses(/3/).........   1.55     1.55        1.55       1.55    1.55       1.55
Underlying Funds Annual
 Expenses(/4/) (as a
 percentage of average
 net assets and after
 expense reimbursements)
 Management Fees........   0.50     0.75        0.90       0.80    0.80       0.65
 Other Expenses.........   0.10     0.10        0.28       0.11    0.12       0.17
 Total Underlying Funds
  Annual Ex-
  pense(/4/)(/5/).......   0.60     0.85        1.18       0.91    0.92       0.82

                          T. ROWE T. ROWE
                           PRICE   PRICE
                          EQUITY  GROWTH  OPPORTUNITY ENHANCED  MONTGOMERY   WRL
                          INCOME   STOCK     VALUE     INDEX   SELECT 50(6) GROWTH
                          ------- ------- ----------- -------- ------------ ------
Policy Owner Transaction
 Expenses
 Sales Load On Purchase
  Payments(/1/).........      0       0         0          0          0         0
 Maximum Surrender
  Charge (as a % of
  Excess Premium
  Withdrawal)(/2/)......      7       7         7          7          7         7
 Surrender Fees.........      0       0         0          0          0         0
 Annual Service                   $35 Per Policy, but not greater than 2%
  Charge(/1/)...........               of the Annuity Purchase Value
                          ------------------------------------------------------
 Transfer Fee(/1/)......                      Currently no fee
                          ------------------------------------------------------
Mutual Fund Account
 Annual Expenses (as a
 percentage of account
 value)
 Mortality and Expense
  Risk Fees.............   1.40    1.40      1.40       1.40       1.40      1.40
 Administrative Charge..   0.15    0.15      0.15       0.15       0.15      0.15
 Total Mutual Fund
  Account Annual
  Expenses(/3/).........   1.55    1.55      1.55       1.55       1.55      1.55
Underlying Funds Annual
 Expenses(/4/) (as a
 percentage of average
 net assets and after
 expense reimbursements)
 Management Fees........   0.80    0.80      0.80       0.75       1.10      0.80
 Other Expenses.........   0.16    0.21      0.50       0.55       0.40      0.08
 Total Underlying Funds
  Annual
  Expenses(/4/)(/5/)....   0.96    1.01      1.30       1.30       1.50      0.88

----------------------------------

/1/ The SurrenderCharge and Transfer Fee, if any is imposed, apply to each Policy, regardless of how the Annuity Purchase Value is allocated among the Mutual Fund Account and the Fixed Account. The annual Service Charge, if any is imposed, applies only to the Mutual Fund Account, and is assessed on a prorata basis relative to each Subaccount's Annuity Purchase Value as a percentage of the Policy's total Annuity Purchase Value. The Service Charge is deducted on each Policy Anniversary. (See "CHARGES AND DEDUCTIONS--Other Expenses Including Investment Advisory Fees," p. 55.)

/2/ The Surrender Charge is decreased based on the number of years since the Premium Payment date in which the withdrawal is made, from 7% during the first year after the Premium Payment was made to 0% after the seventh year after the Premium Payment was made. (See "CHARGES AND DEDUCTIONS--Surrender Charge," p. 52.)

/3/ The Mortality and Expense Risk Fees shown are for the Annual Step-Up Death
    Benefit and apply only during the first seven Policy Years. After the seventh Policy Year this charge is 1.25%. The corresponding Fee for the Return of Premium Death Benefit is 1.25% for each Subaccount during the first seven Policy Years and 1.10% thereafter. The Administrative Charge may be increased in the future. (See "DISTRIBUTIONS UNDER THE POLICY--Death Benefit," p. 49.) In no event will the Mortality and Expense Risk Fee and Administrative Charge exceed 1.40% on or after the Annuity Commencement Date, regardless of the Death Benefit that was in effect prior to commencement of Annuity Payments.

/4/ Endeavor Investment Advisers has agreed, until further notice, to assume expenses of the Portfolios that exceed the following rates: Opportunity Value--1.30%; Enhanced Index--1.30%; Montgomery Select 50--1.30%. Expenses shown for these Portfolios are estimated for 1997. During 1996, Endeavor Investment Advisers waived fees relative to, or reimbursed expenses, relative to the Opportunity Value Portfolio. The annualized Total Underlying Funds Annual Expense of the Opportunity Value Portfolio before waiver/reimbursement by Endeavor Investment Advisers for the period ended December 31, 1996, was 12.69%. The fee table information relating to the Underlying Funds was provided to AUSA Life by the Underlying Funds, and AUSA Life has not independently verified such information.
/5/ Effective January 1, 1997, the WRL Series Fund, Inc. adopted a Plan of
    Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") ("Distribution Plan") and pursuant to the Distribution Plan, entered into a Distribution Agreement with InterSecurities, Inc. ("ISI"), principal underwriter for the WRL Series Fund, Inc. Under the Distribution Plan, the WRL Series Fund, Inc., on behalf of the WRL Growth Portfolio, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of the Portfolio's shares, amounts equal to actual expenses associated with distributing the Portfolio's shares, up to a maximum rate of 0.15% on an annualized basis of the average daily net assets. This fee is measured and accrued daily and paid monthly. ISI has determined that it will not seek payment by the WRL Series Fund, Inc. of distribution expenses with respect to any portfolio (including the WRL Growth Portfolio) during the fiscal year ending December 31, 1997. Owners will be notified prior to the time ISI would seek such reimbursement.

/6/ The Montgomery Select 50 Portfolio is expected to commence operations on or about the date of this Prospectus. The expenses shown are annualized estimates of expenses for 1997.

Examples

I. An Owner would pay the following expenses on a $1,000 investment, assuming Return of Premium Death Benefit, a hypothetical 5% annual return on assets, and assuming the entire Annuity Purchase Value is in the applicable
Subaccount:

1. If the Policy is surrendered at the end of the applicable time period:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
TCW Money Market Portfolio.....................  $ 91   $109    $136     $231
TCW Managed Asset Allocation Portfolio.........  $ 93   $116    $149     $257
T. Rowe Price International Stock Portfolio....  $ 97   $126    $166     $290
Value Equity Portfolio.........................  $ 94   $118    $152     $263
Dreyfus Small Cap Value Portfolio..............  $ 94   $118    $153     $264
Dreyfus U.S. Government Securities Portfolio...  $ 93   $115    $148     $254
T. Rowe Price Equity Income Portfolio..........  $ 94   $119    $155     $268
T. Rowe Price Growth Stock Portfolio...........  $ 95   $121    $157     $273
Opportunity Value Portfolio....................  $ 98   $130    $172     $302
Enhanced Index Portfolio.......................  $ 98   $130    $172     $302
Montgomery Select 50 Portfolio.................  $100   $136    $181     $321
WRL Growth Portfolio...........................  $ 94   $117    $151     $260

2. If the Policy is annuitized at the end of the applicable time period:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
TCW Money Market Portfolio.....................  $21     $64    $110     $231
TCW Managed Asset Allocation Portfolio.........  $23     $72    $123     $257
T. Rowe Price International Stock Portfolio....  $27     $81    $139     $290
Value Equity Portfolio.........................  $24     $73    $126     $263
Dreyfus Small Cap Value Portfolio..............  $24     $74    $126     $264
Dreyfus U.S. Government Securities Portfolio...  $23     $71    $121     $254
T. Rowe Price Equity Income Portfolio..........  $24     $75    $128     $268
T. Rowe Price Growth Stock Portfolio...........  $25     $76    $131     $273
Opportunity Value Portfolio....................  $28     $85    $145     $302
Enhanced Index Portfolio.......................  $28     $85    $145     $302
Montgomery Select 50 Portfolio.................  $30     $91    $155     $321
WRL Growth Portfolio...........................  $24     $72    $124     $260

3. If the Policy is not surrendered or annuitized:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
TCW Money Market Portfolio.....................  $21     $64    $110     $231
TCW Managed Asset Allocation Portfolio.........  $23     $72    $123     $257
T. Rowe Price International Stock Portfolio....  $27     $81    $139     $290
Value Equity Portfolio.........................  $24     $73    $126     $263
Dreyfus Small Cap Value Portfolio..............  $24     $74    $126     $264
Dreyfus U.S. Government Securities Portfolio...  $23     $71    $121     $254
T. Rowe Price Equity Income Portfolio..........  $24     $75    $128     $268
T. Rowe Price Growth Stock Portfolio...........  $25     $76    $131     $273
Opportunity Value Portfolio....................  $28     $85    $145     $302
Enhanced Index Portfolio.......................  $28     $85    $145     $302
Montgomery Select 50 Portfolio.................  $30     $91    $155     $321
WRL Growth Portfolio...........................  $24     $72    $124     $260

II. An Owner would pay the following expenses on a $1,000 investment, assuming Annual Step-Up Death Benefit, a hypothetical 5% annual return on assets, and assuming the entire Annuity Purchase Value is in the applicable Subaccount:

1. If the Policy is surrendered at the end of the applicable time period:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
TCW Money Market Portfolio.....................  $ 92   $113    $144     $247
TCW Managed Asset Allocation Portfolio.........  $ 95   $121    $157     $272
T. Rowe Price International Stock Portfolio....  $ 98   $131    $173     $305
Value Equity Portfolio.........................  $ 95   $123    $160     $278
Dreyfus Small Cap Value Portfolio..............  $ 95   $123    $160     $279
Dreyfus U.S. Government Securities Portfolio...  $ 94   $120    $155     $269
T. Rowe Price Equity Income Portfolio..........  $ 96   $124    $162     $283
T. Rowe Price Growth Stock Portfolio...........  $ 96   $126    $165     $288
Opportunity Value Portfolio....................  $ 99   $134    $179     $316
Enhanced Index Portfolio.......................  $ 99   $134    $179     $316
Montgomery Select 50 Portfolio.................  $101   $140    $189     $335
WRL Growth Portfolio...........................  $ 95   $122    $158     $275

2. If the Policy is annuitized at the end of the applicable time period:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
TCW Money Market Portfolio.....................  $22     $69    $118     $247
TCW Managed Asset Allocation Portfolio.........  $25     $76    $130     $272
T. Rowe Price International Stock Portfolio....  $28     $86    $147     $305
Value Equity Portfolio.........................  $25     $78    $133     $278
Dreyfus Small Cap Value Portfolio..............  $25     $78    $134     $279
Dreyfus U.S. Government Securities Portfolio...  $24     $75    $129     $269
T. Rowe Price Equity Income Portfolio..........  $26     $79    $136     $283
T. Rowe Price Growth Stock Portfolio...........  $26     $81    $138     $288
Opportunity Value Portfolio....................  $29     $90    $152     $316
Enhanced Index Portfolio.......................  $29     $90    $152     $316
Montgomery Select 50 Portfolio.................  $31     $95    $162     $335
WRL Growth Portfolio...........................  $25     $77    $132     $275

3. If the Policy is not surrendered or annuitized:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
TCW Money Market Portfolio.....................  $22     $69    $118     $247
TCW Managed Asset Allocation Portfolio.........  $25     $76    $130     $272
T. Rowe Price International Stock Portfolio....  $28     $86    $147     $305
Value Equity Portfolio.........................  $25     $78    $133     $278
Dreyfus Small Cap Value Portfolio..............  $25     $78    $134     $279
Dreyfus U.S. Government Securities Portfolio...  $24     $75    $129     $269
T. Rowe Price Equity Income Portfolio..........  $26     $79    $136     $283
T. Rowe Price Growth Stock Portfolio...........  $26     $81    $138     $288
Opportunity Value Portfolio....................  $29     $90    $152     $316
Enhanced Index Portfolio.......................  $29     $90    $152     $316
Montgomery Select 50 Portfolio.................  $31     $95    $162     $335
WRL Growth Portfolio...........................  $25     $77    $132     $275

  The above tables are intended to assist the Owner in understanding the costs and expenses that will be borne, directly or indirectly. These include the 1996 expenses (or annualized estimates for 1997 for the Enhanced Index, Opportunity Value and Montgomery Select 50 Portfolios) of the Underlying Funds. See "CHARGES AND DEDUCTIONS," p. 52, and the Underlying Funds' prospectuses. In addition to the expenses listed above, premium taxes may be applicable.

  In these examples, the $35 annual Service Charge is reflected as a charge of .0583% based on an average Policy Value of $60,083. Normally, the $35 (but not more than 2% of the Annuity Purchase Value) Service Charge would be waived if the Premium Payments less partial withdrawals is at least $50,000 on a Policy Anniversary. However, $35 has been included in these examples for illustrative purposes.

  THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND

ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH COULD BE GREATER OR LESS THAN THE ASSUMED RATE. THE FIGURES AND DATA FOR THE UNDERLYING FUND ANNUAL EXPENSES HAVE BEEN PROVIDED BY WRL INVESTMENT MANAGEMENT, INC. AND ENDEAVOR INVESTMENT ADVISERS, AND AUSA LIFE HAS NOT INDEPENDENTLY VERIFIED THEIR ACCURACY.

DEATH BENEFIT

  If the Annuitant is also the Owner, and dies before the Annuity Commencement Date, the Death Benefit is calculated and is payable to the Beneficiary when AUSA Life receives due proof of death, an election of the method of settlement and return of the Policy. The Death Benefit is only paid if the Annuitant is also an Owner and that person dies prior to the Annuity Commencement Date. In the event that the Annuitant who is not an Owner dies prior to the Annuity Commencement Date, the Owner will generally become the Annuitant unless the Owner specifically requests on the application or in writing prior to Annuitant's death that the death benefit be paid to the Beneficiary upon the Annuitant's death and AUSA Life agrees to such an election. Death Benefits which are not paid to or for the benefit of a natural person must be distributed by the end of the five years after the date of the Annuitant's death.

  AUSA Life guarantees that the Death Benefit will be at least a minimum amount (the "Guaranteed Minimum Death Benefit") selected by the Owner, either the "Return of Premium Death Benefit" or the "Annual Step-Up Death Benefit." The Death Benefit will be determined on the date due proof of death and an election of a method of settlement are received. The Death Benefit will be the greatest of (a) the Annuity Purchase Value; or (b) the Cash Value; or (c) the Guaranteed Minimum Death Benefit plus any additional premium payments received, less any withdrawals from the date of death to the date of payment of death proceeds. No Surrender Charge is imposed upon amounts received as a Death Benefit. The Death Benefit may be paid as either a lump sum cash benefit or as an Annuity as permitted by federal or state law. (See "DISTRIBUTIONS UNDER THE POLICY--Death Benefit," p. 42.)

  The "Return of Premium Death Benefit" is equal to the total Premium Payments made, less any "Adjusted Partial Withdrawals" as of the date of death.

  The "Annual Step-Up Death Benefit" is equal to the largest Annuity Purchase Value on the Date of Issue or on any Policy Anniversary prior to the earlier of the owner's 81st birthday or the date of death, plus any Premium Payments made less any "Adjusted Partial Withdrawals" taken, subsequent to the date of the largest Annuity Purchase Value on any Policy Anniversary.

  The Death Benefit is not paid on the death of an Owner if the Owner is not the Annuitant. If an Owner who is not the Annuitant dies before the Annuity Commencement Date, the amount payable under the Policy upon surrender will be the Cash Value (which may include a Surrender Charge).

  The Owner has a "one-time" choice of a Guaranteed Minimum Death Benefit at the time of purchase of the Policy. The Owner may choose either the Annual Step-Up Death Benefit or the Return of Premium Death Benefit. Certain age restrictions may apply. If no choice is made by the Owner, the Policy will be issued with the Return of Premium Death Benefit.

RIGHT TO RETURN THE POLICY

  The Policy Owner may, until the end of the period of time specified in the Policy, examine the Policy and return it for a refund. The applicable period in New York is twenty days after the Policy is delivered to the Policy Owner. The amount of refund will be the sum of all Premium Payments made under the Policy and the accumulated gains or losses in the Mutual Fund Account, if any. AUSA Life will pay the refund within seven days after it receives written notice of cancellation and the returned Policy.

FEDERAL INCOME TAX CONSEQUENCES OF INVESTMENT IN THE POLICY

  With respect to Owners who are natural persons, there should be no federal income tax on increases in the Annuity Purchase Value until a distribution under the Policy occurs (e.g., a surrender or Annuity Payment) or is deemed to occur (e.g., a pledge or assignment of a Policy). Generally, all or a portion of any distribution or deemed distribution will be taxable as ordinary income. The taxable portion of certain distributions will be subject to withholding unless the recipient elects otherwise. In addition, if the Owner is younger than age 59 1/2, a ten percent federal penalty tax may apply to certain distributions or deemed distributions under the Policy. (See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES," p. 56.)

INQUIRIES, WRITTEN NOTICES AND WRITTEN REQUESTS

  Any questions about procedures or the Policy, or any Written Notice or Written Request that is required to be sent to AUSA Life, should be sent to AUSA Life's Service Office, Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. Inquiries may be made by calling 800-525-6205. All inquiries, Notices and Requests should include the Policy number, the Owner's name and the Annuitant's name.

VARIATIONS IN POLICY PROVISIONS

  Certain features described in this Prospectus may only be available to Policies purchased after the effective date of the Policy form or Endorsement used. See the Policy or Endorsement for details.

                                    *  *  *

  Note: The foregoing summary is qualified in its entirety by the detailed information in the remainder of this Prospectus, in the Statement of Additional Information, in the prospectuses for the Underlying Funds, and in the Policy, all of which should be referred to for more detailed information. This Prospectus generally describes only the Policy and the Mutual Fund Account. Separate prospectuses describe the Underlying Funds. (There is no prospectus for the Fixed Account since interests in the Fixed Account are deemed not to be securities. See "THE ENDEAVOR ACCOUNTS--The Fixed Account," p. 35.)

                        CONDENSED FINANCIAL INFORMATION

  The following Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount from the date of inception (January 1, 1995, except as noted below) are derived from the financial statements of the Mutual Fund Account. The data should be read in connection with those financial statements which are found in the Statement of Additional Information.

                                        TCW MONEY MARKET SUBACCOUNT*
                             ---------------------------------------------------
                               ACCUMULATION     ACCUMULATION      NUMBER OF
                               UNIT VALUE AT   UNIT VALUE AT  ACCUMULATION UNITS
                             BEGINNING OF YEAR  END OF YEAR     AT END OF YEAR
                             ----------------- -------------- ------------------
1996........................     1.115718         1.154219        665,174.123
1995........................     1.072424         1.115718        271,034.756
                                  TCW MANAGED ASSET ALLOCATION SUBACCOUNT**
                             ---------------------------------------------------
                               ACCUMULATION     ACCUMULATION      NUMBER OF
                               UNIT VALUE AT   UNIT VALUE AT  ACCUMULATION UNITS
                             BEGINNING OF YEAR  END OF YEAR     AT END OF YEAR
                             ----------------- -------------- ------------------
1996........................     1.577873         1.833135      1,123,469.170
1995........................     1.301669         1.577873        607,869.454
                                T. ROWE PRICE INTERNATIONAL STOCK SUBACCOUNT
                             ---------------------------------------------------
                               ACCUMULATION     ACCUMULATION      NUMBER OF
                               UNIT VALUE AT     UNIT VALUE   ACCUMULATION UNITS
                             BEGINNING OF YEAR AT END OF YEAR   AT END OF YEAR
                             ----------------- -------------- ------------------
1996........................     1.171039         1.330640      2,084,832.841
1995........................     1.073958         1.171039        681,093.799
                                         VALUE EQUITY SUBACCOUNT***
                             ---------------------------------------------------
                               ACCUMULATION     ACCUMULATION      NUMBER OF
                               UNIT VALUE AT   UNIT VALUE AT  ACCUMULATION UNITS
                             BEGINNING OF YEAR  END OF YEAR     AT END OF YEAR
                             ----------------- -------------- ------------------
1996........................     1.387903         1.694854      1,565,599.143
1995........................     1.045610         1.387903        547,233.586
                                   DREYFUS SMALL CAP VALUE SUBACCOUNT****
                             ---------------------------------------------------
                               ACCUMULATION     ACCUMULATION      NUMBER OF
                               UNIT VALUE AT   UNIT VALUE AT  ACCUMULATION UNITS
                             BEGINNING OF YEAR  END OF YEAR     AT END OF YEAR
                             ----------------- -------------- ------------------
1996........................     1.206843         1.496065      1,239,443.264
1995........................     1.072941         1.206843        535,283.029
                             DREYFUS U.S. GOVERNMENT SECURITIES SUBACCOUNT*****
                             ---------------------------------------------------
                               ACCUMULATION     ACCUMULATION      NUMBER OF
                               UNIT VALUE AT   UNIT VALUE AT  ACCUMULATION UNITS
                             BEGINNING OF YEAR  END OF YEAR     AT END OF YEAR
                             ----------------- -------------- ------------------
1996........................     1.124292         1.128769        589,799.900
1995(1).....................     1.072051         1.124292        204,813.593

                                  T. ROWE PRICE EQUITY INCOME SUBACCOUNT
                           -----------------------------------------------------
                             ACCUMULATION    ACCUMULATION        NUMBER OF
                             UNIT VALUE AT   UNIT VALUE AT ACCUMULATION UNITS AT
                           BEGINNING OF YEAR  END OF YEAR       END OF YEAR
                           ----------------- ------------- ---------------------
1996......................      1.287240        1.521680       1,387,607.312
1995(2)...................      1.116497        1.287240         293,619.530
                                   T. ROWE PRICE GROWTH STOCK SUBACCOUNT
                           -----------------------------------------------------
                             ACCUMULATION    ACCUMULATION        NUMBER OF
                             UNIT VALUE AT   UNIT VALUE AT  ACCUMULATION UNITS
                           BEGINNING OF YEAR  END OF YEAR     AT END OF YEAR
                           ----------------- ------------- ---------------------
1996......................      1.353339        1.611613         964,658.085
1995(3)...................      1.145983        1.353339         189,613.999
                                       OPPORTUNITY VALUE SUBACCOUNT
                           -----------------------------------------------------
                             ACCUMULATION    ACCUMULATION        NUMBER OF
                             UNIT VALUE AT   UNIT VALUE AT  ACCUMULATION UNITS
                           BEGINNING OF YEAR  END OF YEAR     AT END OF YEAR
                           ----------------- ------------- ---------------------
1996(4)...................       .999050        1.004355         178,913.412
                                         ENHANCED INDEX SUBACCOUNT
                           -----------------------------------------------------
                             ACCUMULATION    ACCUMULATION        NUMBER OF
                             UNIT VALUE AT   UNIT VALUE AT  ACCUMULATION UNITS
                           BEGINNING OF YEAR  END OF YEAR     AT END OF YEAR
                           ----------------- ------------- ---------------------
1996(5)...................           --              --                  --
                                      MONTGOMERY SELECT 50 SUBACCOUNT
                           -----------------------------------------------------
                             ACCUMULATION    ACCUMULATION        NUMBER OF
                             UNIT VALUE AT   UNIT VALUE AT  ACCUMULATION UNITS
                           BEGINNING OF YEAR  END OF YEAR     AT END OF YEAR
                           ----------------- ------------- ---------------------
1996(6)...................           --              --                  --
                                           WRL GROWTH SUBACCOUNT
                           -----------------------------------------------------
                             ACCUMULATION    ACCUMULATION        NUMBER OF
                             UNIT VALUE AT   UNIT VALUE AT  ACCUMULATION UNITS
                           BEGINNING OF YEAR  END OF YEAR     AT END OF YEAR
                           ----------------- ------------- ---------------------
1996......................     14.583843       16.964068         306,855.075
1995......................     10.051117       14.583843          97,436.321

----------------------------------
*     Prior to May 1, 1996, known as the Money Market Subaccount
**    Prior to May 1, 1996, known as the Managed Asset Allocation Subaccount
***   Prior to May 1, 1996, known as the Quest for Value Equity Subaccount
**** Prior to October 29, 1996, known as the Value Small Cap Subaccount, and prior to May 1, 1996, known as the Quest for Value Small Cap Subaccount
***** Prior to May 1, 1996, known as the U.S. Government Securities Subaccount
(1)   Period from June 16, 1995 through December 31, 1995
(2)   Period from June 28, 1995 through December 31, 1995
(3)   Period from April 28, 1995 through December 31, 1995
(4)   Period from December 13, 1996 through December 31, 1996.

(5) The offering of the Enhanced Index Subaccount commenced May 1, 1997. Accordingly, no comparable data is available for that Subaccount.

(6) The offering of the Montgomery Select 50 Subaccount is expected to commence on or about the date of this Prospectus, therefore no comparable data is available for that Subaccount.

                             FINANCIAL STATEMENTS

  The financial statements of the Mutual Fund Account and of AUSA Life, and the independent auditors' reports thereon are found in the Statement of Additional Information which is available free upon request from the Service Office at (800) 525-6205 (toll-free).

                          HISTORICAL PERFORMANCE DATA

STANDARDIZED PERFORMANCE DATA

  From time to time, AUSA Life may advertise historical yields and total returns for the Subaccounts of the Mutual Fund Account. In addition, AUSA Life may advertise the effective yield of the Subaccount investing in the TCW Money Market Portfolio (the "TCW Money Market Subaccount"). These figures will be calculated according to standardized methods prescribed by the Securities and Exchange Commission ("SEC"). These yields and total returns will be based on historical earnings and are not intended to indicate future performance.

TCW MONEY MARKET SUBACCOUNT

  The yield of the TCW Money Market Subaccount for a Policy refers to the annualized income generated by an investment under a Policy in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a Policy in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

OTHER SUBACCOUNTS

  The yield of a Subaccount of the Mutual Fund Account (other than the Money Market Subaccount) for a Policy refers to the annualized income generated by an investment under a Policy in the Subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

  The total return of a Subaccount of the Mutual Fund Account refers to return quotations assuming an investment under a Policy has been held in the Subaccount for various periods of time including, but not limited to, a period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a Subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the Subaccount to the redemption value of that investment as of the first day of each of the periods for which total return quotations are provided.

  The yield and total return calculations for a Subaccount do not reflect the effect of any premium taxes that may be applicable to a particular Policy. The yield calculations also do not reflect the effect of any Surrender Charge that may be applicable to a particular Policy. To the extent that a premium tax and/or Surrender Charge is applicable to a particular Policy, the yield and/or total return of that Policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information, a copy of which may be obtained from the Service Office of AUSA Life upon request.

  Based on the method of calculation described in the Statement of Additional Information, (that is, deducting the Mortality and Expense Risk Fee, Administrative Charge and Surrender Charge under the Policy) the average annual total returns for periods from inception of the Subaccounts to December 31, 1996, and for the one and five year periods ended December 31, 1996, are shown below. Such data assumes a complete surrender of the Policy at the end of the period; therefore the Surrender Charge is deducted.

                    AVERAGE ANNUAL TOTAL RETURNS(/1/)

RETURN OF PREMIUM DEATH BENEFIT (TOTAL MUTUAL FUND ACCOUNT ANNUAL EXPENSES:
1.40%)

                           ONE YEAR               INCEPTION
                            PERIOD   FIVE YEARS    OF THE        SUBACCOUNT
                            ENDED      ENDED    SUBACCOUNT TO     INCEPTION
       SUBACCOUNT          12/31/96   12/31/96    12/31/96          DATE
       ----------          --------  ---------- ------------- -----------------
TCW Managed Asset Alloca-
 tion....................   10.81%      N/A         16.75%     January 1, 1995
T. Rowe Price Interna-
 tional Stock............    8.25%      N/A          9.25%     January 1, 1995
Value Equity.............   16.80%      N/A         25.23%     January 1, 1995
Dreyfus Small Cap Value..   18.64%      N/A         16.15%     January 1, 1995
Dreyfus U.S. Government
 Securities..............   (5.06)%     N/A         (0.11)%     June 16, 1995
T. Rowe Price Equity In-
 come....................   12.85%      N/A         19.55%      June 28, 1995
T. Rowe Price Growth
 Stock...................   13.73%      N/A         19.75%     April 28, 1995
Opportunity Value........     N/A       N/A         (6.47)%   December 13, 1996
Enhanced Index...........     N/A       N/A           N/A        May 1, 1997
Montgomery Select
 50(/2/).................     N/A       N/A           N/A            --
WRL Growth...............   10.99%      N/A         28.23%     January 1, 1995

ANNUAL STEP-UP DEATH BENEFIT (TOTAL MUTUAL FUND ACCOUNT ANNUAL EXPENSES:
1.55%)

                           ONE YEAR               INCEPTION
                            PERIOD   FIVE YEARS    OF THE        SUBACCOUNT
                            ENDED      ENDED    SUBACCOUNT TO     INCEPTION
       SUBACCOUNT          12/31/96   12/31/96    12/31/96          DATE
       ----------          --------  ---------- ------------- -----------------
TCW Managed Asset Alloca-
 tion....................   10.63%      N/A         16.57%     January 1, 1995
T. Rowe Price Interna-
 tional Stock............    8.08%      N/A          9.08%     January 1, 1995
Value Equity.............   16.68%      N/A         25.07%     January 1, 1995
Dreyfus Small Cap Value..   18.45%      N/A         15.98%     January 1, 1995
Dreyfus U.S. Government
 Securities..............   (5.21)%     N/A         (0.27)%     June 16, 1995
T. Rowe Price Equity In-
 come....................   12.68%      N/A         19.36%      June 28, 1995
T. Rowe Price Growth
 Stock...................   13.55%      N/A         19.56%     April 28, 1995
Opportunity Value........     N/A       N/A         (6.47)%   December 13, 1996
Enhanced Index...........     N/A       N/A           N/A        May 1, 1997
Montgomery Select
 50(/2/).................     N/A       N/A           N/A            --
WRL Growth...............   10.81%      N/A         28.03%     January 1, 1995

----------------------------------

(1) These calculations also assume the Policy has been in effect for less than eight years and that Annuity Payments have not commenced. Policies in effect for more than seven years would experience lower Mortality and Expense Risk Fees and therefore the yield and/or total return of such Policies would be increased. In no event will Policies which have reached the Annuity Commencement Date reflect a return based on a Mortality and Expense Risk Fee and Administrative Charge of more than 1.40%, regardless of the death benefit option in effect just prior to the commencement of Annuity Payments.

(2) The offering of the Montgomery Select 50 Subaccount is expected to commence on or about the date of this Prospectus, therefore no comparable data is available for that Subaccount.

  The figures for the "from inception" periods in the above tables reflect waiver of advisory fees and reimbursement of other expenses for all portfolios except the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio. In the absence of such waivers, the average annual total return figures above for the inception periods would have been lower.

OTHER PERFORMANCE DATA

  AUSA Life may present the total return data described above on a non-standardized basis. This means that the data may not be reduced by all the fees and charges under the Policy and that the data may be presented for different time periods and for different Premium Payment amounts. NON-STANDARDIZED PERFORMANCE DATA WILL ONLY BE DISCLOSED IF STANDARDIZED PERFORMANCE DATA FOR THE REQUIRED PERIODS IS ALSO DISCLOSED. THE FOLLOWING TABLES SHOW AVERAGE ANNUAL TOTAL RETURNS OF THE SUBACCOUNTS SINCE THEIR INCEPTION REDUCE BY ALL FEES AND CHARGES UNDER THE POLICY EXCEPT SURRENDER
CHARGES:

                    AVERAGE ANNUAL TOTAL RETURNS(/1/)

RETURN OF PREMIUM DEATH BENEFIT (TOTAL MUTUAL FUND ACCOUNT ANNUAL EXPENSES:
1.40%)

                           ONE YEAR              INCEPTION
                            PERIOD  FIVE YEARS    OF THE        SUBACCOUNT
                            ENDED     ENDED    SUBACCOUNT TO     INCEPTION
        SUBACCOUNT         12/31/96  12/31/96    12/31/96          DATE
        ----------         -------- ---------- ------------- -----------------
TCW Managed Asset Alloca-
 tion.....................  16.11%     N/A         18.58%     January 1, 1995
T. Rowe Price Interna-
 tional Stock.............  13.56%     N/A         11.23%     January 1, 1995
Value Equity..............  22.07%     N/A         27.21%     January 1, 1995
Dreyfus Small Cap Value...  23.89%     N/A         17.99%     January 1, 1995
Dreyfus U.S. Government
 Securities...............    .34%     N/A          3.33%      June 16, 1995
T. Rowe Price Equity In-
 come.....................  18.14%     N/A         22.65%      June 28, 1995
T. Rowe Price Growth
 Stock....................  19.02%     N/A         22.45%     April 28, 1995
Opportunity Value.........    N/A      N/A           .53%    December 13, 1996
Enhanced Index............    N/A      N/A           N/A        May 1, 1997
Montgomery Select
 50(/2/)..................    N/A      N/A           N/A            --
WRL Growth................  16.29%     N/A         29.83%     January 1, 1995

ANNUAL STEP-UP DEATH BENEFIT (TOTAL MUTUAL FUND ACCOUNT ANNUAL EXPENSES:
1.55%)

                           ONE YEAR              INCEPTION
                            PERIOD  FIVE YEARS    OF THE        SUBACCOUNT
                            ENDED     ENDED    SUBACCOUNT TO     INCEPTION
        SUBACCOUNT         12/31/96  12/31/96    12/31/96          DATE
        ----------         -------- ---------- ------------- -----------------
TCW Managed Asset Alloca-
 tion.....................  15.94%     N/A         18.40%     January 1, 1995
T. Rowe Price Interna-
 tional Stock.............  13.39%     N/A         11.07%     January 1, 1995
Value Equity..............  21.95%     N/A         27.06%     January 1, 1995
Dreyfus Small Cap Value...  23.71%     N/A         17.81%     January 1, 1995
Dreyfus U.S. Government
 Securities...............    .19%     N/A          3.18%      June 16, 1995
T. Rowe Price Equity In-
 come.....................  17.97%     N/A         22.47%      June 28, 1995
T. Rowe Price Growth
 Stock....................  18.84%     N/A         22.26%     April 28, 1995
Opportunity Value.........    N/A      N/A           .53%    December 13, 1996
Enhanced Index............    N/A      N/A           N/A        May 1, 1997
Montgomery Select
 50(/2/)..................    N/A      N/A           N/A            --
WRL Growth................  16.12%     N/A         29.64%     January 1, 1995

----------------------------------

(1) These calculations also assume the Policy has been in effect for less than eight years and that Annuity Payments have not commenced.

    Policies in effect for more than seven years would experience lower Mortality and Expense Risk Fees and therefore the yield and/or total return of such Policies would be increased. In no event will Policies which have reached the Annuity Commencement Date reflect a return based on a Mortality and Expense Risk Fee and Administrative Charge of more than 1.40%, regardless of the death benefit option in effect just prior to the commencement of Annuity Payments.

(2) The offering of the Montgomery Select 50 Subaccount is expected to commence on or about the date of this Prospectus, therefore no comparable data is available for that Subaccount.

  The figures for the "from inception" periods in the above tables reflect waiver of advisory fees and reimbursement of other expenses for all portfolios except the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio. In the absence of such waivers, the average annual total return figures above for the inception periods would have been lower.

  In addition, AUSA Life may present historic performance data for the underlying Portfolios since their inception reduced by some or all of the fees and charges under the Policy. Such adjusted historic performance includes data that precedes the inception dates of the Subaccounts. This data is designed to show the performance that would have resulted if the Policy had been in existence during that time.

  For instance, as shown in the table below, AUSA Life may disclose average annual total returns for the Portfolios reduced by all fees and charges under the Policy, as if the Policy had been in existence since the inception of the Portfolio. Such fees and charges include the Mortality and Expense Risk Fee, Administrative Charge and Surrender Charges. Such data assumes a complete surrender of the Policy at the end of the period; THEREFORE THE SURRENDER CHARGE IS DEDUCTED.

  THE AVERAGE ANNUAL TOTAL RETURNS OF THE PORTFOLIOS SINCE THEIR INCEPTION REDUCED BY ALL THE FEES AND CHARGES UNDER THE POLICY FOR THE RETURN OF PREMIUM DEATH BENEFIT (TOTAL MUTUAL FUND ACCOUNT ANNUAL EXPENSES: 1.40%) ARE:

                   PERIOD ENDED DECEMBER 31, 1996(/1/)

                                                                CORRESPONDING
                                                  TEN YEARS*      PORTFOLIO
                                                 OR PORTFOLIO     INCEPTION
             SUBACCOUNT               FIVE YEARS  INCEPTION         DATE
             ----------               ---------- ------------ -----------------
TCW Managed Asset Allocation........     9.97%       10.93%     April 8, 1991
T. Rowe Price International
 Stock(/2/).........................     4.69%        4.83%     April 8, 1991
Value Equity........................      N/A        14.97%     May 27, 1993
Dreyfus Small Cap Value.............      N/A        10.88%      May 4, 1994
Dreyfus U.S. Government Securities..      N/A         3.11%      May 9, 1994
T. Rowe Price Equity Income.........      N/A        21.26%    January 3, 1995
T. Rowe Price Growth Stock..........      N/A        24.95%    January 3, 1995
Opportunity Value...................      N/A       (6.57)%   November 18, 1996
Enhanced Index......................      N/A          N/A       May 1, 1997
Montgomery Select 50(/3/)...........      N/A          N/A           --
WRL Growth..........................     9.14%       16.26%*   October 2, 1986

  THE AVERAGE ANNUAL TOTAL RETURNS OF THE PORTFOLIOS SINCE THEIR INCEPTION REDUCED BY ALL THE FEES AND CHARGES UNDER THE POLICY FOR THE ANNUAL STEP-UP DEATH BENEFIT (TOTAL MUTUAL FUND ACCOUNT ANNUAL EXPENSES: 1.55%) ARE:

                   PERIOD ENDED DECEMBER 31, 1996(/1/)

                                                                CORRESPONDING
                                                  TEN YEARS*      PORTFOLIO
                                          FIVE   OR PORTFOLIO     INCEPTION
               SUBACCOUNT                 YEARS   INCEPTION         DATE
               ----------                 -----  ------------ -----------------
TCW Managed Asset Allocation............. 9.80%     10.76%      April 8, 1991
T. Rowe Price International Stock(/2/)... 4.53%      4.67%      April 8, 1991
Value Equity.............................  N/A      14.82%      May 27, 1993
Dreyfus Small Cap Value..................  N/A      10.71%       May 4, 1994
Dreyfus U.S. Government Securities.......  N/A       2.95%       May 9, 1994
T. Rowe Price Equity Income..............  N/A      21.07%     January 3, 1995
T. Rowe Price Growth Stock...............  N/A      24.76%     January 3, 1995
Opportunity Value........................  N/A      (6.56)%   November 18, 1996
Enhanced Index...........................  N/A       N/A         May 1, 1997
Montgomery Select 50(/3/)................  N/A       N/A             --
WRL Growth............................... 8.97%     16.05%*    October 2, 1986

----------------------------------

(1) The calculation of total return performance for periods prior to inception of the Subaccounts reflects deductions for the Mortality and Expense Risk Fee and Administrative Charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the Subaccounts had actually been in existence since the Inception of the Portfolio.

(2) Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the Adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies).

(3) The offering of the Montgomery Select 50 Subaccount is expected to commence on or about the date of this Prospectus, therefore no comparable data is available for that Subaccount.

  The figures for the "five year" and "from inception" periods in the above tables reflect waiver of advisory fees and reimbursement of other expenses for all portfolios except the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio. In the absence of such waivers, the average annual total return figures above from the five year and from inception periods would have been lower.

  In addition, as shown in the next tables, AUSA Life may present average annual total returns for the Portfolios reduced by all fees and charges under the Policy, as if the Policy had been in existence, EXCEPT THAT THE SURRENDER CHARGE IS NOT DEDUCTED. Such fees and charges include the Mortality and Expense Risk Fee and the Administrative Charge.

  THE AVERAGE ANNUAL TOTAL RETURNS OF THE PORTFOLIOS SINCE THEIR INCEPTION REDUCED BY ALL FEES AND CHARGES UNDER THE POLICY FOR THE RETURN OF PREMIUM DEATH BENEFIT (TOTAL MUTUAL FUND ACCOUNT ANNUAL EXPENSES: 1.40%) EXCEPT THE SURRENDER CHARGE ARE:

                   PERIOD ENDED DECEMBER 31, 1996(/1/)

                                                               CORRESPONDING
                                                 TEN YEARS*      PORTFOLIO
                                         FIVE   OR PORTFOLIO     INCEPTION
               SUBACCOUNT                YEARS   INCEPTION         DATE
               ----------                -----  ------------ -----------------
TCW Managed Asset Allocation............ 10.20%    11.10%      April 8, 1991
T. Rowe Price International
Stock(/2/)..............................  4.98%     5.07%      April 8, 1991
Value Equity............................   N/A     15.77%      May 27, 1993
Dreyfus Small Cap Value.................   N/A     11.58%       May 4, 1994
Dreyfus U.S. Government Securities .....   N/A      4.68%       May 9, 1994
T. Rowe Price Equity Income.............   N/A     23.35%     January 3, 1995
T. Rowe Price Growth Stock..............   N/A     26.95%     January 3, 1995
Opportunity Value.......................   N/A       .53%    November 18, 1996
Enhanced Index..........................   N/A       N/A        May 1, 1997
Montgomery Select 50(/3/)...............   N/A       N/A            --
WRL Growth..............................  9.38%    16.26%*    October 2, 1986

  THE AVERAGE ANNUAL TOTAL RETURNS OF THE PORTFOLIOS SINCE THEIR INCEPTION REDUCED BY ALL THE FEES AND CHARGES UNDER THE POLICY FOR THE ANNUAL STEP-UP DEATH BENEFIT (TOTAL MUTUAL FUND ACCOUNT ANNUAL EXPENSES: 1.55%) EXCEPT THE SURRENDER CHARGE ARE:

                   PERIOD ENDED DECEMBER 31, 1996(/1/)

                                                               CORRESPONDING
                                                 TEN YEARS*      PORTFOLIO
                                         FIVE   OR PORTFOLIO     INCEPTION
               SUBACCOUNT                YEARS   INCEPTION         DATE
               ----------                -----  ------------ -----------------
TCW Managed Asset Allocation............ 10.03%    10.94%      April 8, 1991
T. Rowe Price International
 Stock(/2/).............................  4.82%     4.91%      April 8, 1991
Value Equity............................   N/A     15.62%      May 27, 1993
Dreyfus Small Cap Value.................   N/A     11.41%       May 4, 1994
Dreyfus U.S. Government Securities......   N/A      4.52%       May 9, 1994
T. Rowe Price Equity Income.............   N/A     23.17%     January 3, 1995
T. Rowe Price Growth Stock..............   N/A     26.77%     January 3, 1995
Opportunity Value.......................   N/A       .44%    November 18, 1996
Enhanced Index..........................   N/A       N/A        May 1, 1997
Montgomery Select 50(/3/)...............   N/A       N/A            --
WRL Growth..............................  9.21%    16.05%     October 2, 1986

----------------------------------

(1) The calculation of total return performance for periods prior to inception of the Subaccounts reflects deductions for the Mortality and Expense Risk Fee and Administrative Charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the Subaccounts had actually been in existence since the Inception of the Portfolio.

(2) Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the Adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies).

(3) The offering of the Montgomery Select 50 Subaccount is expected to commence on or about the date of this Prospectus, therefore no comparable data is available for that Subaccount.

SUBADVISER PERFORMANCE

  The prospectuses for the Underlying Funds may present the total returns of certain existing funds or accounts that are managed by Subadvisers for the Portfolios and that have investment objectives, policies, and strategies substantially similar to those of certain Portfolios ("Similar Subadviser Funds"). NONE OF THE FEES AND CHARGES UNDER THE POLICY HAVE BEEN DEDUCTED FROM SUCH SUBADVISER PERFORMANCE DATA. IF THOSE FEES AND CHARGES WERE DEDUCTED, THE INVESTMENT RETURNS WOULD BE LOWER. THE SIMILAR SUBADVISER FUNDS ARE NOT AVAILABLE FOR INVESTMENT UNDER THE POLICY. For more information on Subadviser performance, see the appropriate prospectus for the Underlying Fund.


                               PUBLISHED RATINGS

  AUSA Life may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's Investors Service, Inc. and Duff & Phelps Credit Rating Co. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of AUSA Life and should not be considered as bearing on the investment performance of assets held in the Mutual Fund Account or of the safety or riskiness of an investment in the Mutual Fund Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of AUSA Life as measured by Standard & Poor's Insurance Ratings Services, Moody's Investors Service, Inc. or Duff & Phelps Credit Rating Co. may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-policy obligations (i.e., debt/commercial paper). These ratings do not reflect the investment performance of the Mutual Fund Account or Fixed Account or the degree of risk associated with an investment in either account.

                       AUSA LIFE INSURANCE COMPANY, INC.

  AUSA Life Insurance Company, Inc. is a stock life insurance company. It was incorporated under the laws of the State of New York on October 3, 1947. It is principally engaged in the sale of life insurance and annuity policies, and is licensed in the District of Columbia, and in all states except Alabama and Hawaii. As of December 31, 1996, AUSA Life had assets of approximately $9.0 billion. AUSA Life is a wholly-owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON n.v. of the Netherlands. AEGON n.v., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

                             THE ENDEAVOR ACCOUNTS

  Premium Payments made under a Policy may be allocated to the Mutual Fund Account, to the Fixed Account, or to a combination of these Accounts.

THE MUTUAL FUND ACCOUNT

  The AUSA Endeavor Variable Annuity Account of AUSA Life (the "Mutual Fund Account") was established as a separate investment account under the laws of the State of New York on September 27, 1994. The Mutual Fund Account was created due to the assumption of certain policies of AUSA Life's former affiliate, International Life Investors Insurance Company ("ILI"). The ILI policies were transferred to allow AUSA Life to succeed to the variable annuity business of ILI. The Mutual Fund Account currently receives and invests the Premium Payments under the Policies that are allocated to it for investment in shares of the Growth Portfolio of the WRL Series Fund, Inc., and the Endeavor Series Trust.

  The Mutual Fund Account currently is divided into twelve Subaccounts. Additional Subaccounts may be established, or Subaccounts may be removed, in the future at the discretion of AUSA Life subject to applicable law. Each Subaccount invests exclusively in shares of one of the Portfolios of the Underlying Funds. Under New York law, the assets of the Mutual Fund Account are owned by AUSA Life, but they are held separately from the other assets of AUSA Life, and are not chargeable with liabilities incurred in any other business operation of AUSA Life (except to the extent that assets in the Mutual Fund Account exceed the reserves and other liabilities of the Mutual Fund Account). Income, gains, and losses incurred on the assets in the Subaccounts of the Mutual Fund Account, whether or not realized, are credited to or charged against that Subaccount without regard to other income, gains or losses of any other Account or Subaccount of AUSA Life. Therefore, the investment performance of any Subaccount should be entirely independent of the investment performance of AUSA Life's general account assets or any other Account or Subaccount maintained by AUSA Life.

  The Mutual Fund Account is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust and meets the definition of a separate account under federal securities laws. However, the SEC does not supervise the management or the investment practices or policies of the Mutual Fund Account or AUSA Life.

  Underlying Funds. The Mutual Fund Account invests exclusively in shares of Endeavor Series Trust and the Growth Portfolio of the WRL Series Fund, Inc. (collectively the "Underlying Funds"). The WRL Series Fund, Inc. and the Endeavor Series Trust are each a series-type mutual fund registered with the SEC under the 1940 Act as an open-end, diversified management investment company. The registration of the Underlying Funds does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC. The Underlying Funds currently consist of the following twelve
Portfolios: the WRL Growth Portfolio, managed by Janus Capital Corporation, the TCW Managed Asset Allocation Portfolio, the TCW Money Market Portfolio, the T. Rowe Price International Stock Portfolio, the Value Equity Portfolio, the Dreyfus Small Cap Value Portfolio, the Dreyfus U.S. Government Securities Portfolio, the T. Rowe Price Equity Income Portfolio, the T. Rowe Price Growth Stock Portfolio, the Opportunity Value Portfolio, the Enhanced Index Portfolio, and the Montgomery Select 50 Portfolio. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objectives and policies. Each Portfolio operates as a separate investment fund, and the income or losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

  Endeavor Investment Advisers, an investment adviser registered with the SEC under the Investment Advisers Act of 1940, is the Endeavor Series Trust's manager. Endeavor Investment Advisers is a general partnership of which Endeavor Management Co. is the managing partner. Endeavor Management Co. holds a 50.01% interest in Endeavor Investment Advisers. AUSA Financial Markets, Inc., an affiliate of AUSA Life, holds the remaining 49.99% interest.

  Endeavor Investment Advisers selects and contracts with advisers for investment services for the Portfolios of Endeavor Series Trust, reviews the advisers' activities, and otherwise performs administerial and managerial functions for the Endeavor Series Trust. Six advisers (the "Advisers") each perform investment advisory services for particular Portfolios of Endeavor Series Trust.

  TCW Funds Management, Inc. (a wholly-owned subsidiary of The TCW Group, Inc.), is the Adviser for the TCW Managed Asset Allocation Portfolio and the TCW Money Market Portfolio. T. Rowe Price Associates, Inc. is the Adviser for the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio. Rowe Price-Fleming International, Inc. (a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited), is the Adviser for the T. Rowe Price International Stock

Portfolio. OpCap Advisors (formerly known as Quest for Value Advisors), is the Adviser for the Value Equity Portfolio and the Opportunity Value Portfolio. J.P. Morgan Investment Management Inc. (a wholly owned subsidiary of J.P. Morgan and Co. Incorporated) is the Adviser for the Enhanced Index Portfolio. The Dreyfus Corporation (a wholly owned subsidiary of Mellon Bank, N.A.), as successor to The Boston Company Asset Management, Inc., is the Adviser for the Dreyfus U.S. Government Securities Portfolio, and the Dreyfus Small Cap Value Portfolio. Montgomery Asset Management, LLC, is the Adviser for the Montgomery Select 50 Portfolio.

  WRL Investment Management, Inc., a subsidiary of Western Reserve Life Assurance Co. of Ohio, (an affiliate of AUSA Life), is the Adviser for the WRL Series Fund, Inc. and contracts with Janus Capital Corporation (also an "Adviser") as a sub-adviser to the WRL Growth Portfolio.

  The Adviser of a Portfolio is responsible for selecting the investments of the Portfolio consistent with the investment objectives and policies of the Portfolio, and will conduct securities trading for the Portfolio. All Advisers are investment advisers registered with the SEC under the Investment Advisers Act of 1940.

  The investment objectives of each Portfolio are summarized as follows:

  TCW Money Market Portfolio--seeks current income, preservation of capital and maintenance of liquidity through investment in short-term money market securities. The Portfolio seeks to maintain a constant net asset value of $1.00 per share although no assurances can be given that such constant net asset value will be maintained.

  TCW Managed Asset Allocation Portfolio--seeks high total return through a managed asset allocation portfolio of equity, fixed income and money market securities.

  T. Rowe Price International Stock Portfolio--seeks long-term growth of capital through investments primarily in common stocks of established non-U.S. companies.

  Value Equity Portfolio--seeks long-term capital appreciation through investment in securities (primarily equity securities) of companies that are believed by the Portfolio's Adviser to be undervalued in the marketplace in relation to factors such as the companies' assets or earnings.

  Dreyfus Small Cap Value Portfolio--seeks capital appreciation through investments in a diversified portfolio consisting primarily of equity securities of companies with a median capitalization of approximately $750 million, provided that under normal market conditions at least 75% of the Portfolio's investments will be in equity securities of companies with capitalizations at the time of purchase between $150 million and $1.5 billion.

  Dreyfus U.S. Government Securities Portfolio--seeks as high a level of total return as is consistent with prudent investment strategies by investing under normal conditions at least 65% of its assets in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  T. Rowe Price Equity Income Portfolio--seeks to provide substantial dividend income and also capital appreciation by investing primarily in dividend paying stocks of established companies.

  T. Rowe Price Growth Stock Portfolio--seeks long-term growth of capital and to increase dividend income through investment primarily in common stocks of well established growth companies.

  Opportunity Value Portfolio--seeks growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based upon the Portfolio Adviser's assessment of relative values.

  Enhanced Index Portfolio--seeks to earn a total return modestly in excess of the total return performance of the Standard & Poor's 500 Composite Stock Index (the "S&P 500 Index") while maintaining a volatility of return similar to the S&P 500 Index.

  Montgomery Select 50 Portfolio--seeks capital appreciation by investing in at least 50 different equity securities of companies of all sizes throughout the world. Each of five teams from different investment management disciplines of the portfolio's investment adviser selects ten equity securities based on the potential for capital appreciation.

  WRL Growth Portfolio, managed by Janus Capital Corporation--seeks growth of capital. At most times, this Portfolio will be invested primarily in equity securities which are selected solely for their capital growth potential; investment income is not a consideration.

  THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVE. MORE DETAILED INFORMATION, INCLUDING A DESCRIPTION OF EACH PORTFOLIO'S INVESTMENT OBJECTIVE AND POLICIES AND A DESCRIPTION OF RISKS INVOLVED IN INVESTING IN EACH OF THE PORTFOLIOS AND OF EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS, CURRENT COPIES OF WHICH ARE ATTACHED TO THIS PROSPECTUS. INFORMATION CONTAINED IN THE UNDERLYING FUNDS' PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING IN A SUBACCOUNT OF THE MUTUAL FUND ACCOUNT.

  An investment in the Mutual Fund Account, or in any Portfolio, including the TCW Money Market Portfolio and the Dreyfus U.S. Government Securities Portfolio, is not insured or guaranteed by the U.S. government or any government agency.

  Addition, Deletion, or Substitution of Investments. AUSA Life cannot and does not guarantee that any of the Portfolios will always be available for Premium Payments, allocations, or transfers. AUSA Life retains the right, with prior approval of the New York Insurance Superintendent, to make changes in the Mutual Fund Account and its investments. AUSA Life reserves the right to eliminate the shares of any Portfolio held by a Subaccount and to substitute shares of another Portfolio of the Underlying Funds, or of another registered open-end management investment company for the shares of any Portfolio, if the shares of the Portfolio are no longer available for investment or if, in AUSA Life's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Mutual Fund Account. To the extent required by the 1940 Act, substitutions of shares attributable to an Owner's interest in a Subaccount will not be made without prior notice to the Owner and the prior approval of the SEC. Nothing contained in this Prospectus prevents the Mutual Fund Account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of requests made by Owners.

  New Subaccounts may be established when, in the sole discretion of AUSA Life, marketing, tax, investment or other conditions warrant. Any new Subaccounts may be made available to existing Owners on a basis to be determined by AUSA Life. Each additional Subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. AUSA Life may also eliminate one or more Subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. AUSA Life may receive expense reimbursements or other revenues from the Underlying Funds, their portfolios, or their investment advisers.

  In the event any Subaccount is eliminated, AUSA Life will notify Owners and request a reallocation of the amounts invested in the eliminated Subaccount. If no such reallocation is provided by the Owner, AUSA Life will reinvest the amounts invested in the eliminated Subaccount in the Subaccount that invests in the TCW Money Market Portfolio (or in a similar portfolio of money market instruments) or in another Subaccount, if appropriate.

  In the event of any such substitution or change, AUSA Life may, by appropriate endorsement, make such changes in the Policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Policies, the Mutual Fund Account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, AUSA Life also may transfer the assets of the Mutual Fund Account associated with the Policies to another account or accounts.

THE FIXED ACCOUNT

  This Prospectus is generally intended to serve as a disclosure document only for the Policy and the Mutual Fund Account. For complete details regarding the Fixed Account, see the Policy itself.

  Premium Payments allocated and amounts transferred to the Fixed Account become part of the general account of AUSA Life, which supports insurance and annuity obligations. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts and AUSA Life has been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus which relate to the fixed portion.

  The Policy Owner may allocate Premium Payments to the Fixed Account at the time of Premium Payment or by subsequent transfers from the Mutual Fund Account. Instead of the Policy Owner bearing the investment risk, as is the case for Annuity Purchase Value in the Mutual Fund Account, AUSA Life bears the full investment risk for all Annuity Purchase Value in the Fixed Account. AUSA Life has sole discretion to invest the assets of its general account, including the Fixed Account, subject to applicable law. All guaranteed rates or benefits provided by AUSA Life are subject to AUSA Life's claims-paying ability.

  Premium Payments applied to and any amounts transferred to the Fixed Account will reflect a fixed interest rate. The interest rates AUSA Life sets will be credited for increments of at least one year measured from each premium payment or transfer date. These rates will never be less than an effective annual interest rate of 3% during the term of a Policy.

  Guaranteed Period. AUSA Life will offer a one year guaranteed interest rate period ("Guaranteed Period Option" or "GPO") into which Premium Payments may be paid or amounts transferred. The current effective annual interest rate AUSA Life sets for funds entering the One Year Guaranteed Period Option will be guaranteed until the end of the Guaranteed Period Option. At the end of the Guaranteed Period, the Premium Payment or amount transferred into the Guaranteed Period Option less any withdrawals or transfers from that Option, including the effect of any Surrender Charge due to withdrawals prior to the end of the Guaranteed Period, plus accrued interest, will be rolled into a new Guaranteed Period Option, unless the Owner requests otherwise.

  AUSA Life will mail a preliminary notice to the Owner at least 45 days prior to the end of a Guaranteed Period, which will indicate the alternatives that are available to the Owner at the end of the Guaranteed Period, including the new interest rate, (or if the new rate has not yet been determined, the rate currently in effect). The Policy Owner may choose from among the available alternatives by giving AUSA Life a written election within 30 days before the end of the expiring Guaranteed Period. If the

Owner does not make an election, funds will be rolled into the new One Year Guaranteed Period Option, and the Owner will be mailed a notice of the completion of the rollover with the new interest rate. AUSA Life will deem the new Guaranteed Period Option to be accepted by the Owner if AUSA Life does not receive a written rejection from the Owner within 30 days after the completion notice.

  Upon full surrender, the Owner is guaranteed return of Premium Payments to the Fixed Account, less partial withdrawals and transfers from the Fixed Account.

  For purposes of crediting interest, the oldest Premium Payment or transfer into the One Year Guaranteed Period Option within the Fixed Account, plus interest allocable to that Premium Payment or transfer, is considered to be withdrawn or transferred out first; the next oldest Premium Payment plus interest is considered to be transferred out next, and so on (this is a "first-in, first-out" procedure). (See "THE ENDEAVOR ACCOUNTS--Transfers," p. 37.)

  Dollar Cost Averaging Fixed Account Option. AUSA Life may offer a Dollar Cost Averaging Fixed Account Option separate from the One Year Guaranteed Period Option. This option will have a one-year interest rate guarantee and will only be available under a Dollar Cost Averaging (DCA) program (see "Dollar Cost Averaging" p. 30.) The Current Interest Rate AUSA Life sets for the Dollar Cost Averaging Fixed Account may differ from the rates credited on the One Year Guaranteed Period Option in the Fixed Account. The credited interest rate will never be less than the minimum annual effective interest rate of 3%. The Dollar Cost Averaging Fixed Account Option will only be available under a Dollar Cost Averaging program as described below.

  Prior to the Annuity Commencement Date, no transfers, except through DCA, will be allowed from the DCA Fixed Account. DCA transfers must begin within 30 days after the Premium Payment or transfer to the DCA Fixed Account. Transfers must be scheduled for at least six but not more than 24 months, or for at least four, but not more than eight quarters. No changes to the amount transferred will be allowed, but changes can be made to the Subaccounts to which these transfers are allocated.

  Current Interest Rates. AUSA Life periodically will establish an applicable Current Interest Rate for the One Year Guaranteed Period Option within the Fixed Account, and the Dollar Cost Averaging Fixed Account Option. Current Interest Rates may be changed by AUSA Life frequently or infrequently depending on interest rates on investments available to AUSA Life and other factors as described below, but once established, the rate will be guaranteed for the entire duration of the Guaranteed Period.

  The Current Interest Rate will not be less than an effective annual interest rate of 3%. AUSA Life has no specific formula for determining the rate of interest that it will declare as a Current Interest Rate, as this rate will be reflective of interest rates available on the types of debt instruments in which AUSA Life intends to invest amounts allocated to the Fixed Account. In addition, AUSA Life's management may consider other factors in determining Current Interest Rates for a Guaranteed Period including but not limited to: regulatory and tax requirements; sales commissions and administrative expenses borne by the Company; general economic trends; and competitive factors. There is no obligation to declare a rate in excess of 3%; the Policy Owner assumes the risk that declared rates will not exceed 3%. AUSA Life has complete discretion to declare any rate of at least 3%, regardless of market interest rates, the amounts earned by AUSA Life on its investments, or any other factors.

  AUSA LIFE'S MANAGEMENT HAS COMPLETE AND SOLE DISCRETION TO DETERMINE THE GUARANTEED INTEREST RATES. AUSA LIFE CANNOT PREDICT OR GUARANTEE THE LEVEL OF FUTURE CURRENT INTEREST RATES, EXCEPT THAT AUSA LIFE GUARANTEES THAT FUTURE CURRENT INTEREST RATES WILL NOT BE BELOW AN EFFECTIVE ANNUAL INTEREST RATE OF 3%.

TRANSFERS

  Prior to the Annuity Commencement Date, an Owner can transfer Annuity Purchase Value from one Investment Option to another within certain limits.

  Subject to the limitations and restrictions described below, transfers from an Investment Option may be made up to thirty days prior to the Annuity Commencement Date by sending Written Notice signed by the Policy Owner to the Service Office. The minimum amount which may be transferred is the lesser of $500 or the entire Subaccount or Guaranteed Period Option Annuity Purchase Value. If the Subaccount or Guaranteed Period Option Annuity Purchase Value remaining after a transfer is less than $500, AUSA Life reserves the right to include that amount as part of the transfer. Authorization of transfers by telephone or other electronic means of communication is not permitted.

  The Owner may transfer an amount up to the interest credited in the One Year Guaranteed Period Option to any Subaccount(s) of the Mutual Fund Account prior to the end of the Guaranteed Period. Such interest transfers may affect the interest crediting rates on the remaining funds in the Guaranteed Period Option. This is because interest transfers may have the effect of reducing or eliminating principal amounts in the Guaranteed Period Option, since, for purposes of crediting interest, AUSA Life considers the oldest Premium Payment or transfer into the Guaranteed Period Option, plus interest allocable to that particular Premium Payment or transfer to be withdrawn first.

  The maximum Annuity Purchase Value that can be transferred from the One Year Guaranteed Period Option prior to the end of the Guaranteed Period is 25% of that Option's Annuity Purchase Value, less amounts previously transferred out of that Option during the current Policy Year. The entire Annuity Purchase Value may be transferred from the One Year Guaranteed Period Option at the end of the Guaranteed Period.

  Transfers prior to the Annuity Commencement Date currently may be made without charge as often as the Owner wishes, subject to the minimum dollar amount specified above. AUSA Life reserves the right to limit these transfers prior to the Annuity Commencement Date to no more than 12 per Policy Year in the future or to charge up to $10 per transfer in excess of 12 per Policy Year; however, currently there is no charge for any transfers.

  Transfers out of the Dollar Cost Averaging Fixed Account, except through an automatic Dollar Cost Averaging program, are not allowed.

  After the Annuity Commencement Date, transfers between the Fixed Account and Mutual Fund Account are not permitted.

REINSTATEMENTS

  Requests are occasionally received by AUSA Life to reinstate funds which had been transferred to another company by a Section 1035 exchange or trustee-to-trustee transfer under the Code. In this situation AUSA Life will require the Owner to replace the same total amount of money in the applicable Subaccounts and/or Fixed Accounts as taken from them to effect the exchange. The total amount of money reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit prices at the date of reinstatement (within two days of the date the funds are received by AUSA Life). The number of Accumulation Units available on the reinstatement date may be more or less than the number surrendered for the exchange. Amounts reapplied to the Fixed Account will receive the effective annual interest rate they would otherwise have received, had they not been withdrawn. However, an adjustment will be made to the amount reapplied to compensate AUSA Life for the additional interest credited during the period of time between the withdrawal and the reapplication of the funds. Owners should consult a qualified tax adviser concerning the tax consequences of any Section 1035 exchanges or reinstatements.

DOLLAR COST AVERAGING (DCA)

  Under the Dollar Cost Averaging program prior to the Annuity Commencement Date, the Policy Owner can instruct AUSA Life to automatically transfer an amount specified by the Policy Owner (subject to minimum requirements) from the DCA Fixed Account Option, the TCW Money Market Subaccount or the Dreyfus U.S. Government Securities Subaccount to any other Subaccount or Subaccounts of the Mutual Fund Account. The automatic transfers can be scheduled to occur monthly or quarterly. DCA transfers will occur on the 28th day of each month, or each third month, as the case may be. If the DCA request is received prior to the 28th day of any month, the first transfer will occur on the 28th day of that month. If the DCA request is received on or after the 28th day of any month, the first transfer will occur on the 28th day of the following month. The Owner may start a Dollar Cost Averaging program at any time. The amount transferred each time must be at least $500. A minimum of six (but not more than 24) monthly or four (but not more than eight) quarterly transfers is required each time the Dollar Cost Averaging program is started or restarted.

  Dollar Cost Averaging results in the purchase of more Accumulation Units when the unit value is low, and fewer Accumulation Units when the unit value is high. However, there is no guarantee that the Dollar Cost Averaging program will result in higher Annuity Purchase Values or will otherwise be successful. Dollar Cost Averaging requires regular investment regardless of fluctuating prices, and does not guarantee profits nor prevent losses in a declining market. Before electing this option, individuals should consider their financial ability to continue transfers through periods of both high and low price levels.

  The Policy Owner may request Dollar Cost Averaging when purchasing the Policy or later. The program will terminate when the amount in the TCW Money Market Subaccount, the DCA Fixed Account, or the Dreyfus U.S. Government Securities Subaccount is insufficient for the next transfer, at which time the remaining balance will be transferred.

  Except for DCA transfers from the DCA Fixed Account Option, the Owner can increase or decrease the amount of the transfers by sending AUSA Life a new Dollar Cost Averaging form. The Owner can discontinue the program by sending a Written Notice to the Service Office. The minimum number of transfers (six monthly or four quarterly) requirement must be satisfied each time the DCA program is restarted. There is no charge for this program.

ASSET REBALANCING

  Prior to the Annuity Commencement Date the Policy Owner may instruct AUSA Life to automatically transfer amounts among the Subaccounts of the Mutual Fund Account on a regular basis to maintain a desired allocation of the Annuity Purchase Value among the various Subaccounts selected. Rebalancing will occur on a monthly, quarterly, semi-annual, or annual basis, beginning on a date selected by the Policy Owner. If no date is selected, the account will be rebalanced on the day of the month the Policy was effective. The Policy Owner must select the percentage of the Annuity Purchase Value desired in each of the various Subaccounts offered (totaling 100%). Any amounts in the Fixed Account are ignored for purposes of asset rebalancing. There is no charge for participation in this program. Rebalancing may be started, stopped, or changed at any time, except that rebalancing will not be available when:

  (1) Dollar Cost Averaging is in effect; or

  (2) any other transfer is requested.

                                  THE POLICY

  The Endeavor Variable Annuity Policy is a Flexible Premium Variable Annuity Policy. The rights and benefits under the Policy are summarized below; however, the description of the Policy contained in this Prospectus is qualified in its entirety by reference to the Policy itself, a copy of which is available upon request from AUSA Life. The Policy may be purchased on a non-tax qualified basis ("Nonqualified Policy"). The Policy may also be purchased and used in connection with retirement plans or individual retirement accounts that qualify for favorable federal income tax treatment ("Qualified Policy").

POLICY APPLICATION AND ISSUANCE OF POLICIES--PREMIUM PAYMENTS

  Before it will issue a Policy, AUSA Life must receive a completed Policy application or transmittal form containing the information AUSA Life needs and a minimum initial Premium Payment. The minimum initial Premium Payment is $5,000 for a Nonqualified Policy, $50 for a Policy purchased for use in connection with a Tax Deferred 403(b) Annuity, or $1,000 for any other Qualified Policy. A Policy ordinarily will be issued only in respect of Annuitants from younger than age 80. The initial Premium Payment is the only Premium Payment required to be paid under a Policy. Acceptance or declination of an application shall be based on AUSA Life's underwriting standards, and AUSA Life reserves the right to reject any application or Premium Payment based on those underwriting standards.

  If the application or transmittal form can be accepted in the form received, the initial Premium Payment will be credited to the Annuity Purchase Value within two Business Days after the later of receipt of the information needed to issue the Policy or receipt of the initial Premium Payment. If the initial Premium Payment cannot be credited because the application or other issuing requirements are incomplete, the applicant will be contacted within five Business Days and given an explanation for the delay and the initial Premium Payment will be returned at that time unless the applicant consents to AUSA Life's retaining the initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

  The date on which the initial Premium Payment is credited to the Annuity Purchase Value is the Policy Date. The Policy Date is the date used to determine Policy Years and Policy Anniversaries.

  All checks or drafts for Premium Payments should be made payable to AUSA Life Insurance Company, Inc. and sent to the Administrative Office. The Death Benefit will not take effect until the check or draft for the Premium Payment is honored.

  Additional Premium Payments. While the Annuitant is living and prior to the Annuity Commencement Date, the Owner may make Additional Premium Payments at any time, and in any frequency. The minimum Additional Premium Payment under both a Nonqualified Policy and a Qualified Policy is $50, including payments through automatic deduction. Additional Premium Payments will be credited to the Policy and added to the Annuity Purchase Value as of the Business Day when they are received.

  Maximum Total Premium Payments. The maximum total Premium Payments allowed without prior approval of AUSA Life is $1,000,000.

  Allocation of Premium Payments. An Owner must allocate Premium Payments to one or more of the Investment Options. The Owner must specify the initial allocation in the Policy application or transmittal form. This allocation will be used for Additional Premium Payments unless the Owner requests a change of allocation. All allocations must be made in whole percentages and must total 100%. If Premium Payments are allocated to the Dollar Cost Averaging Fixed Account, complete directions regarding the Subaccount(s) to which transfers are to be made must be specified on the application or other proper Written Request.If the Owner fails to specify how Premium Payments are to be allocated, the Premium Payment(s) cannot be accepted.

  The Owner may change the allocation instructions for future Additional Premium Payments by sending Written Notice, signed by the Owner, to AUSA Life's Service Office. The allocation change will apply to Premium Payments received after the date the Written Notice is received.

  Payment Not Honored by Bank. Any payment due under the Policy which is derived, all or in part, from any amount paid to AUSA Life by check or draft may be postponed until such time as AUSA Life determines that such instrument has been honored.

ANNUITY PURCHASE VALUE

  On the Policy Date, the Annuity Purchase Value equals the initial Premium Payment. Thereafter, the Annuity Purchase Value equals the sum of the values in the Mutual Fund Account and the Fixed Account. The Annuity Purchase Value will increase by (1) any Additional Premium Payments received by AUSA Life;
(2) any increases in the Annuity Purchase Value due to investment results of the selected Subaccount(s); and (3) interest credited in the Fixed Account. The Annuity Purchase Value will decrease by (1) any surrenders, including applicable Surrender Charges; (2) any decreases in the Annuity Purchase Value due to investment results of the selected Subaccounts; and (3) the charges and deductions imposed by AUSA Life.

  The Annuity Purchase Value is expected to change from Valuation Period to Valuation Period, reflecting the investment experience of the selected Account(s) and/or Subaccount(s), as well as the deductions for charges. A Valuation Period is the period between successive Business Days. It begins at the close of business on each Business Day and ends at the close of business on the next succeeding Business Day. A Business Day is each day that the New York Stock Exchange is open for business. Holidays are generally not Business Days.

  The Mutual Fund Account Value. When a Premium Payment is allocated or an amount is transferred to a Subaccount of the Mutual Fund Account, it is credited to the Annuity Purchase Value in the form of Accumulation Units. Each Subaccount of the Mutual Fund Account has a distinct Accumulation Unit value (the "Unit Value"). The number of Accumulation Units credited is determined by dividing the Premium Payment or amount transferred by the Unit Value of the Subaccount as of the end of the Valuation Period during which the allocation is made. When amounts are transferred out of, or surrendered or withdrawn from an Account or Subaccount, Accumulation Units are canceled or redeemed in a similar manner.

  For each Subaccount, the Unit Value for a given Business Day is based on the net asset value of a share of the corresponding Portfolio of the Underlying Funds. Therefore, the Unit Values will fluctuate from day to day based on the investment experience of the corresponding Portfolio. The determination of Subaccount Unit Values is described in detail in the Statement of Additional Information.

AMENDMENTS

  No change in the Policy is valid unless made in writing by AUSA Life and approved by one of AUSA Life's officers. No registered representative has authority to change or waive any provision of the Policy.

  AUSA Life reserves the right to amend the Policies to meet the requirements of the Code, regulations or published rulings. An Owner can refuse such a change by Written Notice to AUSA Life, but a refusal may result in adverse tax consequences to the Owner.

NON-PARTICIPATING POLICY

  The Policy does not participate or share in the profits or surplus earnings of AUSA Life. No dividends are payable on the Policy.

                        DISTRIBUTIONS UNDER THE POLICY

SURRENDERS

  Prior to the Annuity Commencement Date, the Owner may surrender all or a portion of the Cash Value in exchange for a cash withdrawal payment from AUSA Life. The Cash Value is the Annuity Purchase Value less any applicable Surrender Charge. (See "DISTRIBUTIONS UNDER THE POLICY--Annuity Payment Options," p. 45.) The Policy will become irrevocable after the Annuity Commencement Date. (See "DISTRIBUTIONS UNDER THE POLICY--Annuity Payments," p. 44.)

  When requesting a partial withdrawal ($500 minimum), the Owner must instruct AUSA Life how the withdrawal is to be allocated among various Investment Options. If the Owner's request for a partial withdrawal from the Investment Option is greater than the Cash Value of that Investment Option, AUSA Life will pay the Owner the amount of the Cash Value of that Investment Option. If no allocation instructions are given, the withdrawal will be deducted from each Investment Option in the same proportion that the Owner's interest in each Investment Option bears to the Policy's total Annuity Purchase Value.

  Surrenders from the Fixed Account may be delayed for up to six months. Interest will be paid on any amount deferred for ten days or more. Interest will be computed daily at the interest rate currently paid on proceeds left under the Interest Payment Annuity Option.

  Beginning in the second Policy Year, an Owner may surrender up to 10% of the Annuity Purchase Value at the time of withdrawal without a Surrender Charge if no withdrawal has been made in the current Policy Year ("10% Withdrawals"). Premium amounts withdrawn from the Policy in excess of the 10% Withdrawal amount or withdrawn in the same Policy Year as a previous withdrawal (and all surrenders in the first Policy Year) are subject to the Surrender Charge. In addition, a Surrender Charge will not be assessed if the policy withdrawal is necessary to meet the minimum distribution requirements for that policy specified by the IRS for tax qualified plans.

  10% Withdrawals will reduce the Policy Value by the amount withdrawn. Amounts requested in excess of the 10% Withdrawal are referred to as Excess Partial Withdrawals. Excess Partial Withdrawals will reduce the Annuity Purchase Value by an amount equal to (X + Z) where:

  X = Excess Partial Withdrawal

  Z = Surrender Charge on X.

  For a discussion of the Surrender Charge, see "CHARGES AND DEDUCTIONS-- Surrender Charge," p. 52.

  Since the Owner assumes the investment risk with respect to Premium Payments allocated to the Mutual Fund Account, and because withdrawals are subject to a Surrender Charge, and possibly premium taxes, the total amount paid upon total surrender of the Cash Value (taking any prior surrenders into account) may be more or less than the total Premium Payments made. Following a surrender of the total Cash Value, or at any time the Annuity Purchase Value is zero, all rights of the Owner and Annuitant will terminate.

  In addition to the Surrender Charge and any applicable premium taxes, surrenders may be subject to income taxes and, if the Owner is younger than age 59 1/2, a 10% Federal penalty tax. (See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES," p. 56.)

SYSTEMATIC PAYOUT OPTION

  Under the Systematic Payout Option Policy Owners can instruct AUSA Life to make automatic payments to them monthly, quarterly, semi-annually or annually from a specified Subaccount. Monthly and quarterly payments can only be sent by electronic funds transfer directly to a checking or savings account. The minimum payment is $50. The maximum payment is 10% of the Annuity Purchase Value at the time the Systematic Payout is elected divided by the number of payments made per year (for example, 12 for monthly). If this amount is below the minimum distribution requirements for that policy specified by the IRS for tax qualified plans, the maximum payment will be increased to this minimum required distribution amount. The "Request for Systematic Withdrawal" form must specify a date for the first payment, which must be at least 30 days but not more than one year after the form is submitted (that is, Systematic Payouts will start at the end of the payment mode selected, but not earlier than 30 days from the date of request).

  The Surrender Charge will be waived for Policy Owners of Qualified Policies who are under age 59 1/2 if they take Systematic Payouts using one of the payout methods described in I.R.S. Notice 89-25, Q & A-12 (the Life Expectancy Recalculation Option, Amortization, or Annuity Factor) which generally require payments for life or life expectancy. These payments must be continued until the later of age 59 1/2 or five years from their commencement. No additional withdrawals may be taken during this time. For Qualified Policies held by Policy Owners age 59 1/2 or older, the Surrender Charge will be waived if payments are made using the Life Expectancy Recalculation Option.

  In addition, for either Qualified or Non-qualified Policies the Surrender Charge will not be imposed on Systematic Payouts.

  Qualified Policies are subject to complex rules with respect to restrictions on and taxation of distributions, including the applicability of penalty taxes. In addition, the tax treatment of systematic payouts from Nonqualified Policies has had an unfavorable ruling regarding the ability to avoid the 10% Federal penalty tax. Therefore, the Owner should consult a qualified tax adviser before requesting a Systematic Payout. In certain circumstances withdrawn amounts may be included in the Owner's gross income. (See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES," p. 56.)

ANNUITY PAYMENTS

  Annuity Commencement Date. Annuity Payments under a Policy will begin on the Annuity Commencement Date which is selected by the Policy Owner at the time the Policy is applied for. The Annuity Commencement Date may be changed from time to time by the Policy Owner by Written Notice to AUSA Life, provided that notice of each change is received by AUSA Life at its Service Office at least 30 days prior to the then current Annuity Commencement Date. Except as otherwise permitted by AUSA Life, a new Annuity Commencement Date must be a date which is: (1) at least 30 days after the date notice of the change is received by AUSA Life; and (2) not later than the last day of the policy month following the Annuitant's 90th birthday.

  The Annuity Commencement Date may also be changed by the Beneficiary's election of the Annuity Option after the Annuitant's death.

  Election of Payment Option. During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Policy Owner may choose an Annuity Payment Option or change the election, but Written Notice of any election or change of election must be received by AUSA Life at its Service Office at least 30 days prior to the Annuity Commencement Date. If no election is made prior to the Annuity Commencement Date, Annuity Payments will be made (i) under Option 3, life income with level payments for 10 years certain, using the existing Annuity Purchase Value of the Fixed Account, or
(ii) under Option 3-V, life income with variable payments for 10 years certain, using the existing Annuity Purchase Value of the Mutual Fund Account, or (iii) in a combination of (i) and (ii). If the Annuity Purchase Value on the Annuity Commencement Date is less than $2,000, AUSA Life reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option.

  Prior to the Annuity Commencement Date, the Beneficiary may elect to receive the Death Benefit in a lump sum or under one of the Payment Options, to the extent allowed by law and subject to the terms of any settlement agreement. (See "DISTRIBUTIONS UNDER THE POLICY--Death Benefit," p. 49.) Annuity Payments will be made on either a fixed basis or a variable basis as selected by the Policy Owner (or the Beneficiary, after the Annuitant's death).

  The person who elects a Payment Option can also name one or more successor payees to receive any unpaid amount AUSA Life has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

  A payee who did not elect the Payment Option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option so instructs AUSA Life in writing and AUSA Life agrees.

  Unless the Policy Owner specifies otherwise, the payee shall be the Annuitant, or, after the Annuitant's death, the Beneficiary. AUSA Life may require written proof of the age of any person who has an annuity purchased under Option 3, 3-V, 5 or 5-V.

  Premium Tax. AUSA Life may be required by state law to pay premium tax on the amount applied to a payment option or upon withdrawal. If so, AUSA Life will deduct the premium tax before applying or paying the proceeds.

  Supplementary Policy. Once proceeds become payable and a choice has been made, AUSA Life will issue a Supplementary Policy in settlement of the option elected under the Policy setting forth the terms of the option elected. The Supplementary Policy will name the payees and will describe the payment schedule.

ANNUITY PAYMENT OPTIONS

  The Policy provides five Payment Options which are described below. Three of these are offered as either "Fixed Payment Options" or "Variable Payment Options," and two are only available as Fixed Payment Options.

The Policy Owner may elect a Fixed Payment Option, a Variable Payment Option, or a combination of both. If the Policy Owner elects a combination, he must specify what part of the Policy Proceeds are to be applied to the Fixed and Variable Options (and he must also specify which Subaccounts for the Variable Options).

  NOTE CAREFULLY: Under Payment Options 3(1) and 5 (including 3-V(1) and 5-V), it would be possible for only one Annuity Payment to be made if the Annuitant(s) were to die before the due date of the second annuity payment; only two Annuity Payments if the Annuitant(s) were to die before the due date of the third annuity payment; and so forth.

  On the Annuity Commencement Date, the Policy's Annuity Purchase Value will be applied to provide for Annuity Payments under the selected Annuity Option as specified. The Annuity Purchase Value is the Annuity Purchase Value for the Valuation Period which ends immediately preceding the Annuity Commencement Date, reduced by any applicable premium or similar taxes.

  The effect of choosing a Fixed Annuity Option is that the amount of each payment will be set on the Annuity Commencement Date and will not change. If a Fixed Annuity Option is selected, the Annuity Purchase Value will be transferred to the general account of AUSA Life, and the Annuity Payments will be fixed in amount by the fixed annuity provisions selected and the age and sex (if consideration of sex is allowed) of the Annuitant. For further information, contact AUSA Life at its Service Office.

  Guaranteed Values. There are five Fixed Annuity Options. Options 1, 2 and 4 are based on a guaranteed interest rate of 3%. Options 3 and 5 are based on a guaranteed interest rate of 3% using the "1983 Table a" (male, female, and unisex if required by law) mortality table improved to the year 2000 with projection scale G. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G and results in lower payments.)

  Option 1--Interest Payments. The policy proceeds may be left with AUSA Life for any term as agreed by AUSA Life and the Owner. AUSA Life will pay the interest in equal payments or it may be left to accumulate. Withdrawal rights will be agreed upon by the Owner and AUSA Life when the option is elected.

  Option 2--Income for a Specified Period. Level payments of the proceeds with interest are made for the fixed period elected, at which time the funds are exhausted.

  Option 3--Life Income. An election may be made between:

  1. "No Period Certain"--Level payments will be made during the lifetime of the Annuitant.

  2. "10 Years Certain"--Level Payments will be made for the longer of the Annuitant's lifetime or ten years.

  3. "Guaranteed Return of Policy Proceeds"--Level payments will be made for the longer of the Annuitant's lifetime or the number of payments which, when added together, equals the proceeds applied to the income option.

  Option 4--Income of a Specified Amount. Payments are made for any specified amount until the proceeds with interest are exhausted.

  Option 5--Joint and Survivor Annuity. Payments are made during the joint lifetime of the payee and a joint payee of the Owner's selection. Payments will be made as long as either person is living.

  Other options may be arranged by agreement with AUSA Life. Certain options may not be available in some states.

  Current immediate annuity rates for the same class of annuities will be used if higher than the guaranteed rate (guaranteed rates are based upon the tables contained in the Policy). Current rates may be obtained from AUSA Life. Current Annuity Payments will not be less than those which would be offered to new single consideration immediate annuity (as described in Section 4223(a)(1)(E) of the New York Insurance Laws) applicants of the same class.

  Variable Payment Options. The dollar amount of the first Variable Annuity Payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Policy. The tables are based on a 5% effective annual Assumed Investment Return and the "1983 Table a" (male, female, and unisex if required by law) mortality table improved to the year 2000 with projection Scale G. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.) The dollar amount of subsequent Variable Annuity Payments will vary based on the investment performance of the Subaccount of the Mutual Fund Account selected by the Annuitant or Beneficiary. If the actual investment performance exactly matched the Assumed Investment Return of 5% at all times, the amount of each Variable Annuity Payment would remain equal. If actual investment performance exceeds the Assumed Investment Return, the amount of the payments would increase. Conversely, if actual investment performance is worse than the Assumed Investment Return, the amount of the payments would decrease. The smallest annual rate of investment return which would have to be earned on Mutual Fund Account assets so that the dollar amount of Variable Annuity Payments will not decrease is 6.4% (equal to 5% Assumed Investment Return and a 1.40% maximum Mortality and Expense Risk Fee and Administrative Charge). The Mortality and Expense Risk Fee and Administrative Charge may increase on the Annuity Commencement Date, however the combined annual rate for such fee and charge will not be greater than 1.40%

  Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed) and adjusted age of the Annuitant. The adjusted age is the Annuitant's actual age nearest birthday, at the Annuity Commencement Date, adjusted as follows:

     ANNUITY COMMENCEMENT DATE                              ADJUSTED AGE
     -------------------------                              ------------
     Before 2001........................................... Actual Age
     2001-2010............................................. Actual Age minus 1
     2011-2020............................................. Actual Age minus 2
     2021-2030............................................. Actual Age minus 3
     2031-2040............................................. Actual Age minus 4
     After 2040............................................ Actual Age minus 5
     Before 2001........................................... Actual Age

  This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

  The following Variable Payment Options generally are available:

  Option 3-V--Life Income. An election may be made between:

    1. "No Period Certain"--Payments will be made during the lifetime of the Annuitant.

    2. "10 Years Certain"--Payments will be made for the longer of the Annuitant's lifetime or ten years.

  Option 5-V--Joint and Survivor Annuity. Payments are made as long as either the Annuitant or the joint Annuitant is living.

  Certain options may not be available in some states.

  Determination of Subsequent Variable Payments. All Variable Annuity Payments other than the first are calculated using "Annuity Units" which are credited to the Policy. The number of Annuity Units to be credited in respect of a particular Subaccount is determined by dividing that portion of the first Variable Annuity Payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Annuity Commencement Date. The number of Annuity Units of each particular Subaccount credited to the Policy then remains fixed. The dollar value of variable Annuity Units in the chosen Subaccount will increase or decrease reflecting the investment experience of the chosen Subaccount. The dollar amount of each Variable Annuity Payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each particular Subaccount credited to the Policy by the Annuity Unit Value for the particular Subaccount on the date the payment is made.

  Transfers. Prior to the Annuity Commencement Date, a Policy Owner may transfer the value of the Annuity Units from one Subaccount to another within the Mutual Fund Account or to the Fixed Account. However, after the

Annuity Commencement Date no transfers may be made from the Fixed Account to the Mutual Fund Account or from the Mutual Fund Account to the Fixed Account. The minimum amount which may be transferred is the lesser of $10 of monthly income or the entire monthly income of the variable Annuity Units in the Subaccount from which the transfer is being made. The remaining Annuity Units in the Subaccount must provide at least $10 of monthly income. If, after a transfer, the monthly income of the remaining Annuity Units in a Subaccount would be less than $10, AUSA Life reserves the right to include those Annuity Units as part of the transfer. AUSA Life reserves the right to limit transfers between Subaccounts after the Annuity Commencement Date to once per Policy Year.

  Tax Withholding. A portion or the entire amount of the Annuity Payments may be taxable as ordinary income. If, at the time the Annuity Payments begin, the Owner has not provided AUSA Life with a written election not to have federal income taxes withheld, AUSA Life must by law withhold such taxes from the taxable portion of such annuity payments and remit that amount to the federal government. Withholding is mandatory as to certain Qualified Policies. (See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES" p. 56)

  Adjustment of Annuity Payments. Payments will be made at 1, 3, 6, or 12 month intervals. If the individual payments provided for would be or become less than $50, AUSA Life may change, at its discretion, the frequency of payments to such intervals as will result in payments of at least $50. If the Annuity Purchase Value on the Annuity Commencement Date is less than $2,000, AUSA Life may pay such value in one sum in lieu of the payments otherwise provided for.

DEATH BENEFIT

  Death of Annuitant Prior to Annuity Commencement Date. If the Annuitant is also an Owner and dies before the Annuity Commencement Date, the Death Benefit is calculated and is payable to the Beneficiary when AUSA Life receives due proof of death, and election of the method of settlement, and return of the Policy. The amount of the Death Benefit will be the greatest of (a) the Annuity Purchase Value, (b) the Cash Value, or (c) the Guaranteed Minimum Death Benefit (GMDB), plus any additional Premium Payments received, less any withdrawals from the date of death to the date of the payment. The Death Benefit is not payable upon the death of the Annuitant if the Annuitant and the Owner are not the same person, unless the Owner makes a separate election to do so.

  There are two Guaranteed Minimum Death Benefit Options available, the "Return of Premium Death Benefit" and the "Annual Step-Up Death Benefit." The Return of Premium Guaranteed Minimum Death Benefit is equal to the total Premium Payments made, less any "Adjusted Partial Withdrawals" as of the date of death. The Annual Step-Up Guaranteed Minimum Death Benefit is equal to the largest Annuity Purchase Value on the Date of Issue or on any Policy Anniversary prior to the earlier of the date of death or the Owner's 81st birthday, plus Premium Payments less any Adjusted Partial Withdrawals taken, subsequent to the date of the Policy Anniversary with the largest Annuity Purchase Value.

  If the surviving spouse is the Beneficiary and elects to continue the policy in lieu of receiving the Death Benefit, an amount equal to the excess, if any, of the Guaranteed Minimum Death Benefit (i.e., the Return of Premium Death Benefit or the Annual Step-Up Death Benefit) over the Annuity Purchase Value, will then be added to the Annuity Purchase Value. This amount will be added only once, at the time of such election.

  Adjusted Partial Withdrawal. To determine the Guaranteed Minimum Death Benefit for each partial withdrawal, the Adjusted Partial Withdrawal is the sum of (1) and (2), where

  (1) The Surrender charge-free withdrawal amount taken and,

  (2) the product of (a) times (b) where:

     (a) is the ratio of the amount of the Excess Partial Withdrawal to the Annuity Purchase Value on the date of (but prior to) the Excess Partial Withdrawal; and

     (b) is the Death Benefit on the date of (but prior to) the Excess Partial Withdrawal.

  If a partial withdrawal is taken when the Guaranteed Minimum Death Benefit exceeds the Annuity Purchase Value, the Guaranteed Minimum Death Benefit will be reduced in an amount more than the amount of the partial withdrawal. In that case, the total proceeds of a partial withdrawal followed by a Death Benefit could be less than total Premium Payments.

  Note that the Death Benefit is payable on the death of the Annuitant who is an Owner, not the death of the Owner, if different (if the Annuitant who is not an Owner dies, the Owner will become the Annuitant, unless the Owner specifically requests on the policy application or in writing that the Death Benefit be paid to the beneficiary upon the Annuitant's death and AUSA Life agrees to such election).

  Due Proof of Death of the Annuitant is proof that the Annuitant who is the Owner died prior to the commencement of Annuity Payments. Upon receipt of this proof and an election of a method of settlement and return of the Policy, the Death Benefit generally will be paid within seven days, or as soon thereafter as AUSA Life has sufficient information about the Beneficiary to make the payment. The Beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the Annuity Payment Options described above, unless a settlement agreement is effective at the death of the Annuitant preventing such election.

  If the Annuitant was an Owner, and the Beneficiary was not the Annuitant's spouse, then (1) the Death Benefit must be distributed within five years of the date of the deceased Annuitant's death, or (2) payments under a Payment Option must begin within one year of the deceased Annuitant's death and must be made for the Beneficiary's lifetime or for a period certain (so long as any certain period does not exceed the Beneficiary's life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased Annuitant's death. If the sole Beneficiary is the deceased Annuitant's surviving spouse, such spouse may elect to continue the Policy as the new Annuitant and Policy Owner instead of receiving the Death Benefit. (See "Federal Tax Matters" in the Statement of Additional Information.)

  If the Annuitant is not the Owner, and the Owner dies prior to the Annuity Commencement Date, a Successor Owner may surrender the Policy at any time for the Cash Value. If the Successor Owner is not the deceased Owner's surviving spouse, however, this amount must be distributed within five years after the date of death of the Owner, or payments under a Payment Option must begin within one year of the deceased Owner's death and must be made for the Beneficiary's lifetime or for a period certain (so long as any certain period does not exceed the Beneficiary's life expectancy).

  Death On or After Annuity Commencement Date. The death benefit payable on or after the Annuity Commencement Date depends on the Payment Option selected. If any Owner dies on or after the Annuity Commencement Date, but before the entire interest in the Policy is distributed, the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death.

  Beneficiary. The Beneficiary designation in the application will remain in effect until changed. The Owner may change the designated Beneficiary by sending Written Notice to AUSA Life. The Beneficiary's consent to such change is not required unless the Beneficiary was irrevocably designated or consent is required by law. (If an irrevocable Beneficiary dies, the Owner may then designate a new Beneficiary.) The change will take effect as of the date the Owner signs the Written Notice, whether or not the Owner is living when the Notice is received by AUSA Life. AUSA Life will not be liable for any payment made before the Written Notice is received. If more than one Beneficiary is designated, and the Owner fails to specify their interests, they will share equally.

DEATH OF OWNER

  Federal tax law requires that if any Owner (including any joint Owner or any Successor Owner who has become a current Owner) dies before the Annuity Commencement Date, then the Cash Value of the Policy must generally be distributed within five years of the date of death of such Owner or the Contingent Owner. Certain rules apply where 1) the spouse of the deceased Owner is the sole Beneficiary, 2) the Owner is not a natural person and the primary Annuitant dies or is changed, or 3) any Owner dies after the

Annuity Commencement Date. See "Federal Tax Matters" in the Statement of Additional Information for a detailed description of these rules. Other rules may apply to Qualified Policies. (See also "DISTRIBUTIONS UNDER THE POLICY-- Death Benefit," p. 49).

RESTRICTIONS UNDER SECTION 403(B) PLANS

  Section 403(b) of the Internal Revenue Code provides for tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. In accordance with the requirements of Section 403(b), any Policy used for a 403(b) plan will prohibit distributions of elective contributions and earnings on elective contributions except upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

RESTRICTIONS UNDER QUALIFIED POLICIES

  Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Policies or under the terms of the plans in respect of which Qualified Policies are issued.

                            CHARGES AND DEDUCTIONS

  No deductions are made from Premium Payments upon purchase of a Policy, so that the full amount of each Premium Payment is invested in one or more of the Accounts. AUSA Life will make certain charges and deductions in connection with the Policy in order to compensate it for incurring expenses in distributing the Policy, bearing mortality and expense risks under the Policy, and administering the Accounts and the Policies. Charges may also be made for premium taxes, federal, state or local taxes, or for certain transfers or other transactions. Charges and expenses are also deducted from the Underlying Funds.

SURRENDER CHARGE

  AUSA Life will incur expenses relating to the sale of Policies, including commissions to registered representatives and other promotional expenses. AUSA Life may deduct a Surrender Charge from amounts surrendered (i.e., withdrawn) in connection with a full or partial Policy surrender in order to cover distribution expenses. A Surrender Charge will not be applied to withdrawals, after the first Policy Year, of up to 10% of the Annuity Purchase Value, if there have been no withdrawals in the current Policy Year. A Surrender Charge will also not be applied if the withdrawal is necessary to meet the minimum distribution requirements for that policy specified by the IRS for tax qualified plans. The Surrender Charge is also waived upon exercise of certain Systematic Payment Options. (See "DISTRIBUTIONS UNDER THE POLICY--Systematic Payout Option," p. 43.)

  The amount of the Surrender Charge is determined by multiplying the amount of the Premium Payment by the applicable Surrender Charge Percentage. The applicable Surrender Charge Percentage will depend upon the number of Policy Anniversaries that have elapsed since the Premium Payment that is being withdrawn was made. For this purpose, surrenders are allocated to Premium Payments on a "first in-first out" basis, that is, first to the oldest Premium Payment, then to the next oldest Premium Payment, and so on. Premium Payments are deemed to be withdrawn before earnings, and after all Premium Payments have been withdrawn, the remaining Annuity Purchase Value may be withdrawn without any Surrender Charge. The following is the table of Surrender Charge
Percentages:

                    NUMBER OF YEARS                PERCENTAGE APPLICABLE TO EACH
                 SINCE PREMIUM PAYMENT               EXCESS PREMIUM WITHDRAWAL
                 ---------------------             -----------------------------
     0 - 1........................................                7%
     1 - 2........................................                6%
     2 - 3........................................                5%
     3 - 4........................................                4%
     4 - 5........................................                3%
     5 - 6........................................                2%
     6 - 7........................................                1%

  AUSA Life anticipates that the Surrender Charge will not generate sufficient funds to pay the cost of distributing the Policies. If this charge is insufficient to cover the distribution expenses, the deficiency will be met from AUSA Life's general funds, which will include amounts derived from the charge for mortality and expense risks.

MORTALITY AND EXPENSE RISK FEE

  AUSA Life imposes a daily fee as compensation for bearing certain mortality and expense risks in connection with the Policies. This fee depends on the Death Benefit Option selected and the number of Policy Years that have elapsed since the Date of Issue. For the Annual Step-Up Death Benefit, the fee is 1.40% in the first seven Policy Years and 1.25% thereafter. For the Return of Premium Death Benefit, the fee is 1.25% in the first seven years and 1.10% thereafter. The Mortality and Expense Risk Fee is reflected in the Accumulation or Annuity Unit Values for the Policy for each Subaccount. The Mortality and Expense Risk Fee may increase on the Annuity Commencement Date. In no event will the total of the Mortality and Expense Risk Fee and Administrative Charge exceed 1.40% on or after the Annuity Commencement Date.

  Annuity Purchase Values and Annuity Payments are not affected by changes in actual mortality experience nor by actual expenses incurred by AUSA Life. The mortality risks assumed by AUSA Life arise from its contractual obligations to make Annuity Payments (determined in accordance with the Annuity tables and other provisions contained in the Policy) and to pay Death Benefits prior to the Annuity Commencement Date. Thus, Owners are assured that neither an Annuitant's own longevity nor an unanticipated improvement in general life expectancy will adversely affect the monthly Annuity payments that the Annuitant will receive under the Policy.

  AUSA Life also bears substantial risk in connection with the Death Benefit Guarantee since AUSA Life will pay a Death Benefit equal to the Guaranteed Minimum Death Benefit if that amount is higher than the Annuity Purchase Value.

  The expense risk assumed by AUSA Life is the risk that AUSA Life's actual expenses in administering the Policy and the Accounts will exceed the amount recovered through the Administrative and Service Charges.

  If the Mortality and Expense Risk Fee is insufficient to cover AUSA Life's actual costs, AUSA Life will bear the loss; conversely, if the charge is more than sufficient to cover costs, the excess will be profit to AUSA Life. AUSA Life expects a profit from this charge. To the extent that the Surrender Charge is insufficient to cover the actual cost of Policy distribution, the deficiency will be met from AUSA Life's general corporate assets, which may include amounts, if any, derived from the Mortality and Expense Risk Fee. A Mortality and Expense Risk Fee is assessed during the accumulation phase and during the annuity phase for all Variable Annuity Options.

ADMINISTRATIVE CHARGES

  In order to cover the costs of administering the Policies and the Accounts, AUSA Life deducts an annual Service Charge from the Annuity Purchase Value of each Policy, and also deducts a daily Administrative Charge from the assets of each Subaccount of the Mutual Fund Account.

  The annual Service Charge is deducted from the Annuity Purchase Value of each Policy on each Policy Anniversary prior to the Annuity Commencement Date. After the Annuity Commencement Date, the charge is not deducted. This annual Service Charge is $35 and it will not be increased during the term of the Policy. It will also never exceed 2% of the Annuity Purchase Value. This charge is waived if the sum of the Premium Payments made less the sum of all Partial Withdrawals is at least $50,000 on the Policy Anniversary. The Service Charge will be deducted only from the Subaccounts in the Mutual Fund Account, in the same proportion that the Owner's interest in each Subaccount bears to the Annuity Purchase Value in the Mutual Fund Account.

  AUSA Life deducts a daily Administrative Charge from the net assets of each Subaccount of the Mutual Fund Account. This charge currently is equal to an effective annual rate of .15% of the net assets in the Mutual Fund Account. The Administrative Expense Charge may be increased in the future, but the combined total of this charge and the Mortality and Expense Risk Fee will not exceed 1.55% in the first seven Policy Years (1.40% after) for the Annual Step-Up Death Benefit, and 1.40% (1.25% after the first seven Policy Years) for the Return of Premium Death Benefit.

PREMIUM TAXES

  AUSA Life currently makes no deduction from the Premium Payments for any state premium taxes AUSA Life pays in connection with Premium Payments under the Policies. When permitted by state law, AUSA Life will not deduct the aggregate premium taxes paid on behalf of a particular Policy from the Annuity Purchase Value until the earliest of (i) the Annuity Commencement Date, (ii) the surrender of a Policy, or (iii) payment of the death proceeds of a Policy. Premium taxes currently range from 0% to 3.50% of Premium Payments.

FEDERAL, STATE AND LOCAL TAXES

  No charges are currently made for federal, state, or local taxes other than premium taxes. However, AUSA Life reserves the right to deduct charges in the future for any taxes or other economic burden resulting from the application of any tax laws that AUSA Life determines to be attributable to the accounts or the policies.

TRANSFER CHARGE

  There is no charge for the first 12 transfers between Investment Options in each Policy Year. AUSA Life reserves the right to impose a $10 charge for the thirteenth and each subsequent transfer request made by the Owner during a single Policy Year. For the purpose of determining whether a transfer charge is payable, Premium Payment allocations are not considered transfers. All transfer requests made simultaneously will be treated as a single request. No transfer charge will be imposed for any transfer which is not at the Owner's request.

OTHER EXPENSES INCLUDING INVESTMENT ADVISORY FEES

  Each of the Portfolios of the Underlying Funds is responsible for all of its expenses. In addition, charges will be made against each of the Portfolios of the Underlying Funds for investment advisory services provided to the Portfolio. The net assets of each Portfolio of the Underlying Funds will reflect deductions in connection with the investment advisory fee and other expenses.

  For more information concerning the investment advisory fee and other charges against the Portfolios, see the prospectuses for the Underlying Funds, current copies of which accompany this Prospectus.

EMPLOYEES AND AGENT PURCHASES

  The Policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the Policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of AUSA Life or its affiliated companies or their spouse or minor children. In such a case, a bonus of 5% of each Premium Payment may be credited to the Policy due to lower acquisition costs AUSA Life experiences on those purchases. The bonus will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Compensation to the registered representative and broker/dealer will be reduced by the amount of such bonus.

                    CERTAIN FEDERAL INCOME TAX CONSEQUENCES

  The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Policy, based on the Internal Revenue Code of 1986, as amended (the "Code"), proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

  At the time the initial Premium Payment is paid, a prospective purchaser must specify whether he or she is purchasing a Nonqualified Policy or a Qualified Policy. If the initial Premium Payment is derived from an exchange or surrender of another annuity policy, AUSA Life may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity policy. AUSA Life will require that persons purchase separate Policies if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate Policy would require the minimum initial Premium Payment stated above. Subsequent Additional Premium Payments under a Policy must qualify for the same federal income tax treatment as the initial Premium Payment under the Policy; AUSA Life will not accept a Subsequent Additional Premium Payment under a Policy if the federal income tax treatment of such Premium Payment would be different from that of the initial Premium Payment.

  The Qualified Policies were designed for use by retirement plans and individual retirement accounts that qualify for special federal income tax treatment under Sections 401(a), 403(b), 408(a), or 457 of the Code and individuals purchasing individual retirement annuities that qualify for special federal income tax treatment under Section 408(b) of the Code. Certain requirements must be satisfied in purchasing a Qualified Policy in order for the plan, account or annuity to retain its special tax treatment. This summary is not intended to cover such requirements, and assumes that Qualified Policies are purchased pursuant to retirement plans or individual retirement accounts, or are individual retirement annuities, that qualify for such special tax treatment. This summary was prepared by AUSA Life after consultation with tax counsel, but no opinion of tax counsel has been obtained.

  THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. EACH POTENTIAL PURCHASER IS URGED TO CONSULT HIS/HER OWN TAX ADVISER AS TO THE CONSEQUENCES OF INVESTMENT IN A POLICY UNDER FEDERAL AND APPLICABLE STATE, LOCAL AND FOREIGN TAX LAWS.

TAX STATUS OF THE POLICY

  The following discussion is based on the assumption that the Policy qualifies as an annuity contract for federal income tax purposes. The Statement of Additional Information discusses the tax requirements for qualifying as an annuity contract.

TAXATION OF ANNUITIES

  The discussion below applies only to those Policies owned by natural persons, and that qualify as annuity contracts for federal income tax purposes. With respect to Owners who are natural persons, the Policy should be treated as an annuity contract for federal income tax purposes.

  In General. Except as described below with respect to Owners who are not natural persons, an Owner who holds a Policy satisfying the diversification and distribution requirements described in the Statement of Additional Information should not be taxed on increases in the Annuity Purchase Value until an amount is received or deemed received, e.g., upon a partial or full surrender or as Annuity Payments under the Annuity Option selected. Generally, any amount received or deemed received under a Nonqualified Annuity Contract prior to the Annuity Commencement Date is deemed to come first from any "Income on the Contract" and then from the "Investment in the Contract." The "Investment in the Contract" generally equals total premium payments less amounts received which were not includable in gross income. To the extent that the Annuity Purchase Value (Cash Value in the event of a surrender) exceeds the "Investment in the Contract," such excess constitutes the "Income on the Contract." For these purposes such "Income on the Contract" shall be computed by reference to the aggregation rules described below, and the amount includable in gross income will be taxable as ordinary income. If at the time that any amount is received or deemed received there is no "Income on the Contract" (e.g., because the gross Annuity Purchase Value does not exceed the "Investment in the Contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "Investment in the Contract."

  For this purpose, the assignment, pledge or agreement to assign or pledge any portion of the Annuity Purchase Value (including assignment of Owner's right to receive Annuity Payments prior to the Annuity Commencement Date) generally will be treated as a distribution in the amount of such portion of the Annuity Purchase Value. Additionally, if an Owner designates a new Owner prior to the Annuity Commencement Date without receiving full and adequate consideration, the old Owner generally will be treated as receiving a distribution under the Policy in an amount equal to the Annuity Purchase Value. A transfer of ownership or an assignment of a Policy, or designation of an Annuitant or Beneficiary who is not also the Owner, as well as the selection of certain Annuity Commencement Dates, may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, designation, selection or assignment of a Policy should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

  Aggregation Rules. Generally all nonqualified deferred annuity contracts issued by the same company (or an affiliated company) to the same owner during any calendar year shall be treated as one annuity contract, and "aggregated" for purposes of determining the amount includable in gross income. In addition, for such purposes all individual retirement annuities and accounts under Section 408 of the Code for an individual are aggregated, and generally all distributions therefrom during a calendar year are treated as one distribution made as of the end of such year.

  Surrenders or Withdrawals. In the case of a partial surrender (including systematic withdrawals) under a Nonqualified Policy, the amount received generally will be includable in gross income to the extent that it does not exceed the "Income on the Contract," which is generally equal to the excess of the Annuity Purchase Value immediately before the partial surrender over the "Investment in the Contract" at that time. In the case of a partial surrender (including systematic withdrawals) under a Qualified Policy (other than one qualified under Section 457 of the Code), a ratable portion of the amount received is generally excludable from gross income, based on the ratio of the "Investment in the Contract" to the individual's total account balance or accrued benefit under the retirement plan at the time of each such payment. For a Qualified Policy, the "Investment in the Contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Policy. In the case of a full surrender under a Nonqualified Policy or a Qualified Policy, the amount received generally will be taxable only to the extent it exceeds the "Investment in the Contract," unless the aggregation rules apply.

  Annuity Payments. Although the tax consequences may vary depending on the Annuity Payment Option elected under the Policy, in general only a portion of the Annuity Payments received after the Annuity Commencement Date will be includable in the gross income of the recipient.

  For Fixed Annuity Payments, in general the excludable portion of each payment is determined by dividing the "Investment in the Contract" on the Annuity Commencement Date by the total expected return resulting from the Annuity Payments for the term of the payments. The remainder of each Annuity Payment is includable in gross income. Once the "Investment in the Contract" has been fully recovered, the full amount of any additional Annuity Payments received is includable in gross income.

  For Variable Annuity Payments, the includable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is excludable from gross income. This dollar amount is determined by dividing the "Investment in the Contract" on the Annuity Commencement Date by the total number of expected periodic payments. The remainder of each Annuity Payment is includable in gross income. Once the "Investment in the Contract" has been fully recovered, the full amount of any additional Annuity Payments is includable in gross income.

  Where an Owner allocates a portion of the Annuity Purchase Value on the Annuity Commencement Date to more than one annuity payment option (fixed or variable), special rules govern the allocation of the Policy's entire "Investment in the Contract" on such date to each such option, for purposes of determining the excludable amount of each payment received under that option. AUSA Life makes no attempt to describe these allocation rules, because they would prescribe a complex variety of results, depending on how the allocations were made among the various types of options. Instead, any Owner is advised to consult a competent tax adviser as to the potential tax effects of allocating any amount of Annuity Purchase Value to any particular annuity payment option.

  If, after the Annuity Commencement Date, Annuity Payments cease by reason of the death of the Annuitant, the excess (if any) of the "Investment in the Contract" as of the Annuity Commencement Date over the aggregate amount of Annuity Payments received on or after the Annuity Commencement Date that was excluded from gross income is allowable as a deduction for the last taxable year of the Annuitant.

  Taxation of Death Benefit Proceeds. Amounts may be distributed from the Policy because of the death of an Owner or the Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above, or (2) if distributed under an Annuity Payment Option, they are taxed in the same manner as Annuity Payments, as described above. For these purposes, the "Investment in the Contract" is not affected by the Owner's or Annuitant's death. That is, the "Investment in the Contract" remains generally the total premium payments less amounts received which were not includable in gross income.

  Penalty Taxes. In the case of any amount received or deemed received from the Policy, e.g., upon a surrender of a Policy (including systematic withdrawals) or a deemed distribution under a Policy resulting from a pledge, assignment or agreement to pledge or assign or an Annuity Payment with respect to a Policy, there may be imposed on the recipient a federal penalty tax equal to 10% of the amount includable in gross income. The penalty tax generally will not apply to any distribution: (i) made on or after the date on which the taxpayer attains age 59 1/2; (ii) made as a result of the death of the holder (generally the Owner); (iii) attributable to the disability of the taxpayer; or (iv) which is part of a series of substantially equal periodic payments made (not less frequently than annually) for the life

(or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and the taxpayer's beneficiary. Other rules may apply to Qualified Policies.

  Withholding. The portion of any distribution under a Policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain Qualified Policies, certain distributions are subject to mandatory withholding.

  Qualified Policies. The Qualified Policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Policies comply with applicable law.

  AUSA Life makes no attempt to provide more than general information about use of the Policy with the various types of retirement plans. Purchasers of Policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the Policy.

  Individual Retirement Annuities. In order to qualify as an individual retirement annuity under Section 408(b) of the Code, a Policy must contain certain provisions: (i) the Owner must be the Annuitant; (ii) the Policy generally is not transferable by the Owner, e.g., the Owner may not designate a new Owner, designate a Contingent Owner or assign the Policy as collateral security; (iii) the total Premium Payments for any calendar year may not exceed $2,000, except in the case of a rollover amount or contribution under
Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) Annuity
Payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the Annuitant attains age 70 1/2; (v) an Annuity Payment Option with a Period Certain that will guarantee Annuity Payments beyond the life expectancy of the Annuitant and the Beneficiary may not be selected; and (vi) certain payments of Death Benefits must be made in the event the Annuitant dies prior to the distribution of the Annuity Purchase Value. Policies intended to qualify as individual retirement annuities under
Section 408(b) of the Code contain such provisions.

  Section 408 of the Code also indicates that no part of the funds for an individual retirement account or annuity ("IRA") should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The Policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the Policy under Section 408 of the Code. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the Policy, comports with IRA qualification requirements.

  Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

  Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Section 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant, or both may result if the Policy is assigned or transferred to any individual as a means to provide benefit payments.

  Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The Policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. All such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts required under a
Section 457 Plan are taxable and are subject to federal income tax withholding as wages.

  Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an Owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the Annuity Purchase Value as of the close of the taxable year and all previous distributions under the Policy over (ii) the sum of the Premium Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the Policy. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a Policy the nominal Owner of which is not a natural person but the beneficial Owner of which is a natural person, (ii) a Policy acquired by the estate of a decedent by reason of such decedent's death (iii) a Qualified Policy (other than one qualified under Section 457) or (iv) a single-payment annuity the Annuity Commencement Date for which is no later than one year from the date of the single Premium Payment; instead, such Policies are taxed as described above under the heading "Taxation of Annuities."

  Possible Changes in Taxation. In past years, legislation has been proposed in the U.S. Congress that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this Prospectus Congress was not actively considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

                          DISTRIBUTOR OF THE POLICIES

  AEGON USA Securities, Inc., an affiliate of AUSA Life, is the principal underwriter of the Policies. AEGON USA Securities, Inc. has entered or will enter into one or more agreements with various broker-dealers for the distribution of the Policies. Commissions on Policy sales are paid to broker/dealers. Commissions payable to broker/dealers will be up to 6% of Premium Payments. In addition, certain broker/dealers may receive additional commissions or expense allowances based upon sales volume, agent or service training responsibilities, and other factors. These commissions and expense allowances are not deducted from Premium Payments, they are paid by AUSA Life.

                                 VOTING RIGHTS

  To the extent required by law, AUSA Life will vote the Underlying Funds shares held by the Mutual Fund Account at regular and special shareholder meetings of the Underlying Funds in accordance with instructions received from persons having voting interests in the portfolios (although the Underlying Funds do not hold regular annual shareholders meetings). If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result AUSA Life determines that it is permitted to vote the Underlying Funds' shares in its own right, it may elect to do so.

  Before the Annuity Commencement Date, the Policy Owner holds the voting interest in the selected Portfolios. The number of votes that an Owner has the right to instruct will be calculated separately for each Subaccount. The number of votes that an Owner has the right to instruct for a particular Subaccount will be determined by dividing his or her Annuity Purchase Value in the Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted.

  After the Annuity Commencement Date, the person receiving Annuity Payments has the voting interest, and the number of votes decreases as Annuity Payments are made and as the reserves for the Policy decrease. The person's number of votes will be determined by dividing the reserve for the Policy allocated to the applicable Subaccount by the net asset value per share of the corresponding Portfolio. Fractional shares will be counted.

  The number of votes that the Owner or person receiving income payments has the right to instruct will be determined as of the date established by the Underlying Funds for determining shareholders eligible to vote at the meeting of the Underlying Funds. AUSA Life will solicit voting instructions by sending Owners or other persons entitled to vote written requests for instructions prior to that meeting in accordance with procedures established by the Underlying Funds. Portfolio shares as to which no timely instructions are received and shares held by AUSA Life in which Owners or other persons entitled to vote have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all Policies participating in the same Subaccount.

  Each person having a voting interest in a Subaccount will receive proxy material, reports, and other materials relating to the appropriate Portfolio.

                               LEGAL PROCEEDINGS

  There are no legal proceedings to which the Mutual Fund Account is a party or to which the assets of the Account are subject. AUSA Life is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Mutual Fund Account.

                      STATEMENT OF ADDITIONAL INFORMATION

  A Statement of Additional Information is available (at no cost) which contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that Statement:

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
The Policy--General Provisions............................................   3
  Owner...................................................................   3
  Entire Policy...........................................................   3
  Delay of Payment and Transfers..........................................   3
  Misstatement of Age or Sex..............................................   4
  Reallocation of Annuity Purchase Values After the Annuity Commencement
    Date..................................................................   4
  Assignment..............................................................   4
  Evidence of Survival....................................................   4
  Amendments..............................................................   4
Federal Tax Matters.......................................................   5
  Tax Status of the Policy................................................   5
  Taxation of AUSA Life...................................................   6
Investment Experience.....................................................   6
State Regulation of AUSA Life.............................................  10
Records and Reports.......................................................  10
Distribution of the Policies..............................................  10
Custody of Assets.........................................................  10
Historical Performance Data...............................................  10
  Money Market Yields.....................................................  10
  Other Subaccount Yields.................................................  12
  Total Returns...........................................................  12
  Other Performance Data..................................................  13
Legal Matters.............................................................  13
Independent Auditors......................................................  13
Other Information.........................................................  14
Financial Statements......................................................  14

                      STATEMENT OF ADDITIONAL INFORMATION

                         THE ENDEAVOR VARIABLE ANNUITY

                                Issued through

                            AUSA ENDEAVOR VARIABLE
                                ANNUITY ACCOUNT

                                  Offered by
                       AUSA LIFE INSURANCE COMPANY, INC.

                               666 Fifth Avenue
                           New York, New York 10103

                               ----------------

  This Statement of Additional information expands upon subjects discussed in the current Prospectus for the Endeavor Variable Annuity (the "Policy") offered by AUSA Life Insurance Company, Inc. ("AUSA Life"). You may obtain a
copy of the Prospectus dated      by calling 1-800-525-6205, or by writing to
the Service Office, Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

  THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUSES FOR THE POLICY, ENDEAVOR SERIES TRUST AND THE GROWTH PORTFOLIO OF THE WRL SERIES FUND, INC.

Dated:

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
The Policy--General Provisions.............................................   3
  Owner....................................................................   3
  Entire Policy............................................................   3
  Delay of Payment and Transfers...........................................   3
  Misstatement of Age or Sex...............................................   4
  Reallocation of Policy Values After the Annuity Commencement Date........   4
  Assignment...............................................................   4
  Evidence of Survival.....................................................   4
  Amendments...............................................................   4
Federal Tax Matters (45)...................................................   5
  Tax Status of the Policy.................................................   5
  Taxation of AUSA Life....................................................   6
Investment Experience......................................................   6
State Regulation of AUSA Life..............................................  10
Records and Reports........................................................  10
Distribution of the Policies (51)..........................................  10
Custody of Assets..........................................................  10
Historical Performance Data (8)............................................  10
  Money Market Yields......................................................  10
  Other Subaccount Yields..................................................  12
  Total Returns............................................................  12
  Other Performance Data...................................................  13
Legal Matters..............................................................  13
Independent Auditors.......................................................  13
Other Information..........................................................  14
Financial Statements (8)...................................................  14

(Numbers in parenthesis indicate corresponding pages of the Prospectus).

  In order to supplement the description in the Prospectus, the following provides additional information about AUSA Life and the Policy which may be of interest to an Owner.

                        THE POLICY--GENERAL PROVISIONS

OWNER

  The Policy shall belong to the Policy Owner upon issuance of the Policy after completion of an application and delivery of the initial Premium Payment. While the Annuitant is living, the Owner may: (1) assign the Policy;
(2) surrender the Policy; (3) amend or modify the Policy with AUSA Life's consent; (4) receive annuity payments or name a Payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the Policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable Beneficiary.

  A Successor Owner can be named in the Policy application or in a Written Notice. The Successor Owner will become the new Owner upon the Owner's death, if the Owner predeceases the Annuitant. If no Successor Owner survives the Owner and the Owner predeceases the Annuitant, the Owner's estate will become the Owner.

  The Owner may change the ownership of the Policy in a Written Notice. When this change takes effect, all rights of ownership in the Policy will pass to the new Owner. A change of ownership may have adverse tax consequences.

  When there is a change of Owner or Successor Owner, the change will take effect as of the date the Owner signs the Written Notice, subject to any payment AUSA Life has made or action AUSA Life has taken before recording the change. Changing the Owner or naming a new Successor Owner cancels any prior choice of Successor Owner, but does not change the designation of the Beneficiary or the Annuitant.

  If ownership is transferred (except to the Owner's spouse) because the Owner dies before the Annuitant, the Cash Value generally must be distributed to the Successor Owner within five years of the Owner's death, or payments must be made for a period certain or for the Successor Owner's lifetime so long as any period certain does not exceed that Successor Owner's life expectancy, if the first payment begins within one year of the Owner's death.

ENTIRE POLICY

  The Policy and any endorsements thereon and the Policy application constitute the entire contract between AUSA Life and the Owner. All statements in the application are representations and not warranties. No statement will cause the Policy to be void or to be used in defense of a claim unless contained in the application.

DELAY OF PAYMENT AND TRANSFERS

  Payment of any amount due from the Mutual Fund Account in respect of a surrender, the Death Benefit or the death of the Owner of a Nonqualified Policy generally will occur within seven business days from the date the Written Notice (and any other required documentation or information) is received, except that AUSA Life may be permitted to defer such payment from the Mutual Fund Account if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or (3) the SEC permits a delay for the protection of Owners. In addition, transfers of amounts from the Subaccounts may be deferred under these circumstances.

  Certain delays and restrictions apply to transfers of amounts out of the Fixed Account. (See "THE ENDEAVOR ACCOUNTS--The Fixed Account," p. 35 of the Policy Prospectus.)

MISSTATEMENT OF AGE OR SEX

  If the age or sex of the Annuitant has been misstated, AUSA Life will change the annuity benefit payable to that which the Premium Payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by AUSA Life shall be paid in full with the next payment due such person or the Beneficiary. The dollar amount of any overpayment made by AUSA Life due to any misstatement shall be deducted from payments subsequently accruing to such person or Beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the Annuitant may be established at any time by the submission of proof satisfactory to AUSA Life.

REALLOCATION OF ANNUITY UNITS AFTER THE ANNUITY COMMENCEMENT DATE

  After the Annuity Commencement Date, the Policy Owner may reallocate the value of a designated number of Annuity Units of a Subaccount of the Mutual Fund Account then credited to a Policy into an equal value of Annuity Units of one or more other Subaccounts of the Mutual Fund Account. The reallocation shall be based on the relative value of the Annuity Units of the Subaccount(s) at the end of the Business Day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the Annuity Units in the Subaccount from which the transfer is being made. If the monthly income of the Annuity Units remaining in a Subaccount after a reallocation is less than $10, AUSA Life reserves the right to include the value of those Annuity Units as part of the transfer. The request must be in writing to AUSA Life's Service Office. There is no charge assessed in connection with such reallocation. AUSA Life reserves the right to limit the number of times a reallocation of Annuity Units may be made in any given Policy Year.

ASSIGNMENT

  During the lifetime of the Annuitant the Policy Owner may assign any rights or benefits provided by the Policy. An assignment will not be binding on AUSA Life until a copy has been filed at its Service Office. The rights and benefits of the Policy Owner and Beneficiary are subject to the rights of the assignee. AUSA Life assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

  Unless the Policy Owner so directs by filing written notice with AUSA Life, no Beneficiary may assign any payments under the Policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any Beneficiary's creditors.

EVIDENCE OF SURVIVAL

  AUSA Life reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until AUSA Life receives such evidence.

AMENDMENTS

  No change in the Policy is valid unless made in writing by AUSA Life and approved by one of AUSA Life's officers. No Registered Representative has authority to change or waive any provision of the Policy.

  AUSA Life reserves the right to amend the Policies to meet the requirements of the Internal Revenue Code, regulations or published rulings. An Owner can refuse such a change by giving Written Notice, but a refusal may result in adverse tax consequences.

                              FEDERAL TAX MATTERS

TAX STATUS OF THE POLICY

  Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg.
(S) 1.817-5) apply a diversification requirement to each of the Subaccounts of the Mutual Fund Account. The Mutual Fund Account, through the Underlying Funds and their Portfolios, intend to comply with the diversification requirements of the Treasury. AUSA Life has entered into agreements regarding participation in the Endeavor Series Trust and WRL Series Fund, Inc. that require the Underlying Funds and their Portfolios to be operated in compliance with the Treasury regulations.

  Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

  The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Owner of the Policy has the choice of one or more Subaccounts in which to allocate premiums and Annuity Purchase Values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Mutual Fund Account. In addition, AUSA Life does not know what standards will be set forth, in any, in the regulations or rulings which the Treasury Department has stated it expects to issue. AUSA Life therefore reserves the right to modify the Policy as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Mutual Fund Account.

  Distribution Requirements. The Code also requires that Nonqualified Policies contain specific provisions for distribution of Policy proceeds upon the death of the Owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such Policies provide that if any Owner dies on or after the Annuity Commencement Date and before the entire interest in the Policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such Owner's death. If any Owner dies before the Annuity Commencement Date, the entire interest in the Policy must generally be distributed within 5 years after such Owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such Owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the "Designated Beneficiary" as defined in Section 72(s) of the Code. However, if upon such Owner's death prior to the Annuity Commencement Date, such Owner's surviving spouse becomes the sole new Owner under the Policy, then the Policy may be continued with the surviving spouse as the new Owner. Under the Policy, the Beneficiary is the Designated Beneficiary of an Owner/Annuitant and the Successor Owner is the Designated Beneficiary of an Owner who is not the Annuitant. If any Owner is not a natural person, then for purposes of these distribution requirements, the primary Annuitant shall be treated as the Owner, and any death or change of such primary Annuitant shall be treated as the death of the Owner. The Nonqualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Policies satisfy all such Code requirements. The provisions contained in the Policies will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

TAXATION OF AUSA LIFE

  AUSA Life at present is taxed as a life insurance company under part I of Subchapter L of the Code. The Mutual Fund Account is treated as part of AUSA Life and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. AUSA Life does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Mutual Fund Account retained as part of the reserves under the Policy. Based on this expectation, it is anticipated that no charges will be made against the Mutual Fund Account for federal income taxes. If, in future years, any federal income taxes are incurred by AUSA Life with respect to the Mutual Fund Account, AUSA Life may make a charge to the Mutual Fund Account.

                             INVESTMENT EXPERIENCE

  An "Investment Experience Factor" is used to determine the value of Accumulation Units and Annuity Units, and to determine Annuity Payment rates.

ACCUMULATION UNITS

  Upon allocation to the selected Subaccount of the Mutual Fund Account, Premium Payments are converted into Accumulation Units of the Subaccount. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as next determined after the Premium Payment is received at the Service Office or, in the case of the initial Premium Payment, when the Policy application is completed, whichever is later. The value of an Accumulation Unit was arbitrarily established at $1 (except the WRL Growth Subaccount which was established at $10) at the inception of each Subaccount. Thereafter, the value of an Accumulation Unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

  An index (the "Investment Experience Factor") which measures the investment performance of a Subaccount during a Valuation Period is used to determine the value of an Accumulation Unit for the next subsequent Valuation Period. The Investment Experience Factor may be greater or less than or equal to one; therefore, the value of an Accumulation Unit may increase, decrease or remain the same from one Valuation Period to the next. The Policy Owner bears this investment risk. The Net Investment Performance of a Subaccount and deduction of certain charges affects the Accumulation Unit Value.

  The Investment Experience Factor for any Subaccount for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result, where:

    (a) is the net result of:

      (1) the net asset value per share of the shares held in the Subaccount determined at the end of the current Valuation Period, plus

      (2) The per share amount of any dividend or capital gain distribution made with respect to the shares held in the Subaccount if the ex-dividend date occurs during the current Valuation Period, plus or minus

      (3) a per share credit or charge for any taxes determined by AUSA Life to have resulted from the investment operations of the Subaccount and for which it has created a reserve;

    (b) is the net asset value per share of the shares held in the Subaccount determined as of the end of the immediately preceding Valuation Period; and

    (c) is the charge for mortality and expense risk during the Valuation Period equal on an annual basis to X percent of the daily net asset value of the Subaccount, where "X" depends on the Death Benefit Option and Policy Year, plus the .15% annual administrative charge.

             ILLUSTRATION OF ACCUMULATION UNIT VALUE CALCULATIONS

                   FORMULA AND ILLUSTRATION FOR DETERMINING
                       THE INVESTMENT EXPERIENCE FACTOR

     (ASSUMES THE RETURN OF PREMIUM DEATH BENEFIT IS STILL IN EFFECT

       AND THAT THE POLICY IS WITHIN THE FIRST SEVEN POLICY YEARS.)

Investment Experience Factor = (A + B - C) - E
                                ----------
                                    D

   Where:   The Net Asset Value of an Underlying Fund share as of the end of
      A =   the current Valuation Period.
            Assume......................................... A = $11.57

      B = The per share amount of any dividend or capital gains distribution since the end of the immediately preceding Valuation Period.
            Assume.............................................. B = 0

      C = The per share charge or credit for any taxes reserved for at the end of the current Valuation Period.
            Assume.............................................. C = 0

      D = The Net Asset Value of an Underlying Fund share at the end of the immediately preceding Valuation Period.
            Assume......................................... D = $11.40

      E = The daily deduction for Mortality and Expense Risk Fees and Administrative Charges, which totals 1.40% on an annual basis.
            On a daily basis.............................= .0000380909

Then, the Investment Experience Factor = (11.57 + 0 - 0) - .0000380909 = Z
                                          -------------
                                               11.40

                                       = 1.0148741898

FORMULA AND ILLUSTRATION FOR DETERMINING ACCUMULATION UNIT VALUE

Accumulation Unit Value = A x B

   Where:   The Accumulation Unit Value for the immediately preceding
      A =   Valuation Period.
            Assume...............................................= $ X

      B =   The Net Investment Factor for the current Valuation Period.
            Assume.................................................= Y

Then, the Accumulation Unit Value = $ X x Y = $ Z

ANNUITY UNIT VALUE AND ANNUITY PAYMENT RATES

  The amount of Variable Annuity Payments will vary with Annuity Unit Values. Annuity Unit Values rise if the net investment performance of the Subaccount exceeds the Assumed Investment Return of 5% annually. Conversely, Annuity Unit Values fall if the net investment performance of the Subaccount is less than the Assumed Investment Return. The value of a Variable Annuity Unit in each Subaccount was established at $1.00 on the date operations began for that Subaccount. The value of a Variable Annuity Unit on any subsequent Business Day is equal to (a) multiplied by (b) multiplied by (c), where:

    (a) is the variable Annuity Unit Value on the immediately preceding Business Day;

    (b) is the net investment factor of the valuation period; and

    (c) is the investment result adjustment factor for the valuation period.

  The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual Assumed Investment Return. The valuation period is the period from the close of the immediately preceding Business Day to the close of the current Business Day.

  The net investment factor for the Policy used to calculate the value of a variable Annuity Unit in each Subaccount for the valuation period is determined by dividing (i) by (ii), and subtracting (iii) from the result, where:

    (i) is the result of:

      (1) the net asset value of a fund share held in the Mutual Fund Account for that Subaccount determined at the end of the current valuation period; plus

      (2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in the Mutual Fund Account for that Subaccount if the ex-dividend date occurs during the valuation period.

    (ii) is the net asset value of a fund share held in the Mutual Fund Account for that Subaccount determined as of the end of the immediately preceding valuation period.

    (iii) is a factor representing the Mortality and Expense Risk Fee and Administrative Charge. Assume this factor is currently equal, on an annual basis, to 1.40% of the daily net asset value of a fund share held in the Mutual Fund Account for that Subaccount.


  The dollar amount of subsequent Variable Annuity Payments will depend upon changes in applicable Annuity Unit Values.

  The annuity payment rates vary according to the Annuity Option elected and the sex and adjusted age of the Annuitant at the Annuity Commencement Date. The Policy also contains a table for determining the adjusted age of the Annuitant.

              ILLUSTRATION OF CALCULATIONS FOR ANNUITY UNIT VALUE
                         AND VARIABLE ANNUITY PAYMENTS

FORMULA AND ILLUSTRATION FOR DETERMINING ANNUITY UNIT VALUE

Annuity Unit Value = A x B x C

   Where:   Annuity Unit Value for the immediately preceding Valuation Period.
      A =   Assume...............................................= $ X

      B = Investment Experience Factor for the Valuation Period for which the Annuity Unit value is being calculated.
            Assume.................................................= Y

      C = A factor to neutralize the Assumed Investment Return of 5% built into the Annuity Tables used.
            Assume.................................................= Z

Then, the Annuity Unit Value is:
            $ X x Y x Z = $ Q

                FORMULA AND ILLUSTRATION FOR DETERMINING AMOUNT
                   OF FIRST MONTHLY VARIABLE ANNUITY PAYMENT

First Monthly Variable Annuity Payment =   A   x B
                                         ------
                                         $1,000

   Where:   The Annuity Purchase Value as of the Annuity Commencement Date.
      A =   Assume...............................................= $ X

      B = The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the Annuitant according to the tables contained in the Policy.
            Assume...............................................= $ Y

Then, the first Monthly Variable Annuity
    Payment = $   X    x $ Y = $ Z
               -------
                1,000

        FORMULA AND ILLUSTRATION FOR DETERMINING THE NUMBER OF ANNUITY
          UNITS REPRESENTED BY EACH MONTHLY VARIABLE ANNUITY PAYMENT

Number of Annuity Units =  A
                          ---
                           B

   Where:   The dollar amount of the first monthly Variable Annuity Payment.
      A =   Assume...............................................= $ X

      B = The Annuity Unit Value for the Valuation Date on which the first monthly payment is due.
            Assume...............................................= $ Y

Then, the number of Annuity Units = $ X = Z
                                   ----
                                    $ Y

                         STATE REGULATION OF AUSA LIFE

  AUSA Life is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of AUSA Life for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine AUSA Life's contract liabilities and reserves so that the Department may determine the items are correct. AUSA Life's books and accounts are subject to review by the Department of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, AUSA Life is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                              RECORDS AND REPORTS

  All records and accounts relating to the Mutual Fund Account will be maintained by AUSA Life. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, AUSA Life will mail to all Policy Owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                         DISTRIBUTION OF THE POLICIES

  The Policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the Policies is continuous and AUSA Life does not anticipate discontinuing the offering of the Policies. However, AUSA Life reserves the right to discontinue the offering of the Policies.

  AEGON USA Securities, Inc., an affiliate of AUSA Life, is the principal underwriter of the Policies. AEGON USA Securities, Inc. has entered into agreements with broker-dealers for the distribution of the Policies. During 1996, the amount paid to AEGON USA Securities, Inc. and/or broker-dealers for their services was $1,115.508. Amount paid for these services in 1995 were $397,382. No fees had been paid to AEGON USA Securities, Inc. and/or the broker/dealers for their services during 1994 or prior years.

                               CUSTODY OF ASSETS

  The assets of each of the Subaccounts of the Mutual Fund Account are held by AUSA Life. The assets of each of the Subaccounts of the Mutual Fund Account are segregated and held separate and apart from the assets of the other Subaccounts and from AUSA Life's general account assets. AUSA Life maintains records of all purchases and redemptions of shares of the Underlying Funds held by each of the Subaccounts. Additional protection for the assets of the Mutual Fund Account is afforded by AUSA Life's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of AUSA Life.

                          HISTORICAL PERFORMANCE DATA

MONEY MARKET YIELDS

  AUSA Life may from time to time disclose the current annualized yield of the TCW Money Market Subaccount, which invests in the TCW Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the TCW Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account; having a balance of 1 unit of the TCW Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the Portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a Policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the Administrative Charges; and (ii) the Mortality and Expense Risk Charge. Current Yield will be calculated according to the following formula:

                   Current Yield = ((NCS - ES)/UV)* (365/7)

Where:
NCS= The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

ES=  Per unit expenses of the Subaccount for the 7-day period.

UV=  The unit value on the first day of the 7-day period.

  Because of the charges and deductions imposed under a Policy, the yield for the TCW Money Market Subaccount will be lower than the yield for the TCW Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or Contingent Deferred Sales Charges that may be applicable to a particular Policy. Contingent Deferred Sales Charges range from 7% to 0% of the amount of premium withdrawn based on the Policy Year since payment of the premium.

  AUSA Life may also disclose the effective yield of the TCW Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

          Effective Yield = (1 + ((NCS - ES)/UV))/3//6//5///7/ - 1

Where:
NCS= The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

ES=  Per unit expenses of the Subaccount for the 7-day period.

UV=  The unit value on the first day of the 7-day period.

  The yield on amounts held in the TCW Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The TCW Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the TCW Money Market Portfolio, the types and quality of portfolio securities held by the TCW Money Market Portfolio and its operating expenses. For the seven days ended December

31, 1996, the yield of the TCW Money Market Subaccount was %, and the effective yield was %.

OTHER SUBACCOUNT YIELDS

  AUSA Life may from time to time advertise or disclose the current annualized yield of one or more of the Subaccounts of the Mutual Fund Account (except the TCW Money Market Subaccount) for 30-day periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the Subaccount less Subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the Subaccount include (i) the Administrative Charge and (ii) the Mortality and Expense Risk Charge. The 30-day yield is calculated according to the following formula:

               Yield = 2 x ((((NI - ES)/(U X UV)) + 1)/6/ - 1)

Where:
NI= Net investment income of the Subaccount for the 30-day period attributable to the Subaccount's unit.

ES=  Expenses of the Subaccount for the 30-day period.

U=   The average number of units outstanding.

UV= The unit value at the close (highest) of the last day in the 30-day period.

  Because of the charges and deductions imposed by the Mutual Fund Account, the yield for a Subaccount of the Mutual Fund Account will be lower than the yield for its corresponding Portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular Policy. Contingent Deferred Sales Charges range from 7% to 0% of the amount of the Excess Premium Withdrawal based on the number of years since payment of the premium.

  The yield on amounts held in the Subaccounts of the Mutual Fund Account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield is affected by the types and quality of its investments and its operating expenses.

TOTAL RETURNS

  AUSA Life may from time to time also advertise or disclose total returns for one or more of the Subaccounts of the Mutual Fund Account for various periods of time. One of the periods of time will include the period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

  Total returns will be calculated using Subaccount Unit Values which AUSA Life calculates on each Business Day based on the performance of the Subaccount's underlying Portfolio, and the deductions for the Mortality and Expense Risk Fee and the Administrative Charges. Total return calculations will reflect the effect of Contingent Deferred Sales Charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                                P(1 + T)n = ERV

Where:
T=   The average annual total return net of Subaccount recurring charges.

ERV= The ending redeemable value of the hypothetical account at the end of the period.

P=   A hypothetical initial payment of $1,000.

N=   The number of years in the period.

OTHER PERFORMANCE DATA

  AUSA Life may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the Contingent Deferred Sales Charge percentage will be assumed to be 0%.

  AUSA Life may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the Contingent Deferred Sales Charge percentage will be 0%.

                              CTR = (ERV/P) - 1

Where:
CTR= The cumulative total return net of Subaccount recurring charges for the period.

ERV= The ending redeemable value of the hypothetical investment at the end of the period.

P=   A hypothetical initial payment of $1,000.

  All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required period, is also disclosed.

                                 LEGAL MATTERS

  Legal advice relating to certain matters under the federal securities laws applicable to the issue and sale of the Policies has been provided to AUSA Life by Sutherland, Asbill & Brennan, L.L.P., of Washington D.C.

                             INDEPENDENT AUDITORS

  The Financial Statements of AUSA Life, at December 31, 1996 and 1995, and for each of the three years in the period ended December 31, 1996, and the Financial Statements of the AUSA Endeavor Variable Annuity Account at December 31, 1996, and for each of the two years in the period then ended, included in this Statement of Additional Information have been audited by

Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa, 50309-2764.

                               OTHER INFORMATION

  A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained in the Prospectus and this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS

  The values of the interest of Policy Owners in the Mutual Fund Account will be affected solely by the investment results of the selected Subaccount(s). Financial statements for the AUSA Endeavor Variable Annuity Account are contained herein. The Financial Statements of AUSA Life, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of AUSA Life to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Mutual Fund Account.

PART C      OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

        (a) Financial Statements

            All required financial statements are included in Part B of this Registration Statement.

        (b) Exhibits:

            (1)  (a)         Resolution of the Board of Directors of
                             AUSA Life Insurance Company, Inc. authorizing establishment of the Mutual Fund Account.
                             Note 2.

            (2)              Not Applicable.

            (3)  (a)         Principal Underwriting Agreement by and between
                             AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Mutual Fund
                             Account, and AEGON USA Securities, Inc.
                             Note 1.

                 (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AEGON USA Securities, Inc. and the Broker/Dealer. Note 5.

            (4)  (a)         Form of Policy for the Endeavor Variable
                             Annuity.  Note 2.


                 (b)         Form of Policy Endorsement. (Dollar Cost Averaging)
                             Note 4.


                 (c) Form of Policy Endorsement. (Annuity Commencement Date, Service Charge) Note 4.

                 (d)         Form of Policy for the Endeavor Variable Annuity.
                             Note 5.

            (5)  (a)         Form of Application for the Endeavor Variable
                             Annuity.  Note 2.


                 (b) Form of Application for the Endeavor Variable Annuity. Note 4.

                 (c) Form of Application for the Endeavor Variable Annuity. Note 5.

            (6)  (a)         Articles of Incorporation of AUSA
                             Life Insurance Company, Inc.  Note 1.

                 (b)         ByLaws of AUSA Life
                             Insurance Company, Inc.  Note 1.

            (7)              Not Applicable.

            (8)  (a)         Participation Agreement by and between
                             AUSA Life Insurance Company, Inc.
                             and Endeavor Series Trust and Addendum thereto
                             Note 2.

                 (b) Participation Agreement with WRL Series Fund, Inc. and Addendum thereto. Note 2.

                 (c) Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 4.

                 (d) Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 5.

            (9)  (a)         Opinion and Consent of Counsel.  Note 2.

                     (b)     Consent of Counsel.  Note 2.


                (10) (a)     Consent of Independent Auditors.  Note 6.


                     (b)     Opinion and consent of Actuary Note 5.

                (11)         Not Applicable.

                (12)         Not Applicable.

                (13)         Performance Data Calculations.  Note 2.


                (14) Powers of Attorney. Note 2. (C.H. Verhagen, L.G. Brown, W.L. Busler, J.R. Dykhouse, S.E. Frushtick, C.T. Hanson, B.L. Jenkins, V.F. Mihaic, P.P. Post, T.A. Schlossberg, E.K. Warren, R.J. Kontz) Note 3. (William Brown, Jr., Colette Vargas), (Brenda K. Clancy) Note 4.

           Note 1. Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-83560) on September 1, 1994.

           Note 2. Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-83560) on December 21, 1994.


           Note 3. Filed with Post-Effective Amendment No.3 to Form N-4 Registration Statement (File No. 33-83560) on April 24, 1996.


           Note 4. Filed with Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 33-83560) on April 30, 1997.


           Note 5.   Filed Herewith.


           Note 6.   To be filed by a future Amendment.


Item 25.        Directors and Officers of the Depositor

                                                     Principal
Positions
Name and                                     and Offices with
Business Address                                Depositor
----------------                                ---------
        Larry G. Brown                     Director,
        4333 Edgewood Road, N.E.           Chairman of the Board
        Cedar Rapids, IA 52499             and Secretary

        Tom A. Schlossberg                 Director and President
        4 Manhattanville Road
        Purchase, NY 10577

        Craig D. Vermie                    Vice President
        4333 Edgewood Road, N.E.
        Cedar Rapids, IA 52499

        Patrick S. Baird                   Vice President and
        4333 Edgewood Road, N.E.           Chief Financial Officer
        Cedar Rapids, IA 52499 Officer

        Douglas C. Kolsrud                 Director and
        4333 Edgewood Road, N.E.           Chief Actuary
        Cedar Rapids, IA 52499

        Robert J. Kontz                    Controller
        4333 Edgewood Road, N.E.
        Cedar Rapids, IA 52499

        Brenda K. Clancy                   Treasurer
        4333 Edgewood Road, N.E.
        Cedar Rapids, IA 52499


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


                                                    -------------------------
                                                         VERENIGING AEGON
                                                      NETHERLANDS MEMBERSHIP
                                                            ASSOCIATION
                                                    -------------------------

                                                                       53.63%
                                                    -------------------------
                                                            AEGON N.V.
                                                      NETHERLANDS CORPORATION
                                                    -------------------------
                                    100%                         100%                         100%                             100%
               -------------------------    -------------------------    -------------------------    -----------------------------
                  AEGON Nederland N.V.       AEGON INTERNATIONAL N.V.     AEGON NEVAK HOLDING B.V.    GRONINGER FINANCIERINGEN B.V.
                Netherlands Corporation      Netherlands Corporation      Netherlands Corporation        Netherlands Corporation
               -------------------------    -------------------------    -------------------------    -----------------------------

                                            DE
                                            -------------------------
                                                   VOTING TRUST
                                              Trustees: K.J. Storm
                                                Donald J. Sheperd
                                                  H.B. Van Wijk
                                                  Dennis Hersch
                                            -------------------------

                                            DE                   100%
                                            -------------------------
                                               AEGON U.S. HOLDING
                                                  CORPORATION
                                            -------------------------

                                            IA                100%(1)
                                            -------------------------
                                                 AEGON USA, INC.
                                            -------------------------

             MD                       100%            MD                       100%
             -----------------------------            -----------------------------
                   FIRST AUSA LIFE                            AUSA HOLDING
                  INSURANCE COMPANY                             COMPANY
             -----------------------------            -----------------------------

NJ                       100%     NY                     100%     MD                     100%
-----------------------------     ---------------------------     ---------------------------
        SHORT HILLS                   AUSA LIFE INSURANCE                MONUMENTAL LIFE
     MANAGEMENT COMPANY                   COMPANY, INC.                 INSURANCE COMPANY
-----------------------------     ---------------------------     ---------------------------

NY                       100%     IA                     100%     MD                     100%
-----------------------------     ---------------------------     ---------------------------
      CORPA REINSURANCE                 LIFE INVESTORS                 MONUMENTAL GENERAL
          COMPANY                     INSURANCE COMPANY                 CASUALTY COMPANY
-----------------------------            OF AMERICA               ---------------------------
                                  ---------------------------
IN                       100%                                     MD                     100%
-----------------------------     IA                     100%     ---------------------------
      AEGON MANAGEMENT            ---------------------------          UNITED FINANCIAL
          COMPANY                     BANKERS UNITED LIFE               SERVICES, INC.
-----------------------------          ASSURANCE COMPANY          ---------------------------
                                  ---------------------------
DE                    100%(8)                                     AZ                      (8)
-----------------------------     IA                     100%     ---------------------------
     RCC NORTH AMERICA            ---------------------------       BANKERS FINANCIAL LIFE
          INC.                             PFL LIFE                   INSURANCE COMPANY
-----------------------------          INSURANCE COMPANY          ---------------------------
                                  ---------------------------
                                                                  IA                     100%
                                  AZ   100% Voting Common (2)     ---------------------------
                                  ---------------------------            THE WHITESTONE
                                     SOUTHWEST EQUITY LIFE                 CORPORATION
                                       INSURANCE COMPANY          ---------------------------
                                  ---------------------------
                                                                  IA                     100%
                                  AZ       100% Voting Common     ---------------------------
                                  ---------------------------         CADET HOLDING CORP.
                                      IOWA FIDELITY LIFE          ---------------------------
                                      INSURANCE COMPANY
                                  ---------------------------

                                  OH                     100%
                                  ---------------------------
                                      WESTERN RESERVE LIFE
                                     ASSURANCE CO. OF OHIO
                                  ---------------------------
                        (3)

                                       MD
                                       ----------------------
                                          WRL SERIES FUND
                                               INC.
                                       ----------------------

                                       FL
                                       ----------------------
                                           WRL INVESTMENT
                                           SERVICES, INC.
                                       ----------------------

                                       FL
                                       ----------------------
                                           WRL INVESTMENT
                                          MANAGEMENT, INC.
                                       ----------------------


                                              MD                100%
                                              ----------------------
                                                   AUSA HOLDING
                                                     COMPANY
                                              ----------------------

                          MD                       100%     IA                     100%     DE                     100%
                          -----------------------------     ---------------------------     ---------------------------
                               MONUMENTAL GENERAL                  AUSA FINANCIAL              DIVERSIFIED INVESTMENT
                              INSURANCE GROUP, INC.                MARKETS, INC.                   ADVISORS, INC.
                          -----------------------------     ---------------------------     ---------------------------

                          MD                       100%     IA                     100%     DE                     100%
                          -----------------------------     ---------------------------     ---------------------------
                               MONUMENTAL GENERAL                UNIVERSAL BENEFITS            DIVERSIFIED INVESTORS
                              ADMINISTRATORS, INC.                   CORPORATION                  SECURITIES CORP.
                          -----------------------------     ---------------------------     ---------------------------

                          MD                       100%     IA                     100%     IA                     100%
                          -----------------------------     ---------------------------     ---------------------------
                              EXECUTIVE MANAGEMENT              INVESTORS WARRANTY                   AEGON USA
                                 AND CONSULTANT                  OF AMERICA, INC.                 SECURITIES, INC.
                                 SERVICES, INC.             ---------------------------     ---------------------------
                          -----------------------------                                  (3)
                                                            IA                     100%     MD
                          MD                       100%     ---------------------------     ---------------------------
                          -----------------------------       MASSACHUSETTS FIDELITY             AEGON USA MANAGED
                                MONUMENTAL GENERAL                 TRUST COMPANY                  PORTFOLIOS, INC.
                               MASS MARKETING, INC.         ---------------------------     ---------------------------
                          -----------------------------
                                                            DE                     100%     IA                     100%
                                                            ---------------------------     ---------------------------
                                                                MONEY SERVICES, INC.             AMERICAN FORUM FOR
                                                            ---------------------------          FISCAL FITNESS, INC.
                                                                                            ---------------------------
                                                            CA                     100%
                                                            ---------------------------     TN                     100%
                                                                ZAHORIK COMPANY, INC.       ---------------------------
                                                            ---------------------------             SUPPLEMENTAL
                                                                                                      INSURANCE
                                                                 AL                100%             DIVISION, INC.
                                                                 ----------------------     ---------------------------
                                                                        ZCI, INC.
                                                                 ----------------------     MI                     100%
                                                                                            ---------------------------
                          DE                       100%     MN                     100%          CREDITOR RESOURCES,
                    (3)   -----------------------------     ---------------------------                 INC.
                                INTERSECURITIES,                 AUSA INSTITUTIONAL         ---------------------------
                                      INC.                      MARKETING GROUP, INC.
                          -----------------------------     ---------------------------     CN                     100%
                                                                                            ---------------------------
      MA                  CA                    100%(8)     MN                     100%             CRC CREDITOR
      ---------------     -----------------------------     ---------------------------          RESOURCES CANADIAN
        INDEX FUND                ISI INSURANCE                AEGON ASSET MANAGEMENT           DEALER NETWORK, INC.
      ---------------           AGENCY, INC. AND                   SERVICES, INC.           ---------------------------
                                ITS SUBSIDIARIES            ---------------------------
                          -----------------------------                                     IA                     100%
      MA                                                                                    ---------------------------
      ---------------     MI                       100%                                         AEGON USA INVESTMENT
          IDEX II         -----------------------------                                           MANAGEMENT, INC.
        SERIES FUND            ASSOCIATED MARINER                                           ---------------------------
      ---------------         FINANCIAL GROUP, INC.
                          -----------------------------                                     IA                 100%(12)
      MA                                                                                    ---------------------------
      ---------------     MI                       100%                                           AEGON USA REALTY      (3)
        INDEX FUND 3      -----------------------------                                            ADVISORS, INC.
      ---------------           MARINER FINANCIAL                                           ---------------------------
                                 SERVICES, INC.
                          -----------------------------                                     DE                     100%
                                                                                            ---------------------------
                          MI                       100%                                               QUANTRA
                          -----------------------------                                             CORPORATION
                                 MARINER PLANNING                                           ---------------------------
                                    CORPORATION
                          -----------------------------                                     DE                     100%
                                                                                            ---------------------------
                          MI                   100%(10)                                           QUANTRA SOFTWARE
                          -----------------------------                                              CORPORATION
                               ASSOCIATED MARINER                                           ---------------------------
                              AGENCY, INC. AND ITS
                                  SUBSIDIARIES                                              IA                     100%
                          -----------------------------                                     ---------------------------
                                                                                                  LANDAUER REALTY
                          MI                       100%                                            ADVISORS, INC.
                          -----------------------------                                     ---------------------------
                                MARINER MORTGAGE
                                      CORP.                                                 IA                     100%
                          -----------------------------                                     ---------------------------
                                                                                                      LANDAUER
                          FL                       100%                                            ASSOCIATES, INC.
                          -----------------------------                                     ---------------------------
                                 IDEX INVESTOR
                                 SERVICES, INC.                                             IA                     100%
                          -----------------------------                                     ---------------------------
                                                                                                  AEGON USA REALTY
                          DE                     50%(7)                                           MANAGEMENT, INC.
                          -----------------------------                                     ---------------------------
                                 IDEX MANAGEMENT,
                                      INC.                                                  IA                 100%(11)
                          -----------------------------                                     ---------------------------
                                                                                                 REALTY INFORMATION
                                                                                                    SYSTEMS, INC.
                                                                                            ---------------------------

                                                                                            IA                      (4)
                                                                                            ---------------------------
                                                                                                  USP REAL ESTATE
                                                                                                 INVESTMENT TRUST
                                                                                            ---------------------------

                                                                                            IA                      (5)
                                                                                            ---------------------------
                                                                                                 CEDAR INCOME FUND
                                                                                                       LTD.
                                                                                            ---------------------------


See Footnotes Page 2
Effective May 1, 1997

Page 2

Footnotes

(1) 150,000 shares of Class B Non-Voting Common Stock owned by Ennia Reinsurance Antilles N.V.

(2) Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote.

(3) Denotes relationships as advisor, administrator, sponsor, underwriter or general partner.

(4) First AUSA Life Insurance Company owns 12.89%. PFL Life Insurance Company owns 13.11%. Bankers United Life Assurance Company owns 4.86%.

(5) PFL Life Insurance Company owns 16.73%. Bankers United Life Assurance Company owns 3.77%. Life Investors Insurance Company of America owns 3.38%. AEGON USA Realty Advisors, Inc. owns 1.97%. First AUSA Life Insurance Company owns .18%.

(6) Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.

(7) 50% of Idex Management, Inc. is owned by Janus Capital Corporation, a Colorado corporation.

(8) RCC Group: FGH Realty Credit Corp., FGH USA, Inc., RCC North America, Inc., FGH USA Realty, Inc., FGH Eastern Region, Inc., FGH Appraisal Services, Inc., FGH Western Region, Inc., ALH Properties, Inc., First FGP, Inc., Second FGP, Inc., Third FGP, Inc., Fourth FGP, Inc., Fifth FGP, Inc., Sixth FGP, Inc., Seventh FGP, Inc., FGP Midwood, Inc., FGP Parsippany, Inc., ALH Properties Two, Inc., ALH Properties Three, Inc., ALH Properties Four, Inc., ALH Properties Five, Inc., ALH Properties Six, Inc., ALH Properties Seven, Inc., ALH Properties Eight, Inc., ALH Properties Nine, Inc., ALH Properties Ten, Inc., ALH Properties Eleven, Inc., ALH Properties Twelve, Inc., ALH Properties Thirteen, Inc., ALH Properties Fourteen, Inc., ALH Properties Fifteen, Inc., ALH Properties Sixteen, Inc., ALH Properties Seventeen, Inc., FGP Keene, Inc., FGP Broadway, Inc., FGP West Street, Inc., FGP West Street Two, Inc., FGP 90 West Street, Inc., FGP Branford, Inc., FGP Franklin, Inc., FGP Bala, Inc., FGP Twenty-One, Inc., FGP Twenty-Two, Inc., FGP Twenty-Five, Inc., FGP Schenectady, Inc., FGP Country Estates, Inc., FGP Eleventh Street, Inc., FGP 109th Street, Inc., FGP Seventy-Second Street, Inc., FGP Gaithersburg, Inc., FGP West 32nd Street, Inc., FGP Beekman, Inc., Dutch Hotel Management, Inc., FGP Landmark, Inc., FGP Islandia, Inc., FGP Bridgeport, Inc., FGP Varick, Inc., The RCC Group, Inc., FGP Union Gardens, Inc., FGP Burkewood, Inc., FGP Stamford, Inc., FGP Meadow Lane, Inc., FGP Main Street, Inc., FGP Property Services, Inc., FGP Merrick, Inc., FGP West 14th Street, Inc., FGP 106 Fulton, Inc., FGP Bush Terminal, Inc., FGP Northern Boulevard, Inc., FGP Seventh Avenue, Inc., FGP Parsons, Inc., FGP City Hall, Inc., FGP West 88th Street, Inc., FGP Lincoln, Inc., FGP Emerson, Inc., FGP Brooke, Inc., FGP 86th Street, Inc., FGP Edison, Inc., FGP Rider Avenue, Inc., FGP Remsen, Inc., FGP Rockbeach, Inc., FGP Carter Drive, Inc., FGP Centereach, Inc., FGP Colonial Plaza, Inc., FGP Coram, Inc., FGP Herald Center, Inc., Eighty Six Yorkville, Inc.

(9) Subsidiaries of ISI Insurance Agency, Inc. are: ISI Insurance Agency of Ohio, Inc., ISI Insurance Agency of Massachusetts, Inc., and ISI Insurance Agency of Texas, Inc.

(10) Subsidiaries of Associated Mariner Agency, Inc. are Associated Mariner Agency of Hawaii, Inc., Associated Mariner Insurance Agency of Massachusetts, Inc., Associated Mariner Agency Ohio, Inc., Associated Mariner Agency Texas, Inc., and Associated Mariner Agency New Mexico, Inc.

(11) Owns 50% interest in DJA Partners (a.k.a. "Teleres"), a Delaware general partnership. Also owns 10% interest in Datalytics, Inc., an Ohio corporation.

(12) Owns 49% of Quantra Consulting, Inc., a Delaware corporation.

*Includes qualifying shares for Directors.

                               Percent of
Jurisdiction of                 Voting
Name                          Incorporation   Securities Owned          Business
----                          -------------   ----------------          --------

AEGON USA, Inc.              Iowa             100% AEGON U.S.           Holding company
                                              Holding Corporation

AUSA Holding Company         Maryland         100% AEGON USA,           Holding company
                                              Inc.

Monumental General           Maryland         100% AUSA Holding Co.     Holding company
Insurance Group, Inc.


Monumental General           Maryland         100% Monumental General   Provides management srvcs.
Administrators, Inc.                          Insurance Group Inc.      to unaffiliated third party
                                                                        administrator


Executive Management and     Maryland         100% Monumental General   Provides actuarial consulting
Consultant Services, Inc.                     Administrators, Inc.      services


Monumental General Mass      Maryland         100% Monumental General   Marketing arm for sale of
Marketing, Inc.                               Insurance Group, Inc.     mass marketed insurance
                                                                        coverages

Diversified Investment       Delaware         100% AUSA Holding Co.     Registered investment advisor
Advisors, Inc.


Diversified Investors        Delaware         100% Diversified
Securities Corp.                              Investment Advsiors, Inc. Broker-Dealer


AEGON USA Securities, Inc.   Iowa             100% AUSA Holding Co.     Broker-Dealer


American Forum For Fiscal    Iowa             100% AUSA Holding Co.     Marketing
Fitness, Inc.


Supplemental Ins.            Tennessee         100% AUSA Holding Co.    Insurance
Division, Inc.


Creditor Resources, Inc.     Michigan          100% AUSA Holding Co.    Credit insurance

CRC Creditor Resources       Canada            100% Creditor Resources, Insurance agency
Canadian Dealer Network Inc.                   Inc


AEGON USA Investment         Iowa              100% AUSA Holding Co.    Investment advisor
Management, Inc.


AEGON USA Realty             Iowa              100% AUSA Holding Co.    Provides real estate
Advisors, Inc.                                                          administrative and real
                                                                        estate investment services


Quantra Corporation          Delaware          100% AEGON USA Realty    Real estate and financial
                                               Advisors, Inc.           software production and sales


Quantra Software             Delaware          100% Quantra             Manufacture and sell
Corporation                                    Corporation              mortgage loan and security
                                                                        management software

Landauer Realty Advisors,    Iowa             100% AEGON USA Realty     Real estate counseling
Inc.                                          Advisors, Inc.

Landauer Associates, Inc.    Delaware         100% AEGON USA Realty     Real estate counseling
                                              Advisors, Inc.

Realty Information           Iowa             100% AEGON USA Realty     Information Systems for
Systems, Inc.                                 Advisors, Inc.            real estate investment
                                                                        management

AEGON USA Realty             Iowa             100% AEGON USA            Real estate management
Management, Inc                               Realty Advisors, Inc.

USP Real Estate Investment   Iowa             21.89% First AUSA Life    Real estate investment trust
Trust                                         Ins. Co.
                                              13.11% PFL Life Ins. Co.
                                              4.86% Bankers United Life
                                              Assurance Co.

Cedar Income Fund, Ltd.      Iowa             16.73% PFL Life           Real estate investment trust
                                              Ins. Co.
                                              3.77% Bankers United
                                              Life Assurance Company
                                              3.38% Life Investors
                                              Co. of America
                                              1.97% AEGON USA
                                              Realty Advisors, Inc.
                                              .18% First AUSA
                                              Life Ins. Co.

AUSA Financial Markets,      Iowa             100% AUSA Holding Co.     Marketing
Inc.

Universal Benefits           Iowa             100% AUSA Holding Co.     Third party administrator
Corporation

Investors Warranty of        Iowa             100% AUSA Holding Co.     Provider of automobile
America, Inc.                                                           extended maintenance
                                                                        contracts

Massachusetts Fidelity       Iowa             100% AUSA Holding Co.     Trust company
Trust Co.

Money Services, Inc.         Delaware         100% AUSA Holding Co.     Provides financial counseling
                                                                        for employees and agents of
                                                                        affiliated companies

Zahorik Company, Inc.        California       100% AUSA Holding Co.     Broker-Dealer

ZCI, Inc.                    Alabama          100% Zahorik Company,     Insurance agency
                                              Inc.


AUSA Institutional           Minnesota        100% AUSA Holding Co.     Insurance agency
Marketing Group, Inc.

AEGON Asset Management       Delaware         100% AUSA Holding Co.     Registered investment advisor
Services, Inc.

Intersecurities, Inc.        Delaware         100% AUSA Holding Co.     Broker-Dealer

ISI Insurance Agency, Inc.   California       100% Intersecurities,     Insurance agency
                                              Inc.

ISI Insurance Agency         Ohio             100% ISI Insurance        Insurance agency
of Ohio, Inc.                                 Agency, Inc.

ISI Insurance Agency         Texas            100% ISI Insurance        Insurance agency
of Texas, Inc.                                Agency, Inc.

ISI Insurance Agency         Massachusetts    100% ISI Insurance        Insurance agency
of Massachusetts, Inc.                        Agency  Inc.

Associated Mariner           Michigan         100% Intersecurities,     Holding co./management
Financial Group, Inc. -                       Inc.                      services
Holding company

Mariner Financial            Michigan         100% Associated           Broker/Dealer
Services, Inc.                                Mariner Financial
                                              Group, Inc.

Mariner Planning             Michigan         100% Mariner Financial    Financial planning
Corporation                                   Services, Inc.

Associated Mariner           Michigan         100% Associated           Insurance agency
Agency, Inc.                                  Mariner Financial Group,
                                              Inc.

Mariner Agency of Hawaii,    Hawaii           100% Associated           Insurance agency
Inc.                                          Mariner Agency, Inc.

Associated Mariner Ins.      Massachusetts    100% Associated           Insurance agency
Agency of Massachusetts,                      Mariner Agency, Inc.
Inc.

Associated Mariner Agency    Ohio             100% Associated           Insurance agency
Ohio, Inc.                                    Mariner Agency, Inc.

Associated Mariner Agency    Texas            100% Associated           Insurance agency
Texas, Inc.                                   Mariner Agency, Inc.

Associated Mariner Agency    New Mexico       100% Associated           Insurance agency
New Mexico, Inc.                              Mariner Agency, Inc.

Mariner Mortgage Corp.       Michigan         100% Associated           Mortgage origination
                                              Mariner Financial Group,
                                              Inc.

Idex Investor Services,      Florida          100% AUSA Holding Co.     Shareholder services
Inc.

Idex Management, Inc.        Delaware         50% AUSA Holding Co.      Investment advisor
                                              50% Janus Capital Corp.

IDEX II Series Fund          Massachusetts    Various                   Mutual fund

IDEX Fund                    Massachusetts    Various                   Mutual fund

IDEX Fund 3                  Massachusetts    Various                   Mutual fund

First AUSA Life Insurance    Maryland         100% AEGON USA, Inc.      Insurance holding company
Co.

AUSA Life Insurance Co.      New York         100% First AUSA Life      Insurance
Inc.                                          Insurance Company

Life Investors Insurance     Iowa             100% First AUSA Life      Insurance
Company of America                            Ins. Co.


Bankers United Life          Iowa             100% Life Investors Ins.  Insurance
Assurance Company                             Company of America

PFL Life Insurance Company   Iowa             100% First AUSA Life Ins. Insurance
                                              Co.

Southwest Equity Life Ins.   Arizona          100% of Common Voting     Insurance
Co.                                           Stock First AUSA Life
                                              Ins. Co.

Iowa Fidelity Life           Arizona          100% of Common Voting     Insurance
Insurance Co.                                 Stock First AUSA Life
                                              Ins. Co.

Western Reserve Life         Ohio             100% First AUSA Life      Insurance
Assurance Co. of Ohio                         Ins. Co.

WRL Series Fund, Inc.        Maryland         Various                   Mutual fund

WRL Investment Services,     Florida          100% Western Reserve      Provides administration for
Inc.                                          Life Assurance Co. of     affiliated mutual fund
                                              Ohio

WRL Investment               Florida          100% Western Reserve      Registered investment advisor
Management, Inc.                              Life Assurance Co. of
                                              Ohio

Monumental Life Insurance    Maryland         100% First AUSA Life      Insurance
Co.                                           Ins. Co.

Monumental General           Maryland         100% Monumental Life      Insurance
Casualty Co.                                  Ins. Co.

United Financial Services,   Maryland         100% Monumental Life      General agency
Inc.                                          Ins. Co.

Bankers Financial Life       Arizona          100% Monumental Life      Insurance
Ins. Co.                                      Insurance Company

The Whitestone Corporation   Maryland         100% Monumental Life      Insurance agency
                                              Ins. Co.

Cadet Holding Corp.          Iowa             100% First AUSA Life      Holding company
                                              Insurance Company

Providian Corporation        Delaware         100% AEGON N.V.           Holding company

Providian Series Trust       Massachusetts    N/A                       Mutual fund

Providian Agency Group, Inc. Kentucky         100% Providian Corp.      Provider of services to ins.
                                                                        cos.

Benefit Plans, Inc.          Delaware         100% Providian Corp.      TPA for Peoples Security Life
                                                                        Insurance Company

Durco Agency, Inc.           Virginia         100% Benefit Plans, Inc.  General agent

Providian Assignment Corp.   Kentucky         100% Providian Corp.      Administrator of structured
                                                                        settlements

Providian Financial          Pennsylvania     100% Providian Corp.      Financial services
Services, Inc.

Providian Securities         Pennsylvania     100% Providian Financial  Broker-Dealer
Corporation                                   Services, Inc.

Wannalancit Corp.            Massachusetts    100% Providian Corp.      Real estate holding company

Providian Investment         Delaware         100% Providian Corp.      Registered investment advisor
Advisors, Inc.

Providian Capital            Delaware         100% Providian Corp.      Provider of investment,
Management, Inc.                                                        marketing and admin. services
                                                                        to ins. cos.

Providian Capital            Delaware         100% Providian Capital    Real estate and mortgage
Management Real Estate                        Management, Inc.          holding company
Services, Inc.

Capital Real Estate          Delaware         100% Providian Corp.      Furniture and equiment lessor
Development Corporation

Capital General              Delaware         100% Providian Corp.      Holding company
Development Corporation

Commonwealth Life            Kentucky         100% Capital General      Insurance company
Insurance Company                             Development Corporation

Agency Holding I, Inc.       Delaware         100% Commonwealth Life    Investment subsidiary
                                              Insurance Company

Agency Investments I, Inc.   Delaware         100% Agency Holding I,    Investment subsidiary
                                              Inc.

Commonwealth Agency, Inc.    Kentucky         100% Commonwealth Life    Special purpose subsidiary
                                              Insurance Company

Camden Asset Management      California       51% Commonwealth Life     Investment entity
L.P.                                          Insurance Company

Peoples Security Life        North Carolina   100% Capital General      Insurance company
Insurance Company                             Development Corporation

Ammest Realty Corporation    Texas            100% Peoples Security     Special purpose subsidiary
                                              Life Insurance Company

Agency Holding II, Inc.      Delaware         100% Peoples Security     Investment subsidiary
                                              Life Insurance Company

Agency Investments II, Inc.  Delaware         100% Agency               Investment subsidiary
                                              Holding II, Inc.

Agency Holding III, Inc.     Delaware         100% Peoples Security     Investment subsidiary
                                              Life Insurance Company

Agency Investments III, Inc. Delaware         100% Agency               Investment subsidiary
                                              Holding III, Inc.

JMH Operating Company, Inc.  Mississippi      100% Peoples Security     Real estate
                                              Life Insurance Company    holdings

Capital Security Life Ins.   North Carolina   100% Capital General      Insurance company
Co.                                           Development Corporation

Independence Automobile      Florida          100% Capital Security     Automobile Club
Association, Inc.                             Life Insurance Company

Independence Automobile      Georgia          100% Capital Security     Automobile Club
Club, Inc.                                    Life Insurance Company

Capital 200 Block            Delaware         100% Providian Corp.      Real estate holdings
Corporation

Capital Broadway             Kentucky         100% Providian Corp.      Real estate holdings
Corporation

Southlife, Inc.              Tennessee        100% Providian Corp.      Investment subsidiary

Providian Insurance          Pennsylvania     100% Providian Corp.      Provider of management
Agency, Inc.                                                            support services

National Home Life           Pennsylvania     100% Providian            Special-purpose subsidiary
Corporation                                   Insurance Agency, Inc.

Compass Rose Development     Pennsylvania     100% Providian            Special-purpose subsidiary
Corporation                                   Insurance Agency, Inc.

Association Consultants,     Illinois         100% Providian            TPA license-holder
Inc.                                          Insurance Agency, Inc.

Valley Forge Associates,     Pennsylvania     100% Providian            Furniture & equipment lessor
Inc.                                          Insurance Agency, Inc.

Veterans Benefits Plans,     Pennsylvania     100% Providian            Administator of group
Inc.                                          Insurance Agency, Inc.    insurance programs

Veterans Insurance           Delaware         100% Providian            Special-purpose subsidiary
Services, Inc.                                Insurance Agency, Inc.

Financial Planning           Dist. Columbia   100% Providian            Special-purpose subsidiary
Services, Inc.                                Insurance Agency, Inc.

Providian Auto and Home      Missouri         100% Providian Corp.      Insurance company
Insurance Company

Academy Insurance Group,     Delaware         100% Providian Auto and   Holding company
Inc.                                          Home Insurance Company

Academy Life Insurance Co.   Missouri         100% Academy Insurance    Insurance company
                                              Group, Inc.

Pension Life Insurance       New Jersey       100% Academy Insurance    Insurance company
Company of America                            Group, Inc.

Academy Services, Inc.       Delaware         100% Academy Insurance    Special-purpose subsidiary
                                              Group, Inc.

Ammest Development Corp.     Kansas           100% Academy Insurance    Special-purpose subsidiary
Inc.                                          Group, Inc.

Ammest Insurance Agency,     California       100% Academy Insurance    General agent
Inc.                                          Group, Inc.

Ammest Massachusetts         Massachusetts    100% Academy Insurance    Special-purpose subsidiary
Insurance Agency, Inc.                        Group, Inc.


Ammest Realty, Inc.          Pennsylvania     100% Academy Insurance    Special-purpose subsidiary
                                              Group, Inc.

AMPAC, Inc.                  Texas            100% Academy Insurance    Managing general agent
                                              Group, Inc.

AMPAC Insurance Agency, Inc. Pennsylvania     100% Academy Insurance    Special-purpose subsidiary
                                              Group, Inc.

Data/Mark Services, Inc.     Delaware         100% Academy Insurance    Provider of mgmt. services
                                              Group, Inc.

Force Financial Group, Inc.  Delaware         100% Academy Insurance    Special-purpose subsidiary
                                              Group, Inc.

Force Financial Services,    Massachusetts    100% Force Fin.           Special-purpose subsidiary
Inc.                                          Group, Inc.

Military Associates, Inc.    Pennsylvania     100% Academy Insurance    Special-purpose subsidiary
                                              Group, Inc.

NCOA Motor Club, Inc.        Georgia          100% Academy Insurance    Automobile club
                                              Group, Inc.

NCOAA Management Company     Texas            100% Academy Insurance    Special-purpose subsidiary
                                              Group, Inc.

Unicom Administrative        Pennsylvania     100% Academy Insurance    Provider of admin.
Services, Inc.                                Group, Inc.               services

Unicom Administrative        Germany          100% Unicom               Provider of admin.
Services, GmbH                                Administrative            services
                                              Services, Inc.

Providian Property and       Kentucky         100% Providian Auto       Insurance company
Casualty Insurance                            and Home Insurance
Company                                       Company

Providian Fire Insurance     Kentucky         100% Providian Property   Insurance company
Co.                                           and Casualty Insurance
                                              Co.

Capital Liberty, L.P.        Delaware         78% Commonwealth          Holding Company
                                              Life Insurance Company
                                              19% Peoples Security
                                              Life Insurance Company
                                              3% Providian Corp.

Providian LLC                Turks &          100% Providian Corp.      Special-purpose subsidiary
                             Caicos Islands

Providian Life and Health    Missouri         4% Providian Corp.        Insurance company
Insurance Company                             15% Peoples Security
                                              Life Insurance Company
                                              20% Capital Liberty,
                                              L.P.
                                              61% Commonwealth Life
                                              Insurance Company

Veterans Life Insurance Co.  Illinois         100% Providian Life and   Insurance company
                                              Health Insurance
                                              Company

Providian Services, Inc.     Pennsylvania     100% Veterans Life        Special-purpose subsidiary
                                              Ins. Co.

First Providian Life and     New York         100% Veterans Life        Insurance Company
Health Insurance Company                      Ins. Co.

Item 27.     Number of Policyowners

             As of December 31, 1996, there were 783 Owners of the

             Policies.

Item 28.     Indemnification

        The New York Code (Sections 721 et. seq.) provides for permissive
                                        --------
indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.     Principal Underwriter

             AEGON USA Securities, Inc.
             4333 Edgewood Road, N.E.
             Cedar Rapids, Iowa  52499

             The directors and officers of
             AEGON USA Securities, Inc.
             are as follows:/5/

Patrick E. Falconio
Director

William L. Busler
Director

Brenda K. Clancy
Director

Robert A. Thelen
Senior Vice-President

Lorri E. Mehaffey
President



Billy J. Berger
Vice President and Assistant Treasurer

Lisa Wachendorf
Vice President

Linda Gilmer
Vice President and Treasurer

Donna M. Craft
Vice President

Frank A. Camp
Secretary

Shelley Davenport
Assistant Vice President
_____________________
/5/ The principal business address of each person listed is AEGON USA Securities, Inc., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.


Commissions and Other Compensation Received by Principal Underwriter.
--------------------------------------------------------------------


   AEGON USA Securities, Inc. and/or the broker-dealers received $1,628,150 from the Registrant during the last fiscal year for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.


Item 30.     Location of Accounts and Records

             The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by AUSA Life Insurance Company,

Inc. at 666 Fifth Avenue, New York, New York 10103, or its Service Office, Financial Markets Division - Variable Annuity Dept., 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499.

Item 31.     Management Services.

             All management Policies are discussed in Part A or Part B.

Item 32.     Undertakings

             (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

             (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

             (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to AUSA at the address or phone number listed in the Prospectus.


             (d) AUSA Life Insurance Company hereby represents that the fees and charges deduted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AUSA Life Insurance Company.


Section 403(b) Representations
------------------------------

        AUSA represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on
Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 25th day of September, 1997.

                                            AUSA ENDEAVOR VARIABLE ANNUITY
                                            ACCOUNT

                                            AUSA LIFE INSURANCE COMPANY, INC.
                                            Depositor
                                                                           *
                                            -------------------------------
                                            Tom A. Schlossberg
                                            President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.


Signatures                           Title             Date
----------                           -----             ----

                               *     Director          September 25, 1997
-------------------------------
William Brown, Jr.

/s/  Larry G. Brown                  Director          September 25, 1997
-------------------------------
Larry G. Brown

                               *     Director          September 25, 1997
-------------------------------
William L. Busler

                               *     Director          September 25, 1997
-------------------------------
Jack R. Dykhouse

                               *     Director          September 25, 1997
-------------------------------
Steven E. Frushtick

                               *     Director          September 25, 1997
-------------------------------
Carl T. Hanson

                               *     Director          September 25, 1997
-------------------------------
B. Larry Jenkins

                               *     Director          September 25, 1997
-------------------------------
Colette Vargas

                               *     Director          September 25, 1997
-------------------------------
Vera F. Mihaic

                               *     Director          September 25, 1997
-------------------------------
Peter P. Post

                               *     Director          September 25, 1997
-------------------------------      (Principal
Tom A. Schlossberg                   Executive Officer)

                               *     Director          September 25, 1997
-------------------------------
Cor H. Verhagen

                               *     Director          September 25, 1997
-------------------------------
E. Kirby Warren

                               *     Treasurer         September 25, 1997
-------------------------------
Brenda K. Clancy



* By: Larry G. Brown, attorney in fact.

                                 EXHIBIT INDEX
                                 -------------

Exhibit No.            Description of Exhibit                                                                       Page No.*
-----------            ----------------------                                                                       ---------
(3)(b)                 Form of Broker/Dealer Supervision and Sales Agreement by and between AEGON USA
                       Securities, Inc. and the Broker/Dealer.

(4)(d)                 Form of Policy.

(5)(c)                 Form of Application.

(8)(d)                 Amendment to Participation  Agreement by and between AUSA Life Insurance
                       Company, Inc. and Endeavor Series Trust.

(10)(b)                Opinion and Consent of Actuary

------------------------------
*Page numbers included only in manually executed original.

                                                                Registration No.
                                                                        33-83560




                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549


                                _______________

                                   EXHIBITS

                                      TO

                                   FORM N-4

                            REGISTRATION STATEMENT

                                     UNDER

                          THE SECURITIES ACT OF 1933

                                      FOR

                    AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT

                                _______________